UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2020

Date of reporting period: 12/31/2020

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout
February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-
at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the
U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
22.16% 18.40%
U.S. small cap equities
(Russell 2000
®
Index)
37.85 19.96
International equities
(MSCI Europe, Australasia,
Far East Index)
21.61 7.82
Emerging market equities
(MSCI Emerging Markets
Index)
31.14 18.31
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.07 0.67
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.87) 10.58
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.29 7.51
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.92 4.95
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
11.32 7.05
This Page is not Part of Your Fund Report

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock High Yield V.I. Fund
Investment Objective
BlackRock High Yield V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund’s Class I Shares outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer
Capped Index, while the Fund’s Class III Shares performed in line with the benchmark.
What factors influenced performance?
High-yield bonds delivered strong returns in 2020. Although the market fell sharply in the first quarter due to the emergence of COVID-19, the Fed responded by cutting short-
term interest rates to zero and pledging to support the corporate bond market through direct purchases. The high-yield market rebounded quickly in response, and the rally carried through until year end due to the combination of better-than-expected economic growth and the approval of a coronavirus vaccine in November 2020.
Security selection in the technology sector contributed to the Fund’s relative performance, as did an underweight position in oil field services and an overweight in wireline telecommunications. The Fund’s overweight allocation to BBB-rated issues was additive, as was security selection in CCC rated bonds. A tactical weighting in investment-
grade corporate bonds was also an important positive driver of performance. A position in floating rate loan interests made a modest contribution as well.
Underweight allocations to the independent energy and automotive sectors detracted from relative performance. Security selection in the finance industry and an underweight in BB rated securities also weighed on results. The Fund used derivatives (including credit default swaps and total return swaps) to manage its positioning. This aspect of its strategy was a minor detractor from performance.
Describe recent portfolio activity.
The Fund increased its allocations to the wireline telecommunications, midstream energy and independent energy sectors, while reducing its weightings in electricity, construction machinery and health insurance. The Fund tactically increased its position in investment-grade securities, primarily new issues that came to the market at attractive valuations in the second quarter of 2020.
Describe portfolio positioning at period end.
The Fund’s broad portfolio strategy was relatively stable. The investment adviser’s decision to increase the allocation to investment-grade bonds was the most notable shift.
This position, which reached a peak of nearly 14% of assets in the second quarter, stood at 8% as of year end.
From a credit quality perspective, the Fund was underweight in BB-rated debt and overweight in select CCCs. With that said, the Fund maintained an underweight in the highest-yielding portion of the market with the largest concentration of distressed assets. The Fund’s major sector positioning themes remained consistent, with the largest overweight positions in technology, cable/satellite and aerospace/defense. The Fund was underweight in energy, as well as in most sectors with above-average sensitivity to the fallout from COVID-19. This included the retail and automotive, media/entertainment and finance industries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock High Yield V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares, prior to February 15, 2012, the recommencement of operations of Class III Shares, are based upon performance of Class I Shares of the Predecessor Fund (as defined below), as adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock
High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization ”). The Predecessor Fund is the
performance and accounting survivor of the Reorganization. The Fund’s total returns prior to October 1, 2011 are the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name “BlackRock High Income V.I. Fund”.
(c)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)
........................................ 3.78% 3.67% 11.03% 7.27% 7.85% 6.58%
Class III
(c)
........................................ 3.55 3.45 10.75 7.01 7.60 6.31
(d)
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped
Index
......................
— — 11.32 7.05 8.57 6.79
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Fund's total returns prior to October 1, 2011 a re the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name "BlackRock High Income
V.I. Fund".
(d)
The returns for Class III Shares prior to February 15, 2012, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
4
BlackRock High Yield V.I. Fund
Portfolio Information
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... — %
(d)
A ............................................ 1
BBB/Baa ....................................... 13
BB/Ba ......................................... 38
B ............................................ 33
CCC/ Caa ....................................... 1 3
NR ........................................... 2
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,110.30 $ 3.08 $ 1,000.00 $ 1,022.22 $ 2.95 0.58%
Class III .................................. 1,000.00 1,107.50 4.34 1,000.00 1,021.01 4.17 0.82
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 1.0%
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
................ 346 $ 13,304
Chemicals — 0.2%
Element Solutions, Inc. ................ 67,588 1,198,335
Diversified Telecommunication Services — 0.0%
CenturyLink, Inc. .................... 25,766 251,219
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
........ 1,058 41,085
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
......... 5,404 397,086
Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc. ....... 24,856 1,053,894
VICI Properties, Inc. .................. 56,302 1,435,701
2,489,595
Life Sciences Tools & Services — 0.0%
PPD, Inc.
(a)
........................ 1,969 67,379
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
..... 146,145 241,139
Metals & Mining — 0.2%
Constellium SE, Class A
(a)
.............. 80,736 1,129,497
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
(a)
.............. 41,611 865,509
Total Common Stocks — 1.0%
(Cost: $6,026,422) ............................... 6,694,148
Par (000)
Par (000)
Corporate Bonds — 86.5%
Aerospace & Defense — 4.2%
Boeing Co. (The):
5.15%
,
05/01/30 .................. USD 1,250 1,512,814
5.81%
,
05/01/50 .................. 1,830 2,522,006
5.93%
,
05/01/60 .................. 1,830 2,596,027
Bombardier, Inc.
(c)
:
8.75%
,
12/01/21 .................. 1,423 1,479,920
5.75%
,
03/15/22 .................. 236 240,783
6.13%
,
01/15/23 .................. 668 652,970
7.50%
,
12/01/24 .................. 148 141,972
7.50%
,
03/15/25 .................. 58 53,795
7.88%
,
04/15/27 .................. 1,113 1,023,337
BWX Technologies, Inc., 4.13%, 06/30/28
(c)
.. 418 435,242
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
. 741 718,770
Howmet Aerospace, Inc.:
5.87%
,
02/23/22 .................. 173 181,001
5.13%
,
10/01/24 .................. 12 13,210
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(c)
................ 516 541,155
Rolls-Royce plc, 5.75%, 10/15/27
(c)
....... 1,123 1,243,723
Signature Aviation US Holdings, Inc.
(c)
:
5.38%
,
05/01/26 .................. 165 169,125
4.00%
,
03/01/28 .................. 418 420,780
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(c)
.. 276 291,152
SSL Robotics LLC, 9.75%, 12/31/23
(c)
..... 310 350,300
TransDigm, Inc.:
8.00%
,
12/15/25
(c)
................. 1,715 1,895,590
6.25%
,
03/15/26
(c)
................. 9,140 9,734,100
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38%
,
06/15/26 .................. USD 350 $ 362,250
Triumph Group, Inc., 8.88%, 06/01/24
(c)
.... 1,702 1,867,945
28,447,967
Airlines — 1.1%
American Airlines, Inc., 11.75%, 07/15/25
(c)
.. 536 618,142
Delta Air Lines, Inc.
(c)
:
7.00%
,
05/01/25 .................. 630 727,368
4.50%
,
10/20/25 .................. 320 342,035
4.75%
,
10/20/28 .................. 1,138 1,242,141
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
2,028 2,180,100
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
115 128,394
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... 1,868 2,017,837
7,256,017
Auto Components — 1.8%
Adient US LLC, 9.00%, 04/15/25
(c)
....... 305 340,075
Allison Transmission, Inc.
(c)
:
5.88%
,
06/01/29 .................. 647 714,935
3.75%
,
01/30/31 .................. 488 499,285
Clarios Global LP
(c)
:
6.75%
,
05/15/25 .................. 1,608 1,732,620
6.25%
,
05/15/26 .................. 1,859 1,993,778
8.50%
,
05/15/27 .................. 3,367 3,657,940
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... 604 635,970
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... 332 375,259
Icahn Enterprises LP:
4.75%
,
09/15/24 .................. 162 168,277
6.38%
,
12/15/25 .................. 562 581,389
6.25%
,
05/15/26 .................. 369 390,734
5.25%
,
05/15/27 .................. 517 554,224
Tenneco, Inc., 7.88%, 01/15/29
(c)
........ 126 141,468
11,785,954
Automobiles — 0.8%
Ford Motor Co.:
8.50%
,
04/21/23 .................. 382 429,945
4.35%
,
12/08/26 .................. 82 87,330
4.75%
,
01/15/43 .................. 167 170,340
5.29%
,
12/08/46 .................. 160 167,200
General Motors Co.:
5.00%
,
10/01/28 .................. 101 120,177
5.00%
,
04/01/35 .................. 160 192,653
6.25%
,
10/02/43 .................. 727 980,701
5.20%
,
04/01/45 .................. 522 633,931
6.75%
,
04/01/46 .................. 197 283,825
5.95%
,
04/01/49 .................. 450 608,589
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(c)
... 550 619,309
Tesla, Inc., 5.30%, 08/15/25
(c)
.......... 582 606,735
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
210 225,750
5,126,485
Banks — 0.3%
Banco Espirito Santo SA
(a)(d)
:
2.63%
,
05/08/17 .................. EUR 100 15,881
4.75%
,
01/15/18 .................. 100 15,882
4.00%
,
01/21/19 .................. 100 15,881
Barclays plc, 5.20%, 05/12/26 .......... USD 200 232,544
BNP Paribas SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.94%), 4.50%
(c)(e)(f)
............... 325 328,422
CIT Group, Inc.:
5.00%
,
08/15/22 .................. 30 31,800

BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
5.00%
,
08/01/23 .................. USD 396 $ 432,630
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00%
(e)(f)
............... 295 302,744
HSBC Holdings plc
(e)(f)
:
(USD Swap Rate 5 Year + 3.75%), 6.00% . 465 506,269
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ....................... 200 203,524
2,085,577
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(c)
118 122,189
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(c)
..................... 545 572,457
Builders FirstSource, Inc., 6.75%, 06/01/27
(c)
. 193 209,349
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(c)
..................... 850 903,125
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(c)
.... 152 158,080
Forterra Finance LLC, 6.50%, 07/15/25
(c)
... 766 823,450
Griffon Corp., 5.75%, 03/01/28 .......... 331 350,032
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
................ 200 212,434
JELD-WEN, Inc.
(c)
:
6.25%
,
05/15/25 .................. 245 264,600
4.63%
,
12/15/25 .................. 99 101,030
4.88%
,
12/15/27 .................. 30 31,725
Masonite International Corp.
(c)
:
5.75%
,
09/15/26 .................. 45 47,025
5.38%
,
02/01/28 .................. 74 79,458
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
.. 923 964,678
Standard Industries, Inc.
(c)
:
5.00%
,
02/15/27 .................. 221 230,945
4.38%
,
07/15/30 .................. 653 698,534
3.38%
,
01/15/31 .................. 975 979,875
Summit Materials LLC, 5.25%, 01/15/29
(c)
... 278 291,900
6,918,697
Capital Markets — 1.1%
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00%
(e)(f)
.... 1,590 1,673,475
Credit Suisse Group AG
(c)(e)(f)
:
(USD Swap Semi 5 Year + 4.60%), 7.50% 200 218,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... 700 779,625
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ....................... 405 428,287
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%),
5.10% ....................... 235 244,400
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50% ....................... 370 371,813
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(e)(f)
921 974,344
MSCI, Inc., 3.88%, 02/15/31
(c)
.......... 555 586,913
Owl Rock Capital Corp.:
5.25%
,
04/15/24 .................. 146 158,011
4.00%
,
03/30/25 .................. 195 203,610
3.75%
,
07/22/25 .................. 866 898,653
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.25%
,
01/15/26 .................. USD 301 $ 317,052
3.40%
,
07/15/26 .................. 170 172,434
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(c)
..................... 240 241,303
7,267,920
Chemicals — 1.7%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(c)(g)
............ 810 816,414
Atotech Alpha 3 BV, 6.25%, 02/01/25
(c)
..... 2,754 2,802,195
Axalta Coating Systems LLC
(c)
:
4.75%
,
06/15/27 .................. 423 449,966
3.38%
,
02/15/29 .................. 466 466,000
Blue Cube Spinco LLC:
9.75%
,
10/15/23 .................. 81 83,227
10.00%
,
10/15/25 ................. 40 42,350
Chemours Co. (The), 5.75%, 11/15/28
(c)
.... 186 189,720
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 2,394 2,462,827
Gates Global LLC, 6.25%, 01/15/26
(c)
...... 574 602,700
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
..................... 534 550,020
HB Fuller Co., 4.25%, 10/15/28 ......... 165 169,125
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... 553 608,300
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 132 132,990
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 406,003
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
.. 81 84,341
OCI NV, 5.25%, 11/01/24
(c)
............ 277 287,734
PQ Corp., 5.75%, 12/15/25
(c)
........... 912 935,940
Rayonier AM Products, Inc., 7.63%, 01/15/26
(c)
114 118,874
Valvoline, Inc.
(c)
:
4.25%
,
02/15/30 .................. 168 178,080
3.63%
,
06/15/31 .................. 2 2,053
WR Grace & Co.-Conn., 4.88%, 06/15/27
(c)
.. 162 171,804
11,560,663
Commercial Services & Supplies — 2.8%
ACCO Brands Corp., 5.25%, 12/15/24
(c)
.... 104 106,860
ADT Security Corp. (The), 4.88%, 07/15/32
(c)
. 803 870,251
Allied Universal Holdco LLC
(c)
:
6.63%
,
07/15/26 .................. 3,651 3,893,061
9.75%
,
07/15/27 .................. 1,213 1,322,170
APX Group, Inc.:
7.88%
,
12/01/22 .................. 115 115,287
8.50%
,
11/01/24 .................. 202 212,100
6.75%
,
02/15/27
(c)
................. 455 489,125
Aramark Services, Inc.:
5.00%
,
04/01/25
(c)
................. 246 253,380
6.38%
,
05/01/25
(c)
................. 571 610,256
4.75%
,
06/01/26 .................. 72 74,121
Brink's Co. (The), 5.50%, 07/15/25
(c)
...... 114 121,695
Clean Harbors, Inc.
(c)
:
4.88%
,
07/15/27 .................. 233 243,091
5.13%
,
07/15/29 .................. 199 217,408
Covanta Holding Corp., 5.00%, 09/01/30 ... 141 150,861
Garda World Security Corp.
(c)
:
4.63%
,
02/15/27 .................. 715 722,150
9.50%
,
11/01/27 .................. 428 474,010
GFL Environmental, Inc.
(c)
:
4.25%
,
06/01/25 .................. 140 145,250
3.75%
,
08/01/25 .................. 299 306,475
5.13%
,
12/15/26 .................. 1,122 1,193,528
8.50%
,
05/01/27 .................. 632 701,520
4.00%
,
08/01/28 .................. 565 569,237
3.50%
,
09/01/28 .................. 566 576,259

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
IAA, Inc., 5.50%, 06/15/27
(c)
........... USD 274 $ 290,440
Interface, Inc., 5.50%, 12/01/28
(c)
........ 186 195,765
KAR Auction Services, Inc., 5.13%, 06/01/25
(c)
262 269,606
Nielsen Finance LLC
(c)
:
5.63%
,
10/01/28 .................. 818 888,798
5.88%
,
10/01/30 .................. 1,063 1,202,519
Prime Security Services Borrower LLC
(c)
:
5.25%
,
04/15/24 .................. 135 144,113
5.75%
,
04/15/26 .................. 42 45,990
3.38%
,
08/31/27 .................. 460 456,550
6.25%
,
01/15/28 .................. 1,009 1,083,252
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 254 260,985
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 776 793,460
18,999,573
Communications Equipment — 0.9%
Avaya, Inc., 6.13%, 09/15/28
(c)
.......... 1,703 1,819,247
CommScope Technologies LLC
(c)
:
6.00%
,
06/15/25 .................. 764 781,190
5.00%
,
03/15/27 .................. 437 430,445
CommScope, Inc.
(c)
:
5.50%
,
03/01/24 .................. 449 462,919
6.00%
,
03/01/26 .................. 455 479,388
8.25%
,
03/01/27 .................. 66 70,455
7.13%
,
07/01/28 .................. 65 69,225
Nokia OYJ:
4.38%
,
06/12/27 .................. 187 203,947
6.63%
,
05/15/39 .................. 107 136,672
ViaSat, Inc.
(c)
:
5.63%
,
04/15/27 .................. 805 845,250
6.50%
,
07/15/28 .................. 730 790,013
6,088,751
Construction & Engineering — 0.3%
(c)
Brand Industrial Services, Inc., 8.50%, 07/15/25 767 783,299
MasTec, Inc., 4.50%, 08/15/28 .......... 318 333,900
New Enterprise Stone & Lime Co., Inc.:
6.25%
,
03/15/26 .................. 99 101,475
9.75%
,
07/15/28 .................. 131 143,445
Pike Corp., 5.50%, 09/01/28 ........... 267 282,019
Weekley Homes LLC, 4.88%, 09/15/28 ..... 127 132,715
1,776,853
Consumer Finance — 1.5%
Ally Financial, Inc., 8.00%, 11/01/31 ...... 850 1,247,690
Ford Motor Credit Co. LLC:
5.88%
,
08/02/21 .................. 701 717,473
2.98%
,
08/03/22 .................. 736 748,291
3.09%
,
01/09/23 .................. 200 203,489
4.14%
,
02/15/23 .................. 248 255,440
3.81%
,
01/09/24 .................. 200 205,000
4.06%
,
11/01/24 .................. 200 210,114
5.13%
,
06/16/25 .................. 1,147 1,247,133
4.13%
,
08/04/25 .................. 650 681,688
3.38%
,
11/13/25 .................. 200 205,472
4.39%
,
01/08/26 .................. 475 498,598
4.00%
,
11/13/30 .................. 200 210,000
General Motors Financial Co., Inc., 5.65%,
01/17/29 ...................... 112 138,778
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(c)(g)
....... 532 462,887
Navient Corp.:
6.13%
,
03/25/24 .................. 176 187,880
5.88%
,
10/25/24 .................. 49 52,063
6.75%
,
06/25/25 .................. 103 112,012
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.75%
,
06/15/26 .................. USD 138 $ 149,903
OneMain Finance Corp.:
6.88%
,
03/15/25 .................. 227 263,604
8.88%
,
06/01/25 .................. 133 150,456
7.13%
,
03/15/26 .................. 537 635,002
6.63%
,
01/15/28 .................. 611 725,563
5.38%
,
11/15/29 .................. 135 151,875
4.00%
,
09/15/30 .................. 241 250,064
9,710,475
Containers & Packaging — 1.9%
ARD Finance SA, 6.50%, 06/30/27
(c)
...... 2,202 2,350,635
Ardagh Packaging Finance plc
(c)
:
5.25%
,
04/30/25 .................. 342 360,810
4.13%
,
08/15/26 .................. 700 731,500
4.75%
,
07/15/27 .................. GBP 100 141,708
5.25%
,
08/15/27 .................. USD 1,325 1,390,998
CANPACK SA, 3.13%, 11/01/25
(c)
........ 211 210,473
Crown Americas LLC, 4.25%, 09/30/26 .... 302 332,849
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 94,965
Graham Packaging Co., Inc., 7.13%, 08/15/28
(c)
356 393,380
Graphic Packaging International LLC
(c)
:
4.75%
,
07/15/27 .................. 128 141,760
3.50%
,
03/15/28 .................. 61 63,211
3.50%
,
03/01/29 .................. 106 108,385
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(c)
..................... 259 266,123
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(c)
..................... 181 191,952
LABL Escrow Issuer LLC
(c)
:
6.75%
,
07/15/26 .................. 365 395,284
10.50%
,
07/15/27 ................. 307 345,759
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
................ 389 396,675
Sealed Air Corp.
(c)
:
5.13%
,
12/01/24 .................. 20 21,800
6.88%
,
07/15/33 .................. 31 40,920
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 3 3,116
Trivium Packaging Finance BV
(c)(h)
:
5.50%
,
08/15/26 .................. 2,067 2,185,853
8.50%
,
08/15/27 .................. 2,434 2,665,230
12,833,386
Distributors — 0.5%
(c)
American Builders & Contractors Supply Co.,
Inc.:
5.88%
,
05/15/26 .................. 415 430,044
4.00%
,
01/15/28 .................. 220 227,700
Core & Main LP, 6.13%, 08/15/25 ........ 2,398 2,478,933
Wolverine Escrow LLC:
8.50%
,
11/15/24 .................. 114 108,759
9.00%
,
11/15/26 .................. 131 123,998
3,369,434
Diversified Consumer Services — 0.3%
frontdoor, Inc., 6.75%, 08/15/26
(c)
........ 302 322,007
Graham Holdings Co., 5.75%, 06/01/26
(c)
... 105 110,250
Laureate Education, Inc., 8.25%, 05/01/25
(c)
.. 171 181,260
Service Corp. International:
5.13%
,
06/01/29 .................. 89 98,567
3.38%
,
08/15/30 .................. 408 424,406
Sotheby's, 7.38%, 10/15/27
(c)
........... 1,106 1,184,803
2,321,293

BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Financial Services — 1.4%
(c)
Fairstone Financial, Inc., 7.88%, 07/15/24 ... USD 289 $ 306,340
MPH Acquisition Holdings LLC, 5.75%,
11/01/28 ...................... 1,639 1,610,809
Refinitiv US Holdings, Inc.:
4.50%
,
05/15/26 .................. EUR 650 834,769
6.25%
,
05/15/26 .................. USD 183 195,353
8.25%
,
11/15/26 .................. 1,146 1,250,572
Sabre GLBL, Inc.:
5.25%
,
11/15/23 .................. 73 73,912
9.25%
,
04/15/25 .................. 806 959,140
7.38%
,
09/01/25 .................. 395 428,575
Shift4 Payments LLC, 4.63%, 11/01/26 ..... 493 512,720
Verscend Escrow Corp., 9.75%, 08/15/26 ... 2,693 2,918,539
9,090,729
Diversified Telecommunication Services — 7.0%
Altice France Holding SA
(c)
:
10.50%
,
05/15/27 ................. 3,477 3,902,933
6.00%
,
02/15/28 .................. 1,063 1,076,287
Altice France SA
(c)
:
7.38%
,
05/01/26 .................. 1,464 1,540,860
8.13%
,
02/01/27 .................. 1,721 1,897,420
5.50%
,
01/15/28 .................. 1,055 1,103,013
5.13%
,
01/15/29 .................. 254 262,890
CCO Holdings LLC
(c)
:
5.00%
,
02/01/28 .................. 441 466,358
5.38%
,
06/01/29 .................. 792 868,230
4.75%
,
03/01/30 .................. 657 708,903
4.50%
,
08/15/30 .................. 1,244 1,320,195
4.25%
,
02/01/31 .................. 1,428 1,504,912
4.50%
,
05/01/32 .................. 1,988 2,122,627
CenturyLink, Inc.:
Series W, 6.75%
,
12/01/23 ........... 128 142,560
Series Y, 7.50%
,
04/01/24 ........... 176 199,320
5.13%
,
12/15/26
(c)
................. 3,060 3,231,238
4.00%
,
02/15/27
(c)
................. 540 557,550
4.50%
,
01/15/29
(c)
................. 1,401 1,425,517
Series P, 7.60%
,
09/15/39 ........... 619 752,085
Series U, 7.65%
,
03/15/42 ........... 1,076 1,301,960
Cincinnati Bell, Inc.
(c)
:
7.00%
,
07/15/24 .................. 919 955,760
8.00%
,
10/15/25 .................. 75 79,969
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
..................... 1,198 1,281,860
Frontier Communications Corp.
(c)
:
5.88%
,
10/15/27 .................. 775 837,969
5.00%
,
05/01/28 .................. 1,084 1,130,070
6.75%
,
05/01/29 .................. 759 812,130
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(c)(h)
.................... 106 108,517
Level 3 Financing, Inc.
(c)
:
4.25%
,
07/01/28 .................. 1,312 1,348,080
3.63%
,
01/15/29 .................. 964 961,590
QualityTech LP, 3.88%, 10/01/28
(c)
....... 619 631,380
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
..................... 200 212,750
Sprint Capital Corp.:
6.88%
,
11/15/28 .................. 1,592 2,099,020
8.75%
,
03/15/32 .................. 1,603 2,538,150
Switch Ltd., 3.75%, 09/15/28
(c)
.......... 572 580,580
Telecom Italia Capital SA:
6.38%
,
11/15/33 .................. 408 501,840
6.00%
,
09/30/34 .................. 739 900,169
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.20%
,
07/18/36 .................. USD 201 $ 271,183
7.72%
,
06/04/38 .................. 447 621,330
Telecom Italia SpA, 5.30%, 05/30/24
(c)
..... 251 272,962
Telesat Canada
(c)
:
4.88%
,
06/01/27 .................. 637 659,295
6.50%
,
10/15/27 .................. 52 54,340
Virgin Media Secured Finance plc
(c)
:
5.50%
,
05/15/29 .................. 400 433,500
4.50%
,
08/15/30 .................. 760 794,200
Zayo Group Holdings, Inc.
(c)
:
4.00%
,
03/01/27 .................. 1,982 1,986,955
6.13%
,
03/01/28 .................. 2,451 2,591,933
47,050,390
Electric Utilities — 0.9%
FirstEnergy Corp.:
Series B, 3.90%
,
07/15/27
(h)
.......... 171 188,493
2.65%
,
03/01/30 .................. 46 46,146
Series B, 2.25%
,
09/01/30 ........... 38 36,757
Series C, 4.85%
,
07/15/47
(h)
.......... 922 1,147,424
Series C, 3.40%
,
03/01/50 ........... 342 327,579
FirstEnergy Transmission LLC
(c)
:
5.45%
,
07/15/44 .................. 537 681,380
4.55%
,
04/01/49 .................. 259 302,468
NextEra Energy Operating Partners LP
(c)
:
4.25%
,
07/15/24 .................. 38 40,660
4.25%
,
09/15/24 .................. 13 13,910
NRG Energy, Inc.:
5.75%
,
01/15/28 .................. 8 8,740
4.45%
,
06/15/29
(c)
................. 576 667,958
3.63%
,
02/15/31
(c)
................. 644 662,547
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 587 619,285
PG&E Corp., 5.25%, 07/01/30 .......... 565 621,500
Vistra Operations Co. LLC, 4.30%, 07/15/29
(c)
336 381,368
5,746,215
Electrical Equipment — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24
(c)
. 187 208,980
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC:
4.13%
,
05/01/25 .................. 278 290,838
3.25%
,
02/15/29 .................. 473 482,318
Itron, Inc., 5.00%, 01/15/26
(c)
........... 34 34,722
Sensata Technologies, Inc.
(c)
:
4.38%
,
02/15/30 .................. 232 249,690
3.75%
,
02/15/31 .................. 182 188,658
1,246,226
Energy Equipment & Services — 0.7%
Archrock Partners LP
(c)
:
6.88%
,
04/01/27 .................. 397 427,271
6.25%
,
04/01/28 .................. 1,329 1,383,436
ChampionX Corp., 6.38%, 05/01/26 ....... 370 373,700
Pioneer Energy Services Corp.
(b)(c)
:
(LIBOR USD 3 Month + 9.50%), 11.00%
,
05/15/25
(f)
.................... 430 337,589
5.00%
, (5.00% Cash or 5.00% PIK),
11/15/25
(g)(i)
.................... 303 161,683
Tervita Corp., 11.00%, 12/01/25
(c)
........ 183 196,915
Transocean, Inc., 11.50%, 01/30/27
(c)
...... 241 172,315
USA Compression Partners LP:
6.88%
,
04/01/26 .................. 933 974,985

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.88%
,
09/01/27 .................. USD 756 $ 807,091
4,834,985
Entertainment — 1.0%
Lions Gate Capital Holdings LLC
(c)
:
6.38%
,
02/01/24 .................. 393 402,825
5.88%
,
11/01/24 .................. 150 152,250
Live Nation Entertainment, Inc.:
2.50%
,
03/15/23
(i)
................. 354 456,943
4.88%
,
11/01/24
(c)
................. 59 59,738
2.00%
,
02/15/25
(c)(i)
................ 279 295,248
6.50%
,
05/15/27
(c)
................. 2,067 2,311,981
4.75%
,
10/15/27
(c)
................. 169 173,211
3.75%
,
01/15/28
(c)
................. 329 332,422
Netflix, Inc.:
4.88%
,
04/15/28 .................. 87 98,110
5.88%
,
11/15/28 .................. 1,004 1,203,545
5.38%
,
11/15/29
(c)
................. 247 291,151
4.88%
,
06/15/30
(c)
................. 349 401,350
WMG Acquisition Corp.
(c)
:
5.50%
,
04/15/26 .................. 182 188,598
3.88%
,
07/15/30 .................. 260 276,320
3.00%
,
02/15/31 .................. 106 103,880
6,747,572
Equity Real Estate Investment Trusts (REITs) — 3.5%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(c)
..................... 318 313,230
Diversified Healthcare Trust, 9.75%, 06/15/25 356 404,466
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 473 487,656
GLP Capital LP:
5.25%
,
06/01/25 .................. 706 794,307
5.38%
,
04/15/26 .................. 172 197,399
5.30%
,
01/15/29 .................. 15 17,354
4.00%
,
01/15/30 .................. 645 700,638
4.00%
,
01/15/31 .................. 470 512,873
Host Hotels & Resorts LP, Series I, 3.50%,
09/15/30 ...................... 190 200,173
Iron Mountain, Inc.
(c)
:
4.88%
,
09/15/29 .................. 95 100,225
5.25%
,
07/15/30 .................. 1,306 1,410,480
5.63%
,
07/15/32 .................. 768 846,720
MGM Growth Properties Operating Partnership
LP:
5.63%
,
05/01/24 .................. 79 85,806
4.63%
,
06/15/25
(c)
................. 348 372,708
4.50%
,
09/01/26 .................. 1,347 1,449,237
5.75%
,
02/01/27 .................. 351 393,776
4.50%
,
01/15/28 .................. 827 879,829
3.88%
,
02/15/29
(c)
................. 1,327 1,356,858
MPT Operating Partnership LP:
5.00%
,
10/15/27 .................. 107 113,821
4.63%
,
08/01/29 .................. 913 975,769
3.50%
,
03/15/31 .................. 1,075 1,109,938
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(c)
..................... 149 158,685
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 916 948,060
SBA Communications Corp., 3.88%, 02/15/27
(c)
1,652 1,735,096
Service Properties Trust:
4.50%
,
06/15/23 .................. 70 70,350
4.35%
,
10/01/24 .................. 68 67,150
7.50%
,
09/15/25 .................. 563 648,756
5.50%
,
12/15/27 .................. 209 228,512
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group LP:
6.00%
,
04/15/23
(c)
................. USD 697 $ 710,940
8.25%
,
10/15/23 .................. 960 967,200
7.88%
,
02/15/25
(c)
................. 188 201,951
VICI Properties LP
(c)
:
3.50%
,
02/15/25 .................. 689 704,692
4.25%
,
12/01/26 .................. 717 743,637
3.75%
,
02/15/27 .................. 911 931,497
4.63%
,
12/01/29 .................. 926 990,820
4.13%
,
08/15/30 .................. 1,603 1,692,175
23,522,784
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.
(c)
:
3.25%
,
03/15/26 .................. 707 717,605
4.63%
,
01/15/27 .................. 793 843,554
5.88%
,
02/15/28 .................. 668 726,911
4.88%
,
02/15/30 .................. 433 477,114
Sysco Corp.:
6.60%
,
04/01/40 .................. 310 453,455
6.60%
,
04/01/50 .................. 310 477,450
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
218 228,078
US Foods, Inc., 6.25%, 04/15/25
(c)
....... 231 246,881
4,171,048
Food Products — 2.2%
Chobani LLC
(c)
:
7.50%
,
04/15/25 .................. 1,111 1,164,994
4.63%
,
11/15/28 .................. 469 476,035
JBS Investments II GmbH, 7.00%, 01/15/26
(c)
. 200 215,940
JBS USA LUX SA
(c)
:
5.75%
,
06/15/25 .................. 696 718,098
6.75%
,
02/15/28 .................. 363 406,219
6.50%
,
04/15/29 .................. 257 299,174
Kraft Heinz Foods Co.:
4.25%
,
03/01/31
(c)
................. 1,716 1,913,439
5.00%
,
07/15/35 .................. 189 229,114
6.88%
,
01/26/39 .................. 414 573,662
4.63%
,
10/01/39
(c)
................. 129 144,036
6.50%
,
02/09/40 .................. 280 378,479
5.00%
,
06/04/42 .................. 125 146,659
5.20%
,
07/15/45 .................. 245 291,318
4.38%
,
06/01/46 .................. 652 705,428
4.88%
,
10/01/49
(c)
................. 2,628 3,065,886
5.50%
,
06/01/50
(c)
................. 2,184 2,751,299
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(c)
355 396,269
Post Holdings, Inc.
(c)
:
5.75%
,
03/01/27 .................. 6 6,353
5.63%
,
01/15/28 .................. 165 175,725
4.63%
,
04/15/30 .................. 119 125,183
Simmons Foods, Inc., 7.75%, 01/15/24
(c)
.... 415 432,119
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 97 100,334
14,715,763
Gas Utilities — 0.1%
Ferrellgas LP, 10.00%, 04/15/25
(c)
........ 451 498,590
Health Care Equipment & Supplies — 1.1%
(c)
Avantor Funding, Inc., 4.63%, 07/15/28 .... 1,681 1,777,658
Hologic, Inc.:
4.63%
,
02/01/28 .................. 352 373,560
3.25%
,
02/15/29 .................. 376 382,580
Ortho-Clinical Diagnostics, Inc.:
7.38%
,
06/01/25 .................. 1,515 1,613,475
7.25%
,
02/01/28 .................. 2,324 2,451,820

BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc., 4.25%, 06/01/28 .......... USD 426 $ 451,560
7,050,653
Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc.:
5.63%
,
02/15/23 .................. 93 93,232
5.50%
,
07/01/28
(c)
................. 335 359,807
5.00%
,
04/15/29
(c)
................. 273 291,428
AdaptHealth LLC
(c)
:
6.13%
,
08/01/28 .................. 410 440,238
4.63%
,
08/01/29 .................. 127 130,492
AHP Health Partners, Inc., 9.75%, 07/15/26
(c)
. 639 705,296
Akumin, Inc., 7.00%, 11/01/25
(c)
......... 93 97,650
Centene Corp.:
4.25%
,
12/15/27 .................. 765 810,900
4.63%
,
12/15/29 .................. 1,613 1,790,769
3.00%
,
10/15/30 .................. 378 400,642
Community Health Systems, Inc.
(c)
:
8.63%
,
01/15/24 .................. 1,114 1,161,345
6.63%
,
02/15/25 .................. 2,162 2,275,462
8.00%
,
03/15/26 .................. 2,340 2,521,350
5.63%
,
03/15/27 .................. 1,255 1,349,439
6.00%
,
01/15/29 .................. 927 1,001,401
Encompass Health Corp.:
4.50%
,
02/01/28 .................. 27 28,215
4.75%
,
02/01/30 .................. 105 112,481
4.63%
,
04/01/31 .................. 155 165,850
HCA, Inc.:
5.38%
,
02/01/25 .................. 6 6,747
5.63%
,
09/01/28 .................. 1,228 1,449,040
5.88%
,
02/01/29 .................. 280 336,974
3.50%
,
09/01/30 .................. 2,136 2,269,663
Legacy LifePoint Health LLC
(c)
:
6.75%
,
04/15/25 .................. 289 310,331
4.38%
,
02/15/27 .................. 127 127,159
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
.... 258 257,445
MEDNAX, Inc.
(c)
:
5.25%
,
12/01/23 .................. 343 347,219
6.25%
,
01/15/27 .................. 231 247,738
Molina Healthcare, Inc.
(c)
:
4.38%
,
06/15/28 .................. 429 451,522
3.88%
,
11/15/30 .................. 396 424,710
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 247 262,438
Providence Service Corp. (The), 5.88%,
11/15/25
(c)
..................... 313 330,997
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
................ 173 190,300
RP Escrow Issuer LLC, 5.25%, 12/15/25
(c)
... 268 280,076
Surgery Center Holdings, Inc.
(c)
:
6.75%
,
07/01/25 .................. 1,130 1,149,775
10.00%
,
04/15/27 ................. 1,020 1,127,100
Tenet Healthcare Corp.
(c)
:
4.63%
,
09/01/24 .................. 406 419,195
7.50%
,
04/01/25 .................. 459 501,457
4.88%
,
01/01/26 .................. 2,044 2,138,249
6.25%
,
02/01/27 .................. 334 354,040
5.13%
,
11/01/27 .................. 1,185 1,254,619
4.63%
,
06/15/28 .................. 96 100,560
6.13%
,
10/01/28 .................. 970 1,010,721
Vizient, Inc., 6.25%, 05/15/27
(c)
......... 277 297,775
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
West Street Merger Sub, Inc., 6.38%,
09/01/25
(c)
..................... USD 706 $ 723,650
30,105,497
Health Care Technology — 0.1%
IQVIA, Inc.:
3.25%
,
03/15/25 .................. EUR 224 276,386
5.00%
,
10/15/26
(c)
................. USD 298 311,410
5.00%
,
05/15/27
(c)
................. 226 240,244
828,040
Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC
(c)
:
5.75%
,
04/15/25 .................. 161 172,270
3.88%
,
01/15/28 .................. 613 622,667
4.38%
,
01/15/28 .................. 707 728,210
3.50%
,
02/15/29 .................. 159 158,801
4.00%
,
10/15/30 .................. 907 919,181
Affinity Gaming, 6.88%, 12/15/27
(c)
....... 206 215,845
Aramark International Finance SARL, 3.13%,
04/01/25 ...................... EUR 506 619,700
Boyd Gaming Corp.:
8.63%
,
06/01/25
(c)
................. USD 514 571,666
6.38%
,
04/01/26 .................. 186 193,219
4.75%
,
12/01/27 .................. 454 471,592
Boyne USA, Inc., 7.25%, 05/01/25
(c)
...... 300 314,625
Caesars Entertainment, Inc.
(c)
:
6.25%
,
07/01/25 .................. 2,673 2,846,745
8.13%
,
07/01/27 .................. 2,146 2,375,670
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
..................... 575 609,257
Carnival Corp.
(c)
:
11.50%
,
04/01/23 ................. 684 791,196
10.50%
,
02/01/26 ................. 189 220,185
7.63%
,
03/01/26 .................. 387 421,633
9.88%
,
08/01/27 .................. 333 382,950
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... 291 305,550
Cedar Fair LP
(c)
:
5.50%
,
05/01/25 .................. 1,406 1,465,755
6.50%
,
10/01/28 .................. 87 94,343
Churchill Downs, Inc.
(c)
:
5.50%
,
04/01/27 .................. 521 551,609
4.75%
,
01/15/28 .................. 545 573,612
Dave & Buster's, Inc., 7.63%, 11/01/25
(c)
.... 333 350,482
Golden Nugget, Inc., 6.75%, 10/15/24
(c)
.... 1,489 1,478,309
Hilton Domestic Operating Co., Inc.:
5.38%
,
05/01/25
(c)
................. 284 301,750
5.13%
,
05/01/26 .................. 430 443,975
5.75%
,
05/01/28
(c)
................. 321 349,088
4.88%
,
01/15/30 .................. 1,488 1,625,640
4.00%
,
05/01/31
(c)
................. 1,291 1,362,147
IRB Holding Corp., 7.00%, 06/15/25
(c)
..... 232 253,460
Las Vegas Sands Corp.:
2.90%
,
06/25/25 .................. 83 86,854
3.50%
,
08/18/26 .................. 75 80,257
3.90%
,
08/08/29 .................. 68 73,130
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 66 68,970
MGM Resorts International:
6.00%
,
03/15/23 .................. 308 330,715
5.75%
,
06/15/25 .................. 41 45,332
NCL Corp. Ltd.
(c)
:
10.25%
,
02/01/26 ................. 191 223,470
5.88%
,
03/15/26 .................. 340 357,619

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
..................... USD 179 $ 191,530
Powdr Corp., 6.00%, 08/01/25
(c)
......... 348 366,270
Royal Caribbean Cruises Ltd.
(c)
:
10.88%
,
06/01/23 ................. 175 199,129
9.13%
,
06/15/23 .................. 275 298,375
11.50%
,
06/01/25 ................. 360 420,858
Scientific Games International, Inc.:
8.63%
,
07/01/25
(c)
................. 332 363,540
5.00%
,
10/15/25
(c)
................. 395 407,597
3.38%
,
02/15/26 .................. EUR 500 605,480
8.25%
,
03/15/26
(c)
................. USD 679 731,690
7.00%
,
05/15/28
(c)
................. 256 275,254
7.25%
,
11/15/29
(c)
................. 193 211,817
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(c)
..................... 248 269,235
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
1,799 1,942,920
Station Casinos LLC, 4.50%, 02/15/28
(c)
.... 392 394,940
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
...... 249 265,808
Wyndham Destinations, Inc., 6.63%, 07/31/26
(c)
258 295,410
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 227 235,864
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 483 497,852
Wynn Resorts Finance LLC
(c)
:
7.75%
,
04/15/25 .................. 320 346,800
5.13%
,
10/01/29 .................. 1,113 1,165,868
Yum! Brands, Inc.:
7.75%
,
04/01/25
(c)
................. 420 465,150
4.75%
,
01/15/30
(c)
................. 57 62,501
3.63%
,
03/15/31 .................. 146 147,581
5.35%
,
11/01/43 .................. 10 11,300
33,230,248
Household Durables — 1.0%
Ashton Woods USA LLC, 6.63%, 01/15/28
(c)
. 116 122,090
Brookfield Residential Properties, Inc.
(c)
:
6.25%
,
09/15/27 .................. 188 199,985
4.88%
,
02/15/30 .................. 345 356,643
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
573 612,394
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... 205 218,325
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
..................... 521 547,050
Mattamy Group Corp.
(c)
:
5.25%
,
12/15/27 .................. 246 260,145
4.63%
,
03/01/30 .................. 299 316,940
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 339 454,445
Meritage Homes Corp., 5.13%, 06/06/27 .... 240 268,200
New Home Co., Inc. (The), 7.25%, 10/15/25
(c)
118 121,185
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
664 710,480
PulteGroup, Inc.:
7.88%
,
06/15/32 .................. 20 29,925
6.38%
,
05/15/33 .................. 362 495,976
6.00%
,
02/15/35 .................. 244 331,767
Taylor Morrison Communities, Inc.
(c)
:
5.88%
,
06/15/27 .................. 161 182,464
5.13%
,
08/01/30 .................. 227 254,240
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 14 14,570
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 22 24,420
TRI Pointe Group, Inc.:
5.88%
,
06/15/24 .................. 123 134,255
5.25%
,
06/01/27 .................. 385 418,687
5.70%
,
06/15/28 .................. 91 102,739
Security
Par (000)
Par (000) Value
Household Durables (continued)
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
..................... USD 538 $ 556,830
6,733,755
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 424 442,020
Energizer Holdings, Inc.
(c)
:
4.75%
,
06/15/28 .................. 43 45,258
4.38%
,
03/31/29 .................. 31 32,101
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(c)
..................... 125 130,401
Spectrum Brands, Inc.
(c)
:
5.00%
,
10/01/29 .................. 346 371,569
5.50%
,
07/15/30 .................. 244 262,910
1,284,259
Independent Power and Renewable Electricity Producers
— 0.6%
(c)
Calpine Corp.:
5.25%
,
06/01/26 .................. 166 171,727
4.50%
,
02/15/28 .................. 172 178,880
5.13%
,
03/15/28 .................. 1,434 1,508,525
4.63%
,
02/01/29 .................. 682 701,287
5.00%
,
02/01/31 .................. 615 642,675
3.75%
,
03/01/31 .................. 412 408,016
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 308 330,330
3,941,440
Industrial Conglomerates — 0.1%
General Electric Co.:
4.25%
,
05/01/40 .................. 230 271,907
4.35%
,
05/01/50 .................. 180 218,907
490,814
Insurance — 1.6%
Acrisure LLC, 8.13%, 02/15/24
(c)
......... 115 121,752
Alliant Holdings Intermediate LLC
(c)
:
4.25%
,
10/15/27 .................. 1,891 1,933,547
6.75%
,
10/15/27 .................. 3,052 3,265,640
AmWINS Group, Inc., 7.75%, 07/01/26
(c)
.... 223 239,480
Ardonagh Midco 2 plc, 11.50%, 01/15/27
(c)
.. 200 213,500
AssuredPartners, Inc., 5.63%, 01/15/29
(c)
... 458 478,037
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
.. 537 583,155
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(c)
..................... 327 349,073
HUB International Ltd., 7.00%, 05/01/26
(c)
... 1,501 1,569,731
NFP Corp.
(c)
:
7.00%
,
05/15/25 .................. 163 175,225
6.88%
,
08/15/28 .................. 1,788 1,909,012
Willis North America, Inc., 2.95%, 09/15/29 .. 30 32,824
10,870,976
Interactive Media & Services — 0.2%
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(c)
..................... 1,084 1,135,707
Internet & Direct Marketing Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ....... 411 418,193
Expedia Group, Inc.:
6.25%
,
05/01/25 .................. 940 1,089,554
4.63%
,
08/01/27 .................. 365 407,707
Go Daddy Operating Co. LLC, 5.25%, 12/01/27 82 86,305
Match Group Holdings II LLC:
4.63%
,
06/01/28 .................. 82 85,946
5.63%
,
02/15/29 .................. 164 178,760

BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
4.13%
,
08/01/30 .................. USD 456 $ 474,240
2,740,705
IT Services — 1.6%
(c)
Arches Buyer, Inc.:
4.25%
,
06/01/28 .................. 188 190,388
6.13%
,
12/01/28 .................. 82 84,681
Austin BidCo, Inc., 7.13%, 12/15/28 ....... 124 129,425
Banff Merger Sub, Inc., 9.75%, 09/01/26 .... 2,774 2,996,336
Black Knight InfoServ LLC, 3.63%, 09/01/28 . 602 616,297
Booz Allen Hamilton, Inc., 3.88%, 09/01/28 .. 528 543,840
Cablevision Lightpath LLC:
3.88%
,
09/15/27 .................. 276 277,725
5.63%
,
09/15/28 .................. 855 894,544
Gartner, Inc.:
4.50%
,
07/01/28 .................. 456 481,080
3.75%
,
10/01/30 .................. 714 752,385
KBR, Inc., 4.75%, 09/30/28 ............ 305 317,962
Northwest Fiber LLC, 10.75%, 06/01/28 .... 149 169,860
Presidio Holdings, Inc., 4.88%, 02/01/27 .... 548 581,307
Science Applications International Corp.,
4.88%, 04/01/28 ................. 408 432,480
Tempo Acquisition LLC:
5.75%
,
06/01/25 .................. 314 333,625
6.75%
,
06/01/25 .................. 1,325 1,369,454
Unisys Corp., 6.88%, 11/01/27 .......... 181 197,743
WEX, Inc., 4.75%, 02/01/23 ........... 345 345,431
10,714,563
Leisure Products — 0.3%
Mattel, Inc.:
6.75%
,
12/31/25
(c)
................. 982 1,036,472
5.88%
,
12/15/27
(c)
................. 433 481,171
6.20%
,
10/01/40 .................. 113 131,927
5.45%
,
11/01/41 .................. 311 342,209
1,991,779
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 336 351,960
Syneos Health, Inc., 3.63%, 01/15/29 ..... 792 794,190
1,146,150
Machinery — 1.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
.. 230 244,375
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
..................... 188 191,290
Clark Equipment Co., 5.88%, 06/01/25
(c)
.... 419 442,045
Colfax Corp., 6.38%, 02/15/26
(c)
......... 316 337,330
EnPro Industries, Inc., 5.75%, 10/15/26 .... 568 603,500
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
... 241 243,711
Grinding Media, Inc., 7.38%, 12/15/23
(c)
.... 608 617,120
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(c)(g)
........... 432 469,800
Meritor, Inc., 4.50%, 12/15/28
(c)
......... 122 125,050
Navistar International Corp.
(c)
:
9.50%
,
05/01/25 .................. 118 132,455
6.63%
,
11/01/25 .................. 316 331,058
RBS Global, Inc., 4.88%, 12/15/25
(c)
...... 281 286,269
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
. 457 493,560
Terex Corp., 5.63%, 02/01/25
(c)
......... 178 183,362
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
.... 906 942,240
Vertical Holdco GmbH, 7.63%, 07/15/28
(c)
... 600 654,000
Vertical US Newco, Inc., 5.25%, 07/15/27
(c)
.. 1,848 1,958,880
Wabash National Corp., 5.50%, 10/01/25
(c)
.. 674 687,480
8,943,525
Security
Par (000)
Par (000) Value
Media — 6.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
..................... USD 251 $ 265,432
Altice Financing SA
(c)
:
7.50%
,
05/15/26 .................. 1,792 1,891,098
5.00%
,
01/15/28 .................. 1,107 1,134,271
AMC Networks, Inc.:
5.00%
,
04/01/24 .................. 69 70,121
4.75%
,
08/01/25 .................. 71 73,322
Block Communications, Inc., 4.88%, 03/01/28
(c)
231 237,930
Cable One, Inc., 4.00%, 11/15/30
(c)
....... 426 442,507
Charter Communications Operating LLC,
3.85%, 04/01/61 ................. 1,160 1,169,451
Clear Channel International BV, 6.63%,
08/01/25
(c)
..................... 1,185 1,250,175
Clear Channel Worldwide Holdings, Inc.:
9.25%
,
02/15/24 .................. 534 540,675
5.13%
,
08/15/27
(c)
................. 2,924 2,953,240
CSC Holdings LLC:
5.25%
,
06/01/24 .................. 192 207,821
6.50%
,
02/01/29
(c)
................. 236 266,456
5.75%
,
01/15/30
(c)
................. 895 981,144
4.13%
,
12/01/30
(c)
................. 421 440,197
4.63%
,
12/01/30
(c)
................. 4,087 4,265,806
3.38%
,
02/15/31
(c)
................. 724 710,425
Diamond Sports Group LLC, 5.38%, 08/15/26
(c)
656 533,000
DISH DBS Corp.:
6.75%
,
06/01/21 .................. 614 626,409
5.88%
,
07/15/22 .................. 775 809,875
5.00%
,
03/15/23 .................. 1,343 1,386,647
5.88%
,
11/15/24 .................. 531 556,772
7.75%
,
07/01/26 .................. 1,779 1,992,498
DISH Network Corp.
(i)
:
2.38%
,
03/15/24 .................. 496 462,237
3.38%
,
08/15/26 .................. 705 672,029
Entercom Media Corp., 6.50%, 05/01/27
(c)
... 469 476,621
GCI LLC, 4.75%, 10/15/28
(c)
........... 145 154,650
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
..................... 1,055 1,135,444
Liberty Broadband Corp.
(c)(i)
:
1.25%
,
09/30/50 .................. 459 463,365
2.75%
,
09/30/50 .................. 1,472 1,574,690
Meredith Corp., 6.88%, 02/01/26 ........ 308 300,300
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 307 320,815
Outfront Media Capital LLC, 5.00%, 08/15/27
(c)
802 816,035
Radiate Holdco LLC
(c)
:
4.50%
,
09/15/26 .................. 1,435 1,479,844
6.50%
,
09/15/28 .................. 3,209 3,381,484
Scripps Escrow II, Inc.
(c)
:
3.88%
,
01/15/29 .................. 165 171,479
5.38%
,
01/15/31 .................. 295 307,537
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
..................... 1,502 1,536,891
Sirius XM Radio, Inc.
(c)
:
5.00%
,
08/01/27 .................. 74 78,626
5.50%
,
07/01/29 .................. 135 148,542
4.13%
,
07/01/30 .................. 818 870,659
TEGNA, Inc.
(c)
:
5.50%
,
09/15/24 .................. 33 33,536
4.63%
,
03/15/28 .................. 54 55,215
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ 400 426,600
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
.. 1,294 1,426,635

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
Townsquare Media, Inc., 6.88%, 02/01/26
(c)
.. USD 133 $ 139,295
Univision Communications, Inc.
(c)
:
5.13%
,
02/15/25 .................. 150 151,125
6.63%
,
06/01/27 .................. 730 784,057
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ 1,950 2,028,000
Ziggo Bond Co. BV
(c)
:
6.00%
,
01/15/27 .................. 296 312,804
5.13%
,
02/28/30 .................. 371 391,516
Ziggo BV
(c)
:
5.50%
,
01/15/27 .................. 361 376,794
4.88%
,
01/15/30 .................. 508 534,035
43,816,132
Metals & Mining — 2.4%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(h)
114 124,755
Arconic Corp.
(c)
:
6.00%
,
05/15/25 .................. 371 396,042
6.13%
,
02/15/28 .................. 335 361,172
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 2,240 2,419,200
Constellium SE
(c)
:
6.63%
,
03/01/25 .................. 858 876,232
5.88%
,
02/15/26 .................. 660 679,800
5.63%
,
06/15/28 .................. 663 714,383
Freeport-McMoRan, Inc.:
4.38%
,
08/01/28 .................. 602 639,625
4.63%
,
08/01/30 .................. 1,153 1,265,417
5.45%
,
03/15/43 .................. 2,680 3,336,600
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
..................... 273 309,173
Kaiser Aluminum Corp.
(c)
:
6.50%
,
05/01/25 .................. 175 187,250
4.63%
,
03/01/28 .................. 447 463,763
New Gold, Inc.
(c)
:
6.38%
,
05/15/25 .................. 77 80,465
7.50%
,
07/15/27 .................. 733 809,965
Novelis Corp.
(c)
:
5.88%
,
09/30/26 .................. 515 538,175
4.75%
,
01/30/30 .................. 1,545 1,664,529
United States Steel Corp., 12.00%, 06/01/25
(c)
916 1,057,980
Vedanta Resources Finance II plc, 13.88%,
01/21/24
(c)
..................... 200 210,125
16,134,651
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
5.00%
,
12/15/21 .................. 255 259,276
5.50%
,
11/01/23
(c)
................. 50 52,250
311,526
Multiline Retail — 0.3%
(c)
Macy's, Inc., 8.38%, 06/15/25 .......... 804 892,842
Nordstrom, Inc., 8.75%, 05/15/25 ........ 805 901,641
1,794,483
Oil, Gas & Consumable Fuels — 10.7%
Antero Midstream Partners LP, 7.88%,
05/15/26
(c)
..................... 551 568,952
Antero Resources Corp., 8.38%, 07/15/26
(c)
.. 93 94,924
Apache Corp.:
4.88%
,
11/15/27 .................. 329 348,740
5.10%
,
09/01/40 .................. 216 230,310
5.25%
,
02/01/42 .................. 55 59,281
4.75%
,
04/15/43 .................. 410 425,114
4.25%
,
01/15/44 .................. 60 59,198
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.35%
,
07/01/49 .................. USD 123 $ 126,202
Ascent Resources Utica Holdings LLC, 9.00%,
11/01/27
(c)
..................... 708 785,880
Baytex Energy Corp., 8.75%, 04/01/27
(c)
.... 497 316,251
Blue Racer Midstream LLC, 7.63%, 12/15/25
(c)
291 309,915
Buckeye Partners LP:
4.13%
,
03/01/25
(c)
................. 126 127,575
3.95%
,
12/01/26 .................. 85 86,105
4.50%
,
03/01/28
(c)
................. 190 195,700
5.85%
,
11/15/43 .................. 237 233,194
5.60%
,
10/15/44 .................. 308 296,065
Cenovus Energy, Inc.:
3.00%
,
08/15/22 .................. 140 143,055
3.80%
,
09/15/23 .................. 80 83,098
5.38%
,
07/15/25 .................. 368 414,901
5.40%
,
06/15/47 .................. 161 188,999
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
..................... 322 231,035
Cheniere Energy Partners LP:
5.63%
,
10/01/26 .................. 429 446,160
4.50%
,
10/01/29 .................. 740 782,757
Cheniere Energy, Inc., 4.63%, 10/15/28
(c)
... 2,153 2,260,650
CITGO Petroleum Corp., 7.00%, 06/15/25
(c)
.. 453 451,867
CNX Resources Corp.
(c)
:
7.25%
,
03/14/27 .................. 532 569,240
6.00%
,
01/15/29 .................. 446 456,920
Comstock Resources, Inc.:
7.50%
,
05/15/25
(c)
................. 597 611,680
9.75%
,
08/15/26 .................. 832 895,935
Continental Resources, Inc.:
5.00%
,
09/15/22 .................. 532 532,798
4.50%
,
04/15/23 .................. 46 47,431
5.75%
,
01/15/31
(c)
................. 388 430,672
4.90%
,
06/01/44 .................. 427 422,307
Crestwood Midstream Partners LP:
6.25%
,
04/01/23
(h)
................. 266 266,665
5.63%
,
05/01/27
(c)
................. 322 318,780
CrownRock LP, 5.63%, 10/15/25
(c)
........ 2,055 2,098,628
CVR Energy, Inc.
(c)
:
5.25%
,
02/15/25 .................. 250 241,250
5.75%
,
02/15/28 .................. 130 123,175
DCP Midstream Operating LP:
5.38%
,
07/15/25 .................. 272 298,879
5.63%
,
07/15/27 .................. 178 197,580
5.13%
,
05/15/29 .................. 84 93,166
6.45%
,
11/03/36
(c)
................. 269 290,520
6.75%
,
09/15/37
(c)
................. 706 762,480
Diamondback Energy, Inc.:
4.75%
,
05/31/25 .................. 225 253,302
3.50%
,
12/01/29 .................. 588 628,170
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(c)
..................... 402 426,273
Endeavor Energy Resources LP
(c)
:
6.63%
,
07/15/25 .................. 302 323,140
5.50%
,
01/30/26 .................. 1,112 1,141,079
5.75%
,
01/30/28 .................. 368 396,961
Energy Transfer Operating LP:
5.80%
,
06/15/38 .................. 115 132,112
6.50%
,
02/01/42 .................. 539 657,572
5.15%
,
03/15/45 .................. 200 216,738
6.13%
,
12/15/45 .................. 275 324,857
6.00%
,
06/15/48 .................. 496 584,453

BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.25%
,
04/15/49 .................. USD 156 $ 188,691
5.00%
,
05/15/50 .................. 1,240 1,342,788
EnLink Midstream LLC:
5.63%
,
01/15/28
(c)
................. 305 311,161
5.38%
,
06/01/29 .................. 121 117,673
EnLink Midstream Partners LP:
4.40%
,
04/01/24 .................. 293 289,124
4.15%
,
06/01/25 .................. 27 26,325
4.85%
,
07/15/26 .................. 28 27,337
5.60%
,
04/01/44 .................. 309 247,972
5.05%
,
04/01/45 .................. 93 74,111
EQM Midstream Partners LP:
6.00%
,
07/01/25
(c)
................. 418 457,710
4.13%
,
12/01/26 .................. 53 53,398
6.50%
,
07/01/27
(c)
................. 440 495,455
EQT Corp.:
3.90%
,
10/01/27 .................. 562 558,319
5.00%
,
01/15/29 .................. 242 255,145
8.75%
,
02/01/30
(h)
................. 279 341,775
Extraction Oil & Gas, Inc.
(a)(c)(d)
:
7.38%
,
05/15/24 .................. 1,004 180,720
5.63%
,
02/01/26 .................. 481 86,580
Genesis Energy LP:
5.63%
,
06/15/24 .................. 342 333,450
6.50%
,
10/01/25 .................. 63 61,267
8.00%
,
01/15/27 .................. 368 364,394
7.75%
,
02/01/28 .................. 167 159,903
Great Western Petroleum LLC, 9.00%,
09/30/21
(c)
..................... 708 410,640
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
.. 462 491,453
Hess Midstream Operations LP
(c)
:
5.63%
,
02/15/26 .................. 302 314,080
5.13%
,
06/15/28 .................. 144 150,525
Holly Energy Partners LP, 5.00%, 02/01/28
(c)
. 360 362,700
Indigo Natural Resources LLC, 6.88%,
02/15/26
(c)
..................... 989 1,011,253
Kinder Morgan Energy Partners LP, 4.70%,
11/01/42 ...................... 460 526,522
Kinder Morgan, Inc.:
5.55%
,
06/01/45 .................. 160 205,621
5.05%
,
02/15/46 .................. 151 184,338
Matador Resources Co., 5.88%, 09/15/26 ... 759 743,820
MEG Energy Corp.
(c)
:
7.00%
,
03/31/24 .................. 535 540,350
6.50%
,
01/15/25 .................. 516 531,506
7.13%
,
02/01/27 .................. 260 268,450
MPLX LP:
4.70%
,
04/15/48 .................. 607 719,829
5.50%
,
02/15/49 .................. 188 247,561
Murphy Oil Corp.:
5.75%
,
08/15/25 .................. 198 196,020
6.37%
,
12/01/42
(h)
................. 46 40,538
New Fortress Energy, Inc., 6.75%, 09/15/25
(c)
. 2,707 2,875,321
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
..... 307 415,058
NuStar Logistics LP:
5.75%
,
10/01/25 .................. 232 247,080
6.00%
,
06/01/26 .................. 311 336,350
6.38%
,
10/01/30 .................. 35 39,648
Occidental Petroleum Corp.:
2.70%
,
08/15/22 .................. 564 564,705
2.70%
,
02/15/23 .................. 490 489,535
6.95%
,
07/01/24 .................. 121 130,680
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.90%
,
08/15/24 .................. USD 623 $ 599,638
5.50%
,
12/01/25 .................. 222 231,459
3.40%
,
04/15/26 .................. 132 125,849
3.20%
,
08/15/26 .................. 31 28,985
3.00%
,
02/15/27 .................. 9 8,010
8.88%
,
07/15/30 .................. 66 77,468
6.13%
,
01/01/31 .................. 415 444,133
4.30%
,
08/15/39 .................. 852 720,383
6.20%
,
03/15/40 .................. 1,302 1,288,980
4.50%
,
07/15/44 .................. 347 294,082
4.63%
,
06/15/45 .................. 1,663 1,449,521
6.60%
,
03/15/46 .................. 46 46,675
4.40%
,
04/15/46 .................. 332 289,326
4.10%
,
02/15/47 .................. 101 82,562
4.20%
,
03/15/48 .................. 520 423,800
4.40%
,
08/15/49 .................. 205 172,774
Ovintiv Exploration, Inc., 5.75%, 01/30/22 ... 148 153,720
Parkland Corp., 5.88%, 07/15/27
(c)
....... 418 451,954
Parsley Energy LLC
(c)
:
5.38%
,
01/15/25 .................. 427 439,127
5.25%
,
08/15/25 .................. 395 411,392
5.63%
,
10/15/27 .................. 54 59,103
4.13%
,
02/15/28 .................. 410 430,500
PBF Holding Co. LLC, 9.25%, 05/15/25
(c)
... 1,756 1,731,240
PDC Energy, Inc.:
1.13%
,
09/15/21
(i)
................. 365 354,627
6.13%
,
09/15/24 .................. 163 167,500
6.25%
,
12/01/25 .................. 10 9,875
5.75%
,
05/15/26 .................. 416 429,520
Plains All American Pipeline LP:
3.55%
,
12/15/29 .................. 163 170,580
3.80%
,
09/15/30 .................. 131 140,832
6.65%
,
01/15/37 .................. 120 146,484
5.15%
,
06/01/42 .................. 90 96,612
4.30%
,
01/31/43 .................. 260 255,814
4.70%
,
06/15/44 .................. 150 155,536
4.90%
,
02/15/45 .................. 325 344,921
QEP Resources, Inc.:
5.38%
,
10/01/22 .................. 877 913,176
5.25%
,
05/01/23 .................. 297 312,592
5.63%
,
03/01/26 .................. 154 168,869
Range Resources Corp.:
5.88%
,
07/01/22 .................. 52 52,000
5.00%
,
08/15/22 .................. 456 451,440
5.00%
,
03/15/23 .................. 188 183,300
4.88%
,
05/15/25 .................. 163 153,968
Rattler Midstream LP, 5.63%, 07/15/25
(c)
.... 362 382,363
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(c)
..................... 578 685,090
SM Energy Co.:
6.13%
,
11/15/22 .................. 59 56,935
10.00%
,
01/15/25
(c)
................ 1,538 1,653,350
Southwestern Energy Co.:
4.10%
,
03/15/22 .................. 462 464,310
7.50%
,
04/01/26 .................. 78 81,822
8.38%
,
09/15/28 .................. 152 164,920
Sunoco Logistics Partners Operations LP:
5.30%
,
04/01/44 .................. 330 356,607
5.35%
,
05/15/45 .................. 380 418,612
5.40%
,
10/01/47 .................. 676 755,318
Sunoco LP:
4.88%
,
01/15/23 .................. 279 282,515

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%
,
02/15/26 .................. USD 6 $ 6,150
6.00%
,
04/15/27 .................. 42 44,647
5.88%
,
03/15/28 .................. 185 199,800
4.50%
,
05/15/29
(c)
................. 276 287,040
Tallgrass Energy Partners LP
(c)
:
5.50%
,
09/15/24 .................. 568 577,940
7.50%
,
10/01/25 .................. 226 243,988
6.00%
,
12/31/30 .................. 266 273,727
Targa Resources Partners LP:
5.13%
,
02/01/25 .................. 213 218,325
5.88%
,
04/15/26 .................. 337 357,294
5.38%
,
02/01/27 .................. 32 33,612
6.50%
,
07/15/27 .................. 616 668,360
5.00%
,
01/15/28 .................. 748 789,559
6.88%
,
01/15/29 .................. 65 73,206
5.50%
,
03/01/30 .................. 584 634,049
4.88%
,
02/01/31
(c)
................. 470 512,107
TerraForm Power Operating LLC
(c)
:
4.25%
,
01/31/23 .................. 16 16,540
5.00%
,
01/31/28 .................. 14 15,731
4.75%
,
01/15/30 .................. 254 271,780
Viper Energy Partners LP, 5.38%, 11/01/27
(c)
. 353 368,885
Western Midstream Operating LP:
3.95%
,
06/01/25 .................. 283 288,660
4.75%
,
08/15/28 .................. 59 61,360
5.45%
,
04/01/44 .................. 499 504,624
5.30%
,
03/01/48 .................. 386 382,510
5.50%
,
08/15/48 .................. 105 103,067
6.25%
,
02/01/50
(h)
................. 1,458 1,603,800
Williams Cos., Inc. (The):
5.80%
,
11/15/43 .................. 460 600,264
5.10%
,
09/15/45 .................. 135 166,854
WPX Energy, Inc.:
8.25%
,
08/01/23 .................. 217 246,972
5.25%
,
09/15/24 .................. 251 273,407
5.75%
,
06/01/26 .................. 345 362,681
5.25%
,
10/15/27 .................. 72 76,293
5.88%
,
06/15/28 .................. 338 368,430
4.50%
,
01/15/30 .................. 453 480,180
71,907,583
Paper & Forest Products — 0.1%
(c)
Boise Cascade Co., 4.88%, 07/01/30 ...... 213 230,573
Norbord, Inc., 6.25%, 04/15/23 .......... 226 245,210
475,783
Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(c)
217 233,210
Pharmaceuticals — 1.7%
Bausch Health Americas, Inc.
(c)
:
9.25%
,
04/01/26 .................. 100 111,500
8.50%
,
01/31/27 .................. 868 965,363
Bausch Health Cos., Inc.
(c)
:
9.00%
,
12/15/25 .................. 332 366,511
5.75%
,
08/15/27 .................. 369 395,753
7.00%
,
01/15/28 .................. 438 481,450
5.00%
,
01/30/28 .................. 363 374,086
5.00%
,
02/15/29 .................. 1,497 1,539,215
6.25%
,
02/15/29 .................. 870 945,038
7.25%
,
05/30/29 .................. 775 871,185
5.25%
,
01/30/30 .................. 657 689,850
5.25%
,
02/15/31 .................. 664 693,694
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
(c)
:
4.88%
,
01/15/26 .................. USD 230 $ 234,600
5.00%
,
07/15/27 .................. 5 5,281
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
..................... 480 501,600
Elanco Animal Health, Inc., 5.90%, 08/28/28
(h)
14 16,520
Endo DAC
(c)
:
9.50%
,
07/31/27 .................. 480 535,800
6.00%
,
06/30/28 .................. 239 203,150
P&L Development LLC, 7.75%, 11/15/25
(c)
... 255 274,125
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
. 2,209 2,396,765
11,601,486
Professional Services — 0.5%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 153 156,442
ASGN, Inc., 4.63%, 05/15/28 ........... 132 137,280
Dun & Bradstreet Corp. (The):
6.88%
,
08/15/26 .................. 354 380,550
10.25%
,
02/15/27 ................. 597 673,118
Jaguar Holding Co. II/PPD Development LP:
4.63%
,
06/15/25 .................. 531 559,998
5.00%
,
06/15/28 .................. 1,307 1,395,222
3,302,610
Real Estate Management & Development — 0.3%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................. 549 605,272
Five Point Operating Co. LP, 7.88%, 11/15/25 274 290,043
Greystar Real Estate Partners LLC, 5.75%,
12/01/25 ...................... 174 177,306
Howard Hughes Corp. (The):
5.38%
,
03/15/25 .................. 86 88,687
5.38%
,
08/01/28 .................. 431 463,541
Realogy Group LLC, 7.63%, 06/15/25 ..... 212 230,173
1,855,022
Road & Rail — 0.7%
(c)
Ashtead Capital, Inc., 4.00%, 05/01/28 ..... 310 329,263
Uber Technologies, Inc.:
7.50%
,
05/15/25 .................. 1,377 1,487,463
8.00%
,
11/01/26 .................. 655 714,847
7.50%
,
09/15/27 .................. 916 1,007,600
6.25%
,
01/15/28 .................. 817 888,488
4,427,661
Semiconductors & Semiconductor Equipment — 0.4%
(c)
Entegris, Inc., 4.38%, 04/15/28 ......... 377 401,976
Microchip Technology, Inc., 4.25%, 09/01/25 . 926 979,656
ON Semiconductor Corp., 3.88%, 09/01/28 .. 517 535,095
Qorvo, Inc., 3.38%, 04/01/31 ........... 738 761,985
2,678,712
Software — 2.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
.... 1,008 1,065,960
Ascend Learning LLC:
6.88%
,
08/01/25
(c)
................. 1,041 1,070,072
Boxer Parent Co., Inc.
(c)
:
7.13%
,
10/02/25 .................. 1,103 1,197,249
9.13%
,
03/01/26 .................. 1,656 1,780,200
BY Crown Parent LLC
(c)
:
7.38%
,
10/15/24 .................. 1,049 1,067,358
4.25%
,
01/31/26 .................. 1,045 1,071,125
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 375 391,406
Castle US Holding Corp., 9.50%, 02/15/28
(c)
. 504 504,000
CDK Global, Inc., 5.25%, 05/15/29
(c)
...... 308 341,239
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
..................... 1,657 1,690,140

BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Software (continued)
Fair Isaac Corp., 4.00%, 06/15/28
(c)
....... USD 126 $ 132,615
Nuance Communications, Inc., 5.63%, 12/15/26 327 346,005
Open Text Corp., 3.88%, 02/15/28
(c)
....... 170 176,800
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
. 45 47,871
PTC, Inc.
(c)
:
3.63%
,
02/15/25 .................. 16 16,449
4.00%
,
02/15/28 .................. 290 303,956
Solera LLC, 10.50%, 03/01/24
(c)
......... 3,213 3,329,471
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
. 1,984 2,118,952
Veritas US, Inc., 7.50%, 09/01/25
(c)
....... 1,709 1,753,861
18,404,729
Specialty Retail — 1.7%
Asbury Automotive Group, Inc.:
4.50%
,
03/01/28 .................. 208 216,840
4.75%
,
03/01/30 .................. 186 199,485
eG Global Finance plc
(c)
:
6.75%
,
02/07/25 .................. 667 687,010
8.50%
,
10/30/25 .................. 399 424,935
Gap, Inc. (The), 8.88%, 05/15/27
(c)
....... 267 309,720
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
. 252 259,757
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 228,800
L Brands, Inc.:
6.88%
,
07/01/25
(c)
................. 701 761,132
6.63%
,
10/01/30
(c)
................. 236 262,550
6.88%
,
11/01/35 .................. 752 844,120
6.75%
,
07/01/36 .................. 119 132,581
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
.... 357 368,602
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 440 468,050
Penske Automotive Group, Inc.:
3.50%
,
09/01/25 .................. 312 317,070
5.50%
,
05/15/26 .................. 170 176,588
PetSmart, Inc.
(c)
:
7.13%
,
03/15/23 .................. 429 429,000
5.88%
,
06/01/25 .................. 1,329 1,365,547
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 831 880,644
SRS Distribution, Inc., 8.25%, 07/01/26
(c)
... 988 1,049,750
Staples, Inc., 7.50%, 04/15/26
(c)
......... 812 847,947
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 1,169 1,246,446
11,476,574
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(c)
.... 191 213,920
NCR Corp.
(c)
:
5.75%
,
09/01/27 .................. 250 265,625
5.00%
,
10/01/28 .................. 172 181,460
6.13%
,
09/01/29 .................. 39 43,192
5.25%
,
10/01/30 .................. 286 306,735
Seagate HDD Cayman, 4.13%, 01/15/31
(c)
.. 120 127,950
Xerox Corp., 4.80%, 03/01/35 .......... 331 333,483
1,472,365
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 5.38%, 05/15/25
(c)
..... 90 95,222
Levi Strauss & Co., 5.00%, 05/01/25 ...... 68 69,700
William Carter Co. (The), 5.50%, 05/15/25
(c)
.. 69 73,277
Wolverine World Wide, Inc., 6.38%, 05/15/25
(c)
119 126,735
364,934
Thrifts & Mortgage Finance — 0.5%
Freedom Mortgage Corp., 7.63%, 05/01/26
(c)
. 124 131,155
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(c)
..................... 935 1,012,137
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(c)
..................... 708 695,610
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
LD Holdings Group LLC, 6.50%, 11/01/25
(c)
.. USD 88 $ 92,620
MGIC Investment Corp., 5.25%, 08/15/28 ... 241 257,870
Nationstar Mortgage Holdings, Inc.
(c)
:
6.00%
,
01/15/27 .................. 408 432,990
5.50%
,
08/15/28 .................. 395 414,750
5.13%
,
12/15/30 .................. 237 247,717
3,284,849
Trading Companies & Distributors — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25
(c)
.. 147 157,106
Fortress Transportation & Infrastructure
Investors LLC
(c)
:
6.50%
,
10/01/25 .................. 130 135,864
9.75%
,
08/01/27 .................. 79 90,554
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
..................... 219 221,344
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
..... 440 466,400
United Rentals North America, Inc.:
5.25%
,
01/15/30 .................. 30 33,300
4.00%
,
07/15/30 .................. 56 58,940
WESCO Distribution, Inc.
(c)
:
7.13%
,
06/15/25 .................. 839 922,757
7.25%
,
06/15/28 .................. 961 1,092,936
3,179,201
Wireless Telecommunication Services — 1.2%
Connect Finco SARL, 6.75%, 10/01/26
(c)
.... 3,970 4,276,484
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(c)
..................... 337 360,839
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 35 38,631
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(c)(f)(g)
.......... 2,166 2,044,133
Sprint Corp.:
7.88%
,
09/15/23 .................. 50 57,890
7.13%
,
06/15/24 .................. 183 214,110
7.63%
,
03/01/26 .................. 301 373,600
T-Mobile USA, Inc., 4.75%, 02/01/28 ...... 400 429,956
VTR Comunicaciones SpA, 5.13%, 01/15/28
(c)
337 358,694
8,154,337
Total Corporate Bonds — 86.5%
(Cost: $551,248,240) .............................. 579,588,475
Floating Rate Loan Interests — 7.9%
Aerospace & Defense — 0.1%
(f)
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23
(b)
................. 203 203,729
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 . 310 312,325
516,054
Airlines — 0.1%
(f)
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 94 96,072
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 538 557,013
653,085
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 04/30/26
(f)
. 425 422,449

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%
,
 01/01/38
(f)
...... USD 127 $ 125,558
Building Products — 0.0%
(f)
CP Atlas Buyer, Inc., Term Loan B1, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 126 126,157
CP Atlas Buyer, Inc., Term Loan B2, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 42 42,053
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 05/05/24 . 163 162,917
331,127
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.19%
,
 06/03/26
(f)
.... 331 328,622
Chemicals — 0.4%
(f)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 01/31/24 ...... 1,630 1,623,094
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 5.25%),
6.25%
,
 08/27/26 .................. 601 602,891
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27 ..... 476 475,608
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.90%
,
 03/30/26 . 67 63,731
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.40%
,
 05/15/24 ............ 125 123,582
2,888,906
Commercial Services & Supplies — 0.6%
(f)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(j)
............... 2,899 2,821,163
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.21%
,
 09/06/24 ...... 800 786,899
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 05/30/25 . 147 146,694
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 49 48,492
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(b)
................. 275 275,000
4,078,248
Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan:
(f)
(LIBOR USD 1 Month + 3.00%),
3.15%, 05/23/25 ................ 677 664,980
(LIBOR USD 1 Month + 4.25%),
4.40%, 05/23/25 ................ 245 244,353
909,333
Construction Materials — 0.0%
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23
(f)
.... 149 148,988
Containers & Packaging — 0.1%
(f)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.48%
,
 04/03/24 ...... 550 529,766
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. 127 127,371
657,137
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.2%
(f)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 01/29/27 ............ USD 113 $ 113,005
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 307 319,090
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ...... 455 456,530
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 . 193 191,470
1,080,095
Diversified Financial Services — 0.4%
(f)
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26 ..... 275 275,243
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 715 714,274
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(j)
....................... 74 73,878
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(j)
............... 16 16,417
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 06/28/24
(b)
25 19,625
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 785 783,689
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 893 891,884
2,775,010
Diversified Telecommunication Services — 0.3%
(f)
Altice Financing SA, Term Loan, 07/15/25
(j)
.. 63 61,123
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%
,
 08/14/26 ..... 287 285,657
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. 527 528,650
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.65%
,
 04/30/27 .................. 357 357,151
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/09/27 . 1,007 999,927
2,232,508
Entertainment — 0.1%
(f)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(b)
................. 656 659,280
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/30/25 .................. 9 8,570
667,850
Health Care Equipment & Supplies — 0.1%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%
,
 12/11/26
(f)
................. 663 664,758
Health Care Providers & Services — 0.4%
(f)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 . 226 226,740
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.71%
,
 07/24/26 . 258 254,452
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 10/10/25 . 1,049 872,202

BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%
,
 07/02/25 .................. USD 246 $ 244,538
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 11/16/25 .................. 177 176,447
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 06/30/25 .................. 236 232,077
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%
,
 04/29/25 ..... 287 279,787
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%
,
 09/03/24 .................. 28 28,450
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 317 317,935
2,632,628
Hotels, Restaurants & Leisure — 0.3%
(f)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.65%
,
 07/21/25 .................. 328 328,224
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
................ 87 97,862
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 .................. 631 607,502
IRB Holding Corp., Term Loan, 12/15/27
(j)
... 661 661,205
1,694,793
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 08/12/26
(f)
...... 26 25,498
Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(f)
................. 504 311,671
Insurance — 0.4%
(f)
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%
,
 08/04/25 . 640 643,725
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 12/23/26 ...... 117 115,569
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27 . 316 315,022
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ................ 829 814,891
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ................ 366 364,819
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 278 279,340
2,533,366
Interactive Media & Services — 0.0%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(f)
................. 214 213,799
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(f)
................. USD 387 $ 386,334
IT Services — 1.0%
(f)
Airbnb, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 7.50%), 8.50%
,
 04/17/25 ...... 113 122,646
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 10/02/25 . 510 507,010
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 164 163,341
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 156 162,338
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%
,
 07/30/27 . 431 433,020
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 0.03%), 0.00% -
3.40%
,
 11/29/24 .................. 215 210,991
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 12/01/25 .................. 123 118,373
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 08/01/24 .................. 189 167,857
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.48%
,
 08/01/25 .................. 83 51,949
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 02/12/27 ............ 292 278,018
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............. 178 177,329
Sabre GLBL, Inc., Term Loan B, 12/17/27
(j)
... 167 167,209
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 1,108 1,108,787
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ...... 1,460 1,454,533
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/27/25 . 1,770 1,766,118
6,889,519
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.90%
,
 09/27/24
(f)
. 400 392,688
Machinery — 0.3%
(f)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.15%
,
 09/21/26 ...... 711 707,012
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 1,684 1,638,667
2,345,679
Media — 1.0%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(f)
.... 142 140,687
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(f)
................. 1,270 1,219,910
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(f)
................. 1,029 1,047,633

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(f)
................. USD 317 $ 320,678
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(f)
................. 416 422,093
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(k)
................. 2,255 2,289,434
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(f)
................. 123 111,070
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(f)
. 60 59,787
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 12/17/26
(f)
. 249 248,480
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%
,
 12/31/28
(f)
................. 790 789,728
6,649,500
Oil, Gas & Consumable Fuels — 0.5%
(f)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(j)
........... 2,029 2,199,394
Chesapeake Energy Corp., Term Loan
A, (LIBOR USD 1 Month + 8.00%),
0.00%
,
 06/24/24
(a)(b)(d)
............... 1,064 883,498
3,082,892
Pharmaceuticals — 0.2%
(f)
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/29/24 .................. 1,027 1,009,388
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 08/18/22 . 361 361,027
1,370,415
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/06/26
(f)
................. 686 685,490
Software — 0.6%
(f)
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28 .................. 229 230,899
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26 . 81 80,965
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.00%
,
 01/29/27 . 356 348,313
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 465 465,262
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%
,
 02/25/25 . 707 718,135
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/25/27 ...... 329 325,439
Omnitracs LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 8.00%), 8.15%
,
 10/23/28 . 92 90,620
Planview Parent, Inc., 2nd Lien Term Loan,
12/18/28
(b)(j)
...................... 288 285,120
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 10/01/25 . 309 308,184
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 03/03/28 .................. 471 474,923
Security
Par (000)
Par (000) Value
Software (continued)
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ................ USD 168 $ 167,814
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ................ 322 323,620
3,819,294
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22
(f)
...... 1,012 1,009,121
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24
(f)
................. 405 369,027
Total Floating Rate Loan Interests — 7.9%
(Cost: $52,755,799) ............................... 52,891,442
Capital Trusts — 1.4%
Banks — 1.2%
(e)(f)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ....................... 808 896,526
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... 584 667,220
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 840 951,762
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ....................... 98 114,415
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 295 300,900
Citigroup, Inc., Series Q, (LIBOR USD 3 Month
+ 4.10%), 4.32% .................. 413 410,935
JPMorgan Chase & Co.:
Series V, (LIBOR USD 3 Month + 3.32%),
3.55% ....................... 760 746,654
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ....................... 500 498,977
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ....................... 190 196,179
Series U, (LIBOR USD 3 Month + 3.33%),
6.13% ....................... 99 107,910
Series FF, (SOFR + 3.38%), 5.00% ..... 1,199 1,261,385
Series X, (LIBOR USD 3 Month + 3.33%),
6.10% ....................... 693 760,056
Series HH, (SOFR + 3.13%), 4.60% ..... 426 439,845
Wells Fargo & Co., Series U, (LIBOR USD 3
Month + 3.99%), 5.87% ............. 425 481,844
7,834,608
Capital Markets — 0.2%
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85%
(e)(f)
........... 1,192 1,183,417
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(e)
(f)
............................. 210 231,525
Total Capital Trusts — 1.4%
(Cost: $8,852,954) ............................... 9,249,550

BlackRock High Yield V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/exercisable 06/17/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01)
(a)
................. 33,915 $ 207,221
Total Warrants — 0.0% .............................. 207,221
Total Long-Term Investments — 96.8%
(Cost: $618,883,415) .............................. 648,630,836
Short-Term Securities — 1.8%
(l)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
.................... 11,933,997 11,933,997
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 255,725 255,725
Total Short-Term Securities — 1.8%
(Cost: $12,189,722) ............................... 12,189,722
Total Investments — 98.6%
(Cost: $631,073,137 ) .............................. 660,820,558
Other Assets Less Liabilities — 1.4% .................... 9,132,635
Net Assets — 100.0% ............................... $ 669,953,193
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)
Convertible security.
(j)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)
Fixed rate.
(l)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 17,457,639 $ — $ (5,523,642) $ — $ — $ 11,933,997 11,933,997 $ 54,488 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
22
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 72 03/22/21 $ 9,942 $ (15,820)
U.S. Treasury Long Bond .................................................... 25 03/22/21 4,330 26,133
U.S. Treasury Ultra Bond .................................................... 46 03/22/21 9,824 27,069
U.S. Treasury 5 Year Note .................................................... 53 03/31/21 6,687 (14,775)
$ 22,607
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,136,453 EUR 928,000 UBS AG 02/03/21 $ 1,944
EUR 928,000 USD 1,135,686 UBS AG 01/06/21 (1,962)
USD 242,596 CAD 315,000 HSBC Bank plc 01/06/21 (4,872)
USD 1,675,747 EUR 1,405,500 Goldman Sachs International 01/06/21 (41,333)
USD 1,683,221 EUR 1,405,500 UBS AG 01/06/21 (33,858)
USD 113,585 GBP 85,000 BNP Paribas SA 01/06/21 (2,654)
(84,679)
$ (82,735)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ..... 5.00 % Quarterly 12/20/25 B- USD 3,440 $ 326,066 $ 140,125 $ 185,941
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 87 $ 5,408 $ 18,585 $ (13,177)
$ – $ – $ –

BlackRock High Yield V.I. Fund
Schedule of Investments
23
Schedule of Investments
(continued)
December 31, 2020
i
Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (7,475) $ (14,209) $ 6,734
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 567 (40,151) (67,245) 27,094
$ (47,626) $ (81,454) $ 33,828
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 140,125 $ — $ 185,941 $ —
OTC Swaps ................................................................... 18,585 (81,454) 33,828 (13,177)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 53,202 $ — $ 53,202
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,944 — — 1,944
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 185,941 — — — — 185,941
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 52,413 — — — — 52,413
$ — $ 238,354 $ — $ 1,944 $ 53,202 $ — $ 293,500
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 30,595 — 30,595
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 84,679 — — 84,679
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 94,631 — — — — 94,631
$ — $ 94,631 $ — $ 84,679 $ 30,595 $ — $ 209,905
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (725,851) $ — $ (206,249) $ — $ (932,100)
Forward foreign currency exchange contracts .... — — — (209,447) — — (209,447)
Swaps .............................. — (771,770) — — — — (771,770)
$ — $ (771,770) $ (725,851) $ (209,447) $ (206,249) $ — $ (1,913,317)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 22,607 — 22,607
Forward foreign currency exchange contracts .... — — — (17,937) — — (17,937)
Swaps .............................. — (42,041) — — — — (42,041)
$ — $ (42,041) $ — $ (17,937) $ 22,607 $ — $ (37,371)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short ................................................................................. $ 29,812,649
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 6,381,249
Average amounts sold — in USD ........................................................................................ 2,858,067
Credit default swaps:
Average notional value — buy protection ................................................................................... 65,387
Average notional value — sell protection ................................................................................... 8,598,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ — $ 53,452
Forward foreign currency exchange contracts ................................................................. 1,944 84,679
Swaps — Centrally cleared ............................................................................. 5,386 —
Swaps — OTC
(a)
.................................................................................... 52,413 94,631
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 59,743 $ 232,762
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,386) (53,452)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 54,357 $ 179,310
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Barclays Bank plc ................................ $ 52,413 $ (52,413) $ — $ — $ —
UBS AG ...................................... 1,944 (1,944) — — —
$ 54,357 $ (54,357) $ — $ — $ —

BlackRock High Yield V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2020
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)
Barclays Bank plc ................................ $ 94,631 $ (52,413) $ — $ (42,218) $ —
BNP Paribas SA ................................. 2,654 — — — 2,654
Goldman Sachs International ........................ 41,333 — — — 41,333
HSBC Bank plc .................................. 4,872 — — — 4,872
UBS AG ...................................... 35,820 (1,944) — — 33,876
$ 179,310 $ (54,357) $ — $ (42,218) $ 82,735
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
26
Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Building Products ....................................... $ 13,304 $ — $ — $ 13,304
Chemicals ............................................ 1,198,335 — — 1,198,335
Diversified Telecommunication Services ........................ 251,219 — — 251,219
Energy Equipment & Services .............................. — — 41,085 41,085
Entertainment ......................................... 397,086 — — 397,086
Equity Real Estate Investment Trusts (REITs) .................... 2,489,595 — — 2,489,595
Life Sciences Tools & Services .............................. 67,379 — — 67,379
Media ............................................... 241,139 — — 241,139
Metals & Mining ........................................ 1,129,497 — — 1,129,497
Pharmaceuticals ....................................... 865,509 — — 865,509
Corporate Bonds:
Aerospace & Defense .................................... — 28,447,967 — 28,447,967
Airlines .............................................. — 7,256,017 — 7,256,017
Auto Components ...................................... — 11,785,954 — 11,785,954
Automobiles .......................................... — 5,126,485 — 5,126,485
Banks ............................................... — 2,085,577 — 2,085,577
Biotechnology ......................................... — 122,189 — 122,189
Building Products ....................................... — 6,918,697 — 6,918,697
Capital Markets ........................................ — 7,267,920 — 7,267,920
Chemicals ............................................ — 11,560,663 — 11,560,663
Commercial Services & Supplies ............................. — 18,999,573 — 18,999,573
Communications Equipment ................................ — 6,088,751 — 6,088,751
Construction & Engineering ................................ — 1,776,853 — 1,776,853
Consumer Finance ...................................... — 9,710,475 — 9,710,475
Containers & Packaging .................................. — 12,833,386 — 12,833,386
Distributors ........................................... — 3,369,434 — 3,369,434
Diversified Consumer Services .............................. — 2,321,293 — 2,321,293
Diversified Financial Services ............................... — 9,090,729 — 9,090,729
Diversified Telecommunication Services ........................ — 47,050,390 — 47,050,390
Electric Utilities ........................................ — 5,746,215 — 5,746,215
Electrical Equipment ..................................... — 208,980 — 208,980
Electronic Equipment, Instruments & Components ................. — 1,246,226 — 1,246,226
Energy Equipment & Services .............................. — 4,335,713 499,272 4,834,985
Entertainment ......................................... — 6,747,572 — 6,747,572
Equity Real Estate Investment Trusts (REITs) .................... — 23,522,784 — 23,522,784
Food & Staples Retailing .................................. — 4,171,048 — 4,171,048
Food Products ......................................... — 14,715,763 — 14,715,763
Gas Utilities ........................................... — 498,590 — 498,590
Health Care Equipment & Supplies ........................... — 7,050,653 — 7,050,653
Health Care Providers & Services ............................ — 30,105,497 — 30,105,497
Health Care Technology .................................. — 828,040 — 828,040
Hotels, Restaurants & Leisure .............................. — 33,230,248 — 33,230,248
Household Durables ..................................... — 6,733,755 — 6,733,755
Household Products ..................................... — 1,284,259 — 1,284,259
Independent Power and Renewable Electricity Producers ............ — 3,941,440 — 3,941,440
Industrial Conglomerates .................................. — 490,814 — 490,814
Insurance ............................................ — 10,870,976 — 10,870,976
Interactive Media & Services ............................... — 1,135,707 — 1,135,707
Internet & Direct Marketing Retail ............................ — 2,740,705 — 2,740,705
IT Services ........................................... — 10,714,563 — 10,714,563
Leisure Products ....................................... — 1,991,779 — 1,991,779
Life Sciences Tools & Services .............................. — 1,146,150 — 1,146,150
Machinery ............................................ — 8,943,525 — 8,943,525
Media ............................................... — 43,816,132 — 43,816,132

BlackRock High Yield V.I. Fund
Schedule of Investments
27
Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Metals & Mining ........................................ $ — $ 16,134,651 $ — $ 16,134,651
Mortgage Real Estate Investment Trusts (REITs) .................. — 311,526 — 311,526
Multiline Retail ......................................... — 1,794,483 — 1,794,483
Oil, Gas & Consumable Fuels ............................... — 71,907,583 — 71,907,583
Paper & Forest Products .................................. — 475,783 — 475,783
Personal Products ...................................... — 233,210 — 233,210
Pharmaceuticals ....................................... — 11,601,486 — 11,601,486
Professional Services .................................... — 3,302,610 — 3,302,610
Real Estate Management & Development ....................... — 1,855,022 — 1,855,022
Road & Rail ........................................... — 4,427,661 — 4,427,661
Semiconductors & Semiconductor Equipment .................... — 2,678,712 — 2,678,712
Software ............................................. — 18,404,729 — 18,404,729
Specialty Retail ........................................ — 11,476,574 — 11,476,574
Technology Hardware, Storage & Peripherals .................... — 1,472,365 — 1,472,365
Textiles, Apparel & Luxury Goods ............................ — 364,934 — 364,934
Thrifts & Mortgage Finance ................................ — 3,284,849 — 3,284,849
Trading Companies & Distributors ............................ — 3,179,201 — 3,179,201
Wireless Telecommunication Services ......................... — 8,154,337 — 8,154,337
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 312,325 203,729 516,054
Airlines .............................................. — 653,085 — 653,085
Auto Components ...................................... — 422,449 — 422,449
Automobiles .......................................... — 125,558 — 125,558
Building Products ....................................... — 331,127 — 331,127
Capital Markets ........................................ — 328,622 — 328,622
Chemicals ............................................ — 2,888,906 — 2,888,906
Commercial Services & Supplies ............................. — 3,803,248 275,000 4,078,248
Construction & Engineering ................................ — 909,333 — 909,333
Construction Materials .................................... — 148,988 — 148,988
Containers & Packaging .................................. — 657,137 — 657,137
Diversified Consumer Services .............................. — 1,080,095 — 1,080,095
Diversified Financial Services ............................... — 2,755,385 19,625 2,775,010
Diversified Telecommunication Services ........................ — 2,232,508 — 2,232,508
Entertainment ......................................... — 8,570 659,280 667,850
Health Care Equipment & Supplies ........................... — 664,758 — 664,758
Health Care Providers & Services ............................ — 2,632,628 — 2,632,628
Hotels, Restaurants & Leisure .............................. — 1,596,931 97,862 1,694,793
Independent Power and Renewable Electricity Producers ............ — 25,498 — 25,498
Industrial Conglomerates .................................. — 311,671 — 311,671
Insurance ............................................ — 2,533,366 — 2,533,366
Interactive Media & Services ............................... — 213,799 — 213,799
Internet & Direct Marketing Retail ............................ — 386,334 — 386,334
IT Services ........................................... — 6,889,519 — 6,889,519
Life Sciences Tools & Services .............................. — 392,688 — 392,688
Machinery ............................................ — 2,345,679 — 2,345,679
Media ............................................... — 6,649,500 — 6,649,500
Oil, Gas & Consumable Fuels ............................... — 2,199,394 883,498 3,082,892
Pharmaceuticals ....................................... — 1,370,415 — 1,370,415
Professional Services .................................... — 685,490 — 685,490
Software ............................................. — 3,534,174 285,120 3,819,294
Specialty Retail ........................................ — 1,009,121 — 1,009,121
Wireless Telecommunication Services ......................... — 369,027 — 369,027
Capital Trusts ........................................... — 9,249,550 — 9,249,550
Warrants .............................................. — 207,221 — 207,221
Short-Term Securities ....................................... 12,189,722 — — 12,189,722
$ 18,842,785 $ 639,013,302 $ 2,964,471 $ 660,820,558
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 219,769 $ — $ 219,769
Foreign currency exchange contracts ............................ — 1,944 — 1,944
Interest rate contracts ....................................... 53,202 — — 53,202
Liabilities:
Credit contracts ........................................... — (13,177) — (13,177)
Foreign currency exchange contracts ............................ — (84,679) — (84,679)

2020
BlackRock Annual Report To Shareholders
BlackRock High Yield V.I. Fund
28
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (30,595) $ — $ — $ (30,595)
$ 22,607 $ 123,857 $ — $ 146,464
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2020
29
Financial Statements
See notes to financial statements.
BlackRock High
Yield V.I. Fund
ASSETS
Investments at value — unaffiliated (cost — $619,139,140) .............................................................................. $ 648,886,561
Investments at value — affiliated (cost — $11,933,997) ................................................................................ 11,933,997
Cash ................................................................................................................. 12,865
Cash pledged: –
Collateral — OTC derivatives ................................................................................................ 410,000
Futures contracts ........................................................................................................ 643,000
Centrally cleared swaps .................................................................................................... 364,000
Foreign currency at value (cost — $1,167,485) ...................................................................................... 1,168,129
Receivables: –
Investments sold ........................................................................................................ 120,324
Capital shares sold ....................................................................................................... 3,421,609
Dividends — affiliated ..................................................................................................... 273
Dividends — unaffiliated ................................................................................................... 14,017
Interest — unaffiliated ..................................................................................................... 9,163,306
Variation margin on centrally cleared swaps ...................................................................................... 5,386
Swap premiums paid ....................................................................................................... 18,585
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 1,944
OTC swaps ............................................................................................................ 33,828
Prepaid expenses ......................................................................................................... 10,442
Total assets .............................................................................................................
676,208,266
LIABILITIES
Payables: –
Investments purchased .................................................................................................... 2,172,878
Capital shares redeemed ................................................................................................... 660,083
Distribution fees ......................................................................................................... 95,582
Income dividend distributions ................................................................................................ 2,469,034
Investment advisory fees .................................................................................................. 250,718
Directors' and Officer's fees ................................................................................................. 738
Other affiliate fees ....................................................................................................... 4,602
Variation margin on futures contracts ........................................................................................... 53,452
Other accrued expenses ................................................................................................... 368,676
Swap premiums received .................................................................................................... 81,454
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 84,679
OTC swaps ............................................................................................................ 13,177
Total liabilities ............................................................................................................
6,255,073
NET ASSETS ............................................................................................................
$ 669,953,193
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 654,755,773
Accumulated earnings ...................................................................................................... 15,197,420
NET ASSETS ............................................................................................................
$ 669,953,193

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
30
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 182,844,542
Shares outstanding .................................................................................................
24,196,690
Net asset value ....................................................................................................
$ 7.56
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 487,108,651
Shares outstanding .................................................................................................
64,501,910
Net asset value ....................................................................................................
$ 7.55
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations
Year Ended December 31, 2020
31
Financial Statements
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 54,488
Dividends — unaffiliated ................................................................................................... 138,076
Interest — unaffiliated .................................................................................................... 31,215,340
Foreign taxes withheld .................................................................................................... (79)
Total investment income .....................................................................................................
31,407,825
EXPENSES
Investment advisory ...................................................................................................... 2,545,565
Distribution — class specific ................................................................................................ 958,152
Transfer agent — class specific .............................................................................................. 854,295
Accounting services ...................................................................................................... 136,495
Professional ........................................................................................................... 88,789
Printing and postage ..................................................................................................... 54,586
Custodian ............................................................................................................. 40,050
Registration ........................................................................................................... 13,110
Transfer agent .......................................................................................................... 5,521
Directors and Officer ..................................................................................................... 4,465
Miscellaneous .......................................................................................................... 6,352
Total expenses ...........................................................................................................
4,707,380
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (10,585)
Transfer agent fees reimbursed — class specific ................................................................................... (561,544)
Total expenses after fees waived and/or reimbursed ..................................................................................
4,135,251
Net investment income ......................................................................................................
27,272,574
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,929,722
Net realized gain (loss) from: $ –
Investments — unaffiliated ............................................................................................... 1,408,120
Forward foreign currency exchange contracts ................................................................................... (209,447)
Foreign currency transactions ............................................................................................. 1,779
Futures contracts ...................................................................................................... (932,100)
Swaps ............................................................................................................. (771,770)
A
(503,418)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... 13,503,031
Forward foreign currency exchange contracts ................................................................................... (17,937)
Foreign currency translations .............................................................................................. (3,273)
Futures contracts ...................................................................................................... 22,607
Swaps ............................................................................................................. (42,041)
Unfunded floating rate loan interests ......................................................................................... (29,247)
A
13,433,140
Net realized and unrealized gain ...............................................................................................
12,929,722
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 40,202,296

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
32
See notes to financial statements.
BlackRock High Yield V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 27,272,574 $ 26,346,952
Net realized loss .................................................................................. (503,418) (2,928,838)
Net change in unrealized appreciation (depreciation) .......................................................... 13,433,140 45,625,137
Net increase in net assets resulting from operations .............................................................
40,202,296 69,043,251
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (8,873,345) (9,356,058)
  Class III ....................................................................................... (19,188,316) (17,474,280)
Decrease in net assets resulting from distributions to shareholders ...................................................
(28,061,661) (26,830,338)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
82,416,377 103,576,572
NET ASSETS
Total increase in net assets ............................................................................. 94,557,012 145,789,485
Beginning of year .................................................................................... 575,396,181 429,606,696
End of year ........................................................................................
$ 669,953,193 $ 575,396,181
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
33
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock High Yield V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.43 $ 6.80 $ 7.39 $ 7.24 $ 6.77
Net investment income
(a)
.....................................
0.37 0.38 0.38 0.38 0.37
Net realized and unrealized gain (loss) ...........................
0.14 0.64 (0.57) 0.15 0.48
Net increase (decrease) from investment operations ....................
0.51 1.02 (0.19) 0.53 0.85
Distributions from net investment income
(b)
........................
(0.38) (0.39) (0.40) (0.38) (0.38)
Net asset value, end of year ...................................
$ 7.56 $ 7.43 $ 6.80 $ 7.39 $ 7.24
Total Return
(c)
7.27% 15.29% (2.79)% 7.34% —
Based on net asset value ......................................
7.27% 15.29% (2.79)% 7.48% 12.92%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.69% 0.70% 0.77% 0.78% 0.80%
Total expenses after fees waived and/or reimbursed ....................
0.58% 0.59% 0.63% 0.67% 0.68%
Net investment income .......................................
5.13% 5.28% 5.30% 5.13% 5.29%
Supplemental Data
Net assets, end of year (000) ....................................
$ 182,845 $ 178,147 $ 185,736 $ 201,945 $ 152,835
Portfolio turnover rate ........................................
103% 83% 79% 75% 89%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
34
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock High Yield V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.42 $ 6.80 $ 7.38 $ 7.24 $ 6.76
Net investment income
(a)
.....................................
0.35 0.37 0.36 0.36 0.36
Net realized and unrealized gain (loss) ...........................
0.14 0.62 (0.56) 0.14 0.48
Net increase (decrease) from investment operations ....................
0.49 0.99 (0.20) 0.50 0.84
Distributions from net investment income
(b)
........................
(0.36) (0.37) (0.38) (0.36) (0.36)
Net asset value, end of year ...................................
$ 7.55 $ 7.42 $ 6.80 $ 7.38 $ 7.24
Total Return
(c)
7.01% 14.86% (2.89)% 7.08% —
Based on net asset value ......................................
7.01% 14.86% (2.89)% 7.08% 12.82%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.92% 0.94% 1.02% 1.03% 1.00%
Total expenses after fees waived and/or reimbursed ....................
0.82% 0.83% 0.87% 0.92% 0.92%
Net investment income .......................................
4.86% 5.06% 5.05% 4.87% 5.05%
Supplemental Data
Net assets, end of year (000) ....................................
$ 487,109 $ 397,249 $ 243,871 $ 243,479 $ 190,149
Portfolio turnover rate ........................................
103% 83% 79% 75% 89%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Notes to Financial Statements
35
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”
Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ fr om U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
36
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
38
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
40
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2020, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,217,480,272.
For the year ended December 31, 2020, the Fund reimbursed the Manager $6,220 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement, effective March 2, 2020, with BlackRock International Limited (“BIL”), affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III .
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the class specific distribution fees borne directly by Class III were $958,152.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the
Statement of Operations. For the year ended December 31, 2020, the amount waived was $10,585.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 Million ....................................................................................................... 0.55%
$250 Million - $500 Million ................................................................................................. 0.50
$500 Million - $750 Million ................................................................................................. 0.45
Greater than $750 Million ................................................................................................. 0.40
Class I .......................................................................................................... $ 277,913
Class III ......................................................................................................... 576,382
$ 854,295
Class I ................................................................................................................
0. 0 6%
Class III ...............................................................................................................
0. 0 5

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under th e Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2020, the purchase and sale transactions and any net r ealized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, including paydowns and excluding short-term investments, were $631,398,662 and
$553,559,078, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 176,855
Class III ......................................................................................................... 384,689
$ 561,544
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50
Purchases ............................................................................................................... $ 2,506,549
Sales ................................................................................................................... 6,581,433
Net Realized Gain .......................................................................................................... 26,133

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
42
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 28,061,661 $ 26,830,338
Undistributed ordinary income ............................................................................................. $ 198,495
Non-expiring capital loss carryforwards
(a)
...................................................................................... (13,249,400)
Net unrealized gains (losses)
(b)
............................................................................................ 28,248,325
$ 15,197,420
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, amortization methods for premiums and discounts on fixed income securities, the accounting for swap agreements and the classification of investments.
Tax cost ........................................................................................................... $ 632,723,917
Gross unrealized appreciation ............................................................................................ $ 31,940,383
Gross unrealized depreciation ............................................................................................ (3,574,977)
Net unrealized appreciation (depreciation) .................................................................................... $ 28,365,406

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
13,734,356 $ 99,683,568 7,593,809 $ 55,369,906
Shares issued in reinvestment of distributions ........................
1,250,039 8,899,981 1,308,440 9,425,674
Shares redeemed .........................................
(14,769,292) (106,123,209) (12,221,914) (88,379,054)
Net increase (decrease) .......................................
215,103 $ 2,460,340 (3,319,665) $ (23,583,474)
Class III
Shares sold .............................................
51,857,389 $ 372,553,853 42,635,935 $ 307,644,405
Shares issued in reinvestment of distributions ........................
2,662,655 18,972,539 2,356,193 17,002,418
Shares redeemed .........................................
(43,528,745) (311,570,355) (27,351,268) (197,486,777)
Net increase ...............................................
10,991,299 $ 79,956,037 17,640,860 $ 127,160,046
Total Net Increase
11,206,403 $ 82,416,377 14,321,195 $ 103,576,572

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
44
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
45
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock High Yield V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock High Yield V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report To Shareholders
46
Currency Abbreviations
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock Total Return V.I. Fund
Investment Objective
BlackRock Total Return V.I. Fund’s (the “Fund”) investment objective is to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.
What factors influenced performance?
Exposure to high yield corporate bonds led positive contributions to relative performance. An above-benchmark stance with respect to portfolio duration (and corresponding sensitivity to changes in interest rates) also contributed notably as U.S. Treasury yields declined sharply over the period. The Fund’s overweighting of U.S. investment grade corporate bonds also added to relative performance as the asset class benefited from Fed support along with improving credit sentiment as the period progressed. Finally, overweight positioning in agency residential mortgage-backed securities (“RMBS”) proved beneficial.
Exposure to U.S. municipal bonds led detractors from performance relative to the benchmark. The Fund’s allocation to U.S. absolute return strategies and securitized assets, namely commercial mortgage-backed securities (“CMBS”), also constrained relative performance. CMBS suffered from illiquidity and concerns that individuals and businesses would have difficulty servicing their mortgage debt in the wake of the economic downturn driven by the emergence of COVID-19.
Describe recent portfolio activity.
Beginning in February 2020, market sentiment took a sharp negative turn due to the COVID-19 pandemic. As investors rotated into cash, liquidity became a major issue across every fixed income segment. Despite the Fund’s overweight duration as U.S. Treasury yields declined, the Fund incurred a drawdown as even high-quality assets sold off. After sharply reducing exposure to agency RMBS when valuations became rich in February, the Fund moved back to an overweight position in mid-March as mortgage spreads widened alongside other risk assets. The sector benefited from the Fed’s announcement of its bond purchase program.
As 2020 progressed, the investment adviser shifted to a modest duration underweight versus the benchmark, as U.S. rates continued to rally to historically low levels. The investment adviser added to the Fund’s overweight allocation across emerging market debt, European sovereign debt and non-agency RMBS where the investment adviser believed there was attractive upside potential.
Moving into the fourth quarter of 2020, the investment adviser continued to modestly trim duration exposure while favoring European peripheral government bonds given more attractive valuations. In addition, the investment adviser continued to trim high quality spread assets given stretched valuations. The Fund increased its underweight to agency RMBS while also reducing its exposure to higher quality U.S. investment grade corporate and municipal bonds. In turn, the investment adviser started to move down the capital structure, favoring select segments within securitized assets including industrial and office properties within CMBS and non-agency RMBS given robust housing fundamentals. In addition, the investment adviser opportunistically increased exposure to emerging market debt and maintained a modest allocation to U.S. high yield credit given improving global growth and positive vaccine headlines.
The Fund’s cash position was slightly elevated at times during the period as high-quality assets offered a less attractive strategy to manage risk. The Fund’s cash position did not have any material impact on Fund performance.
Describe portfolio positioning at period end.
The Fund ended the period with an underweight stance with respect to overall portfolio duration and corresponding interest rate sensitivity. The Fund held an allocation to
European peripheral sovereign debt given attractive valuations relative to U.S. Treasuries, and also had exposure to U.S. Treasury inflation-protected securities. The Fund was underweight agency RMBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Total Return V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to August 14, 2012, the recommencement of operations of Class III Shares, are based upon the performance of Class I Shares of the Predecessor Fund (as defined below), as adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares.
(b)
Under normal circumstances, th e Fund invests at least 80%, and typically invests 90% or more, of its assets in fixed income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities, government obligations and money market securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the "Predecessor Fund"), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the
"Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)
........................................ 1.46% 1.28% 2.97% 8.88% 4.79% 4.37%
Class III
(c)
........................................ 1.15 1.06 2.75 8.54 4.46 4.06
(d)
Bloomberg Barclays U.S. Aggregate Bond Index — — 1.29 7.51 4.44 3.84
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual and cumulative total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(d)
The returns for Class III Shares prior to August 14, 2012, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
4
BlackRock Total Return V.I. Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 37%
Corporate Bonds ................................... 31
U.S. Treasury Obligations ............................. 10
Investment Companies ............................... 8
Foreign Government Obligations ........................ 6
Asset-Backed Securities .............................. 4
Non-Agency Mortgage-Backed Securities .................. 2
Municipal Bonds ................................... 1
Foreign Agency Obligations ............................ 1
Floating Rate Loan Interests ........................... —
(b)
Capital Trusts ..................................... —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 32%
AA/Aa ......................................... 5
A ............................................ 18
BBB/Baa ....................................... 29
BB/Ba ......................................... 11
B ............................................ 1
CCC/ Caa ....................................... —
(d)
CC/Ca ........................................ 1
C ............................................ —
(d)
NR ........................................... 3
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure of Expenses
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Including
Interest
Expense and
Fees
Excluding
Interest
Expense and
Fees
Including Interest Expense and
Fees
Excluding Interest Expense
and Fees
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Class I .................. $ 1,000.00 $ 1,029.70 $ 2.60 $ 2.60 $ 1,000.00 $ 1,022.57 $ 2.59 $ 1,022.57 $ 2.59
Class III ................. 1,000.00 1,027.50 4.18 4.18 1,000.00 1,021.01 4.17 1,021.01 4.17
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.51% for Class I and 0.82% for Class III), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.51% for Class I and 0.82% for Class III), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Derivative Financial Instruments
2020
BlackRock Annual Report To Shareholders
6
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 5.0%
ACE Securities Corp. Home Equity Loan
Trust
(a)
:
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 0.87%, 12/25/33 .... USD 122 $ 110,610
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.41%, 05/25/37 .... 93 22,934
Adams Mill CLO Ltd., Series 2014-1A, Class
A2R, (LIBOR USD 3 Month + 1.10%),
1.34%, 07/15/26
(a)(b)
................ 125 125,255
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 .. 283 289,182
Series 2018-A, Class A, 3.85%, 04/25/58
(c)
. 288 287,709
Series 2018-A, Class B, 0.00%, 04/25/58 .. 89 46,803
Series 2018-B, Class A, 3.75%, 02/26/57
(c)
. 172 172,109
Series 2018-B, Class B, 0.00%, 02/26/57 .. 90 25,459
Series 2018-D, Class A, 3.75%, 08/25/58
(a)(c)
335 336,126
Series 2018-D, Class B, 0.00%, 08/25/58
(a)(c)
109 69,922
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
193 195,398
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
100 100,590
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
96 77,071
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
589 594,015
Series 2018-F, Class B, 5.25%, 11/25/58
(a)(c)
111 110,346
Series 2018-F, Class C, 0.00%, 11/25/58 .. 242 167,406
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
485 484,135
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
103 77,765
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
226 222,641
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
464 471,890
Series 2019-A, Class B, 5.25%, 08/25/57
(a)
100 92,394
Series 2019-A, Class C, 0.00%, 08/25/57
(c)
185 153,090
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
774 786,381
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
117 88,335
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
298 255,629
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.29%,
10/21/28
(a)(b)
..................... 500 499,034
Allegro CLO V Ltd., Series 2017-1A, Class A,
(LIBOR USD 3 Month + 1.24%), 1.47%,
10/16/30
(a)(b)
..................... 250 249,729
ALM XVI Ltd., Series 2015-16A, Class A2R2,
(LIBOR USD 3 Month + 1.50%), 1.74%,
07/15/27
(a)(b)
..................... 255 252,298
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 178 192,429
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.21%, 04/13/31
(a)(b)
.......... 310 307,545
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.27%, 01/28/31 .... 250 249,430
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 250 243,196
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/30 .... 500 489,712
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/30 .... 250 245,331
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.51%, 07/15/30
(a)(b)
................ 250 250,119
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/13/30
(a)(b)
................ 250 250,000
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 500 498,907
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.23%,
04/20/31
(a)(b)
..................... USD 500 $ 496,849
Arbor Realty CLO Ltd., Series 2017-FL3, Class
A, (LIBOR USD 1 Month + 0.99%), 1.15%,
12/15/27
(a)(b)
..................... 130 129,156
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
................ 250 248,933
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.63%, 05/25/35
(a)
................. 45 40,929
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.20%,
07/17/26
(a)(b)
..................... 73 72,727
Avery Point VI CLO Ltd., Series 2015-6A, Class
BR, (LIBOR USD 3 Month + 1.50%), 1.72%,
08/05/27
(a)(b)
..................... 250 248,769
Babson CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 1.41%,
10/20/30
(a)(b)
..................... 260 259,486
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.46%,
12/10/25
(a)
...................... 300 133,683
Battalion CLO X Ltd., Series 2016-10A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.46%, 01/24/29
(a)(b)
................ 940 939,530
Bayview Financial Revolving Asset Trust
(a)(b)
:
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.15%, 05/28/39 .... 99 92,041
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.15%, 02/28/40 .... 136 127,929
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 1.15%, 12/28/40 .... 50 44,140
BCMSC Trust
(a)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 11,358
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 10,902
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 8,352
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.55%, 12/15/35
(a)(b)
200 199,398
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.17%), 0.32%, 05/25/35 .... 56 63,200
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 42 44,493
Series 2007-HE3, Class 1A4, (LIBOR USD 1
Month + 0.35%), 0.50%, 04/25/37 .... 195 178,593
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.46%, 10/18/29
(a)(b)
......... 250 249,940
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.45%, 01/20/29 .... 303 303,102
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/22/30 .... 493 493,844
California Street CLO XII Ltd., Series 2013-12A,
Class AR, (LIBOR USD 3 Month + 1.03%),
1.27%, 10/15/25
(a)(b)
................ 86 86,451
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.31%, 10/25/36
(a)
........... 62 59,681
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.47%, 07/20/30
(a)(b)
250 250,151
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.16%), 0.31%,
10/25/36
(a)
...................... 52 43,707

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding II CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.23%), 1.46%, 06/09/30 .... USD 250 $ 249,758
Series 2013-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.98%, 06/09/30 .... 250 248,879
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(a)(b)
................ 430 429,171
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
................ 510 511,739
CIFC Funding Ltd.
(a)(b)
:
Series 2013-2A, Class A1LR, (LIBOR USD 3
Month + 1.21%), 1.43%, 10/18/30 .... 230 229,999
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 540 539,076
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.35%, 05/25/37 ... 211 167,057
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.42%, 05/25/37 ... 96 76,464
Conseco Finance Corp.
(a)
:
Series 1997-3, Class M1, 7.53%, 03/15/28 . 37 37,442
Series 1997-6, Class M1, 7.21%, 01/15/29 . 24 24,734
Series 1998-8, Class M1, 6.98%, 09/01/30 . 104 96,646
Series 1999-5, Class A5, 7.86%, 03/01/30 . 28 16,571
Series 1999-5, Class A6, 7.50%, 03/01/30 . 30 16,890
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.66%, 11/15/32 .... 57 53,167
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 19,306
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 48,668
Series 2000-5, Class A7, 8.20%, 05/01/31 . 140 69,892
Countrywide Asset-Backed Certificates
(a)
:
Series 2006-S10, Class A3, (LIBOR USD 1
Month + 0.32%), 0.47%, 10/25/36 .... 21 20,304
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.37%, 12/25/25 .... 1 1,366
Credit-Based Asset Servicing & Securitization
LLC:
Series 2006-CB2, Class AF4, 3.18%,
12/25/36
(d)
.................... 13 12,871
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(d)
................... 100 104,201
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(d)
................... 81 10,150
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 0.49%, 07/25/37
(a)(b)
.. 48 38,733
CWABS Asset-Backed Certificates Trust
(a)
:
Series 2005-16, Class 1AF, 4.61%, 04/25/36 112 111,443
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 0.31%, 09/25/46 .... 6 5,717
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 0.43%, 03/15/34
(a)
..... 18 17,466
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 1.05%, 10/25/34
(a)
..... 89 87,452
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 7 8,672
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.46%, 12/15/33 ... 13 12,133
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 0.35%, 05/15/35
(c)
.. 6 5,267
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.34%, 05/15/35 .... USD 10 $ 10,215
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.34%, 05/15/36 .... 70 68,198
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.31%, 11/15/36 .... 47 39,868
Dorchester Park CLO DAC, Series 2015-1A,
Class BR, (LIBOR USD 3 Month + 1.45%),
1.67%, 04/20/28
(a)(b)
................ 250 246,532
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.36%,
01/15/31
(a)(b)
..................... 800 796,812
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.14%, 10/15/27
(a)(b)
.......... 210 209,110
First Franklin Mortgage Loan Trust
(a)
:
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 1.20%, 10/25/34 ... 33 30,877
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.14%), 0.29%, 12/25/36 ... 647 381,697
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.30%, 12/25/36 .... 503 463,043
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 0.75%, 01/25/36 ... 91 74,542
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.13%,
04/15/27
(a)(b)
..................... 139 139,226
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
0.43%, 02/25/37
(a)
................. 95 75,530
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class A2C,
(LIBOR USD 1 Month + 0.50%), 0.65%,
12/25/35
(a)
...................... 11 10,648
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 27 7,400
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.35%, 01/25/47 .... 26 17,222
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 2.25%), 2.40%, 02/25/47 .... 40 41,607
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.29%, 07/25/27
(a)(b)
.......... 195 194,583
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.15%), 0.30%,
05/25/37
(a)
...................... 90 77,590
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
:
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 2.17%, 07/25/34 .... 22 22,030
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 0.34%, 04/25/37 .... 63 47,489
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
......... 60 14,079
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.88%, 04/15/36
(a)
................. 20 18,539
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.22%, 02/05/31
(a)(b)
................ 248 247,074
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/19/28
(a)(b)
..................... 250 249,753

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.15%, 07/17/37
(a)(b)
................ USD 119 $ 118,886
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(d)
........ 25 24,852
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 0.55%, 05/25/36
(a)
.......... 100 97,071
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 1.29%, 01/20/31
(a)(b)
280 279,306
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.26%, 10/20/27
(a)(b)
250 249,524
LCM XXIV Ltd., Series 24A, Class A, (LIBOR
USD 3 Month + 1.31%), 1.53%, 03/20/30
(a)(b)
250 249,999
Legacy Mortgage Asset Trust, Series 2019-SL1,
Class A, 4.00%, 12/28/54
(a)(b)
.......... 137 137,864
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 64 68,534
Litigation Fee Residual Funding LLC, Series
2015-1, Class A, 4.00%, 10/30/27
(c)
..... 32 32,234
Long Beach Mortgage Loan Trust
(a)
:
Series 2006-9, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.26%, 10/25/36 .... 50 22,168
Series 2006-9, Class 2A4, (LIBOR USD 1
Month + 0.23%), 0.38%, 10/25/36 .... 114 52,010
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 3.40%,
03/25/32
(a)
...................... 25 24,917
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR, (LIBOR USD 3 Month +
1.16%), 1.37%, 07/23/29
(a)(b)
.......... 250 249,724
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 1.17%, 04/19/30
(a)(b)
.......... 580 579,426
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.40%, 10/21/30
(a)(b)
.......... 510 508,231
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.41%, 07/29/30
(a)(b)
.......... 270 269,950
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.45%, 12/18/30
(a)(b)
................ 250 250,000
Mariner CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 1.32%,
04/25/31
(a)(b)
..................... 250 249,072
Mariner CLO Ltd., Series 2017-4A, Class A,
(LIBOR USD 3 Month + 1.21%), 1.42%,
10/26/29
(a)(b)
..................... 250 249,756
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
0.41%, 06/25/46
(a)(b)
................ 14 13,826
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 0.41%, 08/25/37 ... 34 24,237
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 0.33%, 06/25/37 ... 27 8,244
Morgan Stanley ABS Capital I, Inc. Trust
(a)
:
Series 2005-HE1, Class A2MZ, (LIBOR USD
1 Month + 0.60%), 0.75%, 12/25/34 ... 155 144,957
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 1.02%, 09/25/35 .... 128 84,416
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.47%,
10/20/30
(a)(b)
..................... USD 250 $ 249,382
MP CLO VIII Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 0.91%), 1.13%,
10/28/27
(a)(b)
..................... 237 235,157
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 1.41%, 02/15/29
(a)(b)
......... 174 175,070
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30
(a)(b)
.... 250 248,977
Oakwood Mortgage Investors, Inc.
(a)
:
Series 2001-D, Class A2, 5.26%, 01/15/19 . 19 12,925
Series 2001-D, Class A4, 6.93%, 09/15/31 . 11 8,537
Series 2002-B, Class M1, 7.62%, 06/15/32 80 67,393
OCP CLO Ltd.
(a)(b)
:
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.34%, 10/18/28 .... 216 215,356
Series 2017-13A, Class A1A, (LIBOR USD 3
Month + 1.26%), 1.50%, 07/15/30 .... 300 299,999
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.17%, 11/20/30 .... 250 246,450
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.24%, 07/17/30
(a)(b)
......... 250 247,503
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.21%, 01/25/31
(a)(b)
......... 250 248,468
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.25%,
05/23/31
(a)(b)
..................... 225 222,683
Option One Mortgage Acceptance Corp. Asset-
Backed Certificates, Series 2003-4, Class
A2, (LIBOR USD 1 Month + 0.64%), 0.79%,
07/25/33
(a)
...................... 155 145,742
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.36%, 03/25/37
(a)
... 90 68,622
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
.................... 87 85,480
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... 222 219,261
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 117 121,069
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.36%, 10/15/37
(a)(b)(c)
... 56 54,592
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 70 67,926
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/22/30
(a)(b)
................ 383 381,721
OZLM XIV Ltd., Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/29
(a)(b)
..................... 250 247,140
Palmer Square CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.35%, 01/17/31 .... 250 248,566
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.25%, 04/18/31 .... 250 248,050
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.33%, 07/16/31 .... 420 419,999
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 11/14/29 .... 280 279,523

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class A2, (LIBOR USD 3
Month + 1.70%), 1.92%, 11/14/29 .... USD 300 $ 294,988
Progress Residential Trust
(b)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 ..................... 99 100,557
Series 2018-SFR1, Class F, 4.78%,
03/17/35 ..................... 100 100,394
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.45%, 10/15/30
(a)(b)
................ 497 497,235
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.31%, 07/25/31
(a)(b)
................ 246 244,424
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.30%,
07/20/28
(a)(b)
..................... 291 290,369
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.41%, 10/20/30
(a)(b)
................ 250 249,974
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.25%,
04/20/31
(a)(b)
..................... 247 245,447
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.33%,
01/15/30
(a)(b)
..................... 1,250 1,243,908
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 0.36%, 10/25/36
(a)
........... 100 76,666
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.46%,
07/20/30
(a)(b)
..................... 250 249,848
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.55%, 03/15/24
(a)
........... 127 126,335
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 100 103,431
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month + 1.40%),
1.64%, 04/15/32
(a)(b)
................ 800 798,421
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 0.94%, 01/25/35
(a)
........... 1 1,414
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-
23XS, Class 2A1, (LIBOR USD 1 Month +
0.45%), 0.60%, 01/25/35
(a)
........... 25 25,155
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.20%), 1.42%,
11/18/30
(a)(b)
..................... 250 249,006
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 340 350,375
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 106,430
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.65%), 1.37%,
10/22/31
(a)(b)
..................... 100 100,000
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.46%,
10/15/29
(a)(b)
..................... 315 313,428
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 1.37%,
10/15/30
(a)(b)
..................... 250 249,502
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.28%, 07/25/37
(a)(b)
63 57,421
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed
CertificatesTrust
(a)
:
Series 2006-HE4, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.33%, 09/25/36 .... USD 147 $ 66,027
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.30%, 10/25/36 .... 150 124,286
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (LIBOR USD 1 Month + 0.40%), 0.55%,
06/25/37
(a)(b)
..................... 87 36,073
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/22/31
(a)(b)
..................... 250 249,011
Total Asset-Backed Securities — 5.0%
(Cost: $36,415,973) ............................... 36,288,087
Corporate Bonds — 35.3%
Aerospace & Defense — 1.7%
BAE Systems Holdings, Inc.
(b)
:
3.80%
,
10/07/24 .................. 48 53,377
3.85%
,
12/15/25 .................. 165 187,112
4.75%
,
10/07/44 .................. 8 10,534
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 737 834,929
Boeing Co. (The):
4.51%
,
05/01/23 .................. 166 179,418
4.88%
,
05/01/25 .................. 441 502,699
3.83%
,
03/01/59 .................. 33 33,522
5.93%
,
05/01/60 .................. 170 241,161
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 36 38,183
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 49 51,955
General Dynamics Corp.:
3.75%
,
05/15/28 .................. 20 23,398
3.63%
,
04/01/30 .................. 557 660,744
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30
(b)
..................... 339 401,525
L3Harris Technologies, Inc.:
3.85%
,
12/15/26 .................. 435 502,650
4.40%
,
06/15/28 .................. 680 815,375
1.80%
,
01/15/31 .................. 393 398,950
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 463 554,419
Lockheed Martin Corp.:
3.60%
,
03/01/35 .................. 523 631,578
3.80%
,
03/01/45 .................. 112 140,345
2.80%
,
06/15/50 .................. 206 222,723
Northrop Grumman Corp.:
2.93%
,
01/15/25 .................. 234 254,512
3.25%
,
01/15/28 .................. 725 819,839
4.03%
,
10/15/47 .................. 285 357,595
Raytheon Technologies Corp.:
3.65%
,
08/16/23 .................. 26 28,032
3.15%
,
12/15/24 .................. 155 168,379
7.20%
,
08/15/27 .................. 45 60,622
7.00%
,
11/01/28 .................. 360 490,953
4.13%
,
11/16/28 .................. 257 306,386
2.15%
,
05/18/30 .................. EUR 355 500,300
2.25%
,
07/01/30 .................. USD 395 419,567
5.40%
,
05/01/35 .................. 95 130,621
4.20%
,
12/15/44 .................. 62 75,683
4.63%
,
11/16/48 .................. 151 204,997
Textron, Inc.:
3.88%
,
03/01/25 .................. 185 203,262
3.90%
,
09/17/29 .................. 235 269,724

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.00%
,
06/01/30 .................. USD 132 $ 142,289
TransDigm, Inc.
(b)
:
8.00%
,
12/15/25 .................. 370 408,961
6.25%
,
03/15/26 .................. 892 949,980
12,276,299
Air Freight & Logistics — 0.3%
FedEx Corp.:
1.30%
,
08/05/31 .................. EUR 290 380,441
3.88%
,
08/01/42 .................. USD 94 109,648
4.10%
,
02/01/45 .................. 218 257,212
4.55%
,
04/01/46 .................. 73 93,914
United Parcel Service, Inc.:
3.40%
,
03/15/29 .................. 168 195,729
4.45%
,
04/01/30 .................. 521 651,709
5.20%
,
04/01/40 .................. 248 352,264
4.88%
,
11/15/40 .................. 63 86,520
XPO Logistics, Inc.
(b)
:
6.13%
,
09/01/23 .................. 45 45,788
6.75%
,
08/15/24 .................. 110 116,875
2,290,100
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
:
Series 2015-2, Class B, 5.00%
,
12/15/23 . 52 51,581
Series 2017-1, Class B, 3.70%
,
01/15/26 . 1 745
Series 2017-1, Class AA, 3.30%
,
01/15/30 86 84,314
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%
,
09/22/23 . 229 173,266
Series 2016-1, Class B, 5.25%
,
01/15/24 . 178 150,793
Series 2017-1, Class B, 4.95%
,
02/15/25 . 51 42,990
Series 2016-3, Class B, 3.75%
,
10/15/25 . 3 2,208
Series 2015-2, Class AA, 3.60%
,
09/22/27 40 39,501
Series 2016-1, Class AA, 3.58%
,
01/15/28 105 104,237
Series 2019-1, Class B, 3.85%
,
02/15/28 . 221 185,804
Series 2016-2, Class AA, 3.20%
,
06/15/28 71 69,462
Series 2016-3, Class AA, 3.00%
,
10/15/28 346 338,669
Series 2017-1, Class AA, 3.65%
,
02/15/29 57 57,639
Series 2019-1, Class AA, 3.15%
,
02/15/32 208 203,358
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 505 518,850
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 107 95,932
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/32 ........... 335 361,583
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 29 23,603
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%
,
04/11/22 . 12 12,057
Series 2014-2, Class B, 4.63%
,
09/03/22 . 19 18,853
Series 2016-2, Class B, 3.65%
,
10/07/25 . 11 10,788
Series 2016-1, Class B, 3.65%
,
01/07/26 . 17 16,760
Series 2014-1, Class A, 4.00%
,
04/11/26 . 139 140,873
Series 2020-1, Class A, 5.88%
,
10/15/27 . 315 340,267
Series 2015-1, Class AA, 3.45%
,
12/01/27 36 36,011
Series 2019-2, Class B, 3.50%
,
05/01/28 . 151 141,080
Series 2016-1, Class AA, 3.10%
,
07/07/28 11 11,553
Series 2016-2, Class AA, 2.88%
,
10/07/28 75 75,240
Series 2018-1, Class AA, 3.50%
,
03/01/30 36 36,039
Series 2019-2, Class AA, 2.70%
,
05/01/32 126 121,721
3,465,777
Security
Par (000)
Par (000) Value
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... USD 74 $ 76,590
Magna International, Inc., 2.45%, 06/15/30 .. 122 131,234
207,824
Automobiles — 0.4%
(b)
Daimler Finance North America LLC:
2.30%
,
02/12/21 .................. 150 150,303
3.35%
,
05/04/21 .................. 430 434,124
Hyundai Capital America:
3.95%
,
02/01/22 .................. 305 315,579
2.38%
,
02/10/23 .................. 601 620,345
Nissan Motor Co. Ltd., 4.81%, 09/17/30 .... 896 1,008,911
2,529,262
Banks — 5.9%
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 114 117,135
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ 325 343,891
Banco Santander SA:
2.71%
,
06/27/24 .................. 200 213,555
3.31%
,
06/27/29 .................. 400 450,149
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)
........... 200 207,750
Bank of America Corp.:
(LIBOR USD 3 Month + 0.63%), 3.50%
,
05/17/22
(a)
.................... 285 288,377
(LIBOR USD 3 Month + 1.02%), 2.88%
,
04/24/23
(a)
.................... 127 131,053
(LIBOR USD 3 Month + 0.93%), 2.82%
,
07/21/23
(a)
.................... 83 86,190
(LIBOR USD 3 Month + 0.78%), 3.55%
,
03/05/24
(a)
.................... 234 249,980
(SOFR + 1.46%), 1.49%
,
05/19/24
(a)
.... 13 13,304
(LIBOR USD 3 Month + 0.94%), 3.86%
,
07/23/24
(a)
.................... 116 125,767
4.20%
,
08/26/24 .................. 48 53,735
4.00%
,
01/22/25 .................. 332 373,062
(LIBOR USD 3 Month + 0.97%), 3.46%
,
03/15/25
(a)
.................... 199 216,670
Series L, 3.95%
,
04/21/25 ........... 265 298,731
3.88%
,
08/01/25 .................. 407 463,897
(LIBOR USD 3 Month + 0.81%), 3.37%
,
01/23/26
(a)
.................... 369 406,232
4.45%
,
03/03/26 .................. 387 451,068
3.50%
,
04/19/26 .................. 533 604,064
(SOFR + 1.01%), 1.20%
,
10/24/26
(a)
.... 491 497,538
(LIBOR USD 3 Month + 1.06%), 3.56%
,
04/23/27
(a)
.................... 649 732,792
(LIBOR USD 3 Month + 1.58%), 3.82%
,
01/20/28
(a)
.................... 710 815,499
Series FF, (LIBOR USD 3 Month + 2.93%),
5.87%
(a)(e)
..................... 290 327,700
(LIBOR USD 3 Month + 1.51%), 3.71%
,
04/24/28
(a)
.................... 875 996,151
(LIBOR USD 3 Month + 1.37%), 3.59%
,
07/21/28
(a)
.................... 155 176,083
(LIBOR USD 3 Month + 1.04%), 3.42%
,
12/20/28
(a)
.................... 1,445 1,632,191
(LIBOR USD 3 Month + 1.07%), 3.97%
,
03/05/29
(a)
.................... 56 65,385

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.31%), 4.27%
,
07/23/29
(a)
.................... USD 285 $ 339,363
(LIBOR USD 3 Month + 1.18%), 3.19%
,
07/23/30
(a)
.................... 264 295,862
(SOFR + 1.93%), 2.68%
,
06/19/41
(a)
.... 519 540,744
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.87%
(a)(e)
........... 250 264,531
Barclays plc, (LIBOR USD 3 Month + 1.90%),
4.97%, 05/16/29
(a)
................ 436 523,031
BNP Paribas SA
(a)(b)
:
(LIBOR USD 3 Month + 1.11%), 2.82%
,
11/19/25 ..................... 603 642,751
(SOFR + 1.51%), 3.05%
,
01/13/31 ...... 600 654,737
Citigroup, Inc.:
4.40%
,
06/10/25 .................. 185 211,512
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00%
(a)(e)
..................... 165 169,331
4.60%
,
03/09/26 .................. 125 146,486
(LIBOR USD 3 Month + 1.39%), 3.67%
,
07/24/28
(a)
.................... 1,542 1,748,173
(LIBOR USD 3 Month + 1.19%), 4.07%
,
04/23/29
(a)
.................... 556 652,123
(SOFR + 1.42%), 2.98%
,
11/05/30
(a)
..... 1,414 1,557,257
(SOFR + 1.15%), 2.67%
,
01/29/31
(a)
.... 192 205,977
(SOFR + 2.11%), 2.57%
,
06/03/31
(a)
..... 78 83,137
Citizens Financial Group, Inc., 3.25%, 04/30/30 143 161,147
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 577 609,422
Danske Bank A/S
(b)
:
5.00%
,
01/12/22 .................. 400 417,583
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%
,
12/08/23
(a)
............... 263 264,185
5.38%
,
01/12/24 .................. 300 338,448
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%
,
09/11/26
(a)
............... 200 200,903
HSBC Holdings plc, (LIBOR USD 3 Month +
1.53%), 4.58%, 06/19/29
(a)
........... 1,009 1,193,700
ING Groep NV:
4.10%
,
10/02/23 .................. 710 780,021
4.63%
,
01/06/26
(b)
................. 482 566,897
Itau Unibanco Holding SA
(b)
:
2.90%
,
01/24/23 .................. 250 255,937
3.25%
,
01/24/25 .................. 250 261,538
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 3.80%
,
07/23/24
(a)
.................... 288 312,410
(LIBOR USD 3 Month + 1.00%), 4.02%
,
12/05/24
(a)
.................... 1,450 1,597,361
3.90%
,
07/15/25 .................. 674 765,690
(SOFR + 1.16%), 2.30%
,
10/15/25
(a)
.... 335 355,611
(SOFR + 1.59%), 2.00%
,
03/13/26
(a)
.... 1,082 1,136,524
3.30%
,
04/01/26 .................. 22 24,623
3.20%
,
06/15/26 .................. 78 87,232
(LIBOR USD 3 Month + 1.25%), 3.96%
,
01/29/27
(a)
.................... 785 902,034
(LIBOR USD 3 Month + 1.34%), 3.78%
,
02/01/28
(a)
.................... 407 467,793
(LIBOR USD 3 Month + 1.38%), 3.54%
,
05/01/28
(a)
.................... 1,765 2,014,010
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 1.89%), 2.18%
,
06/01/28
(a)
.... USD 95 $ 100,840
(LIBOR USD 3 Month + 0.95%), 3.51%
,
01/23/29
(a)
.................... 144 163,769
(LIBOR USD 3 Month + 1.12%), 4.01%
,
04/23/29
(a)
.................... 431 506,011
(LIBOR USD 3 Month + 1.33%), 4.45%
,
12/05/29
(a)
.................... 80 97,608
(LIBOR USD 3 Month + 1.58%), 4.26%
,
02/22/48
(a)
.................... 63 82,510
(LIBOR USD 3 Month + 1.46%), 4.03%
,
07/24/48
(a)
.................... 470 595,712
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)
........... 200 205,687
Lloyds Banking Group plc, 3.75%, 01/11/27 .. 453 513,711
Mitsubishi UFJ Financial Group, Inc.:
3.46%
,
03/02/23 .................. 250 266,373
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.68%),
0.85%
,
09/15/24
(a)
............... 472 474,815
2.19%
,
02/25/25 .................. 668 705,672
3.78%
,
03/02/25 .................. 67 74,922
Mizuho Financial Group, Inc.:
2.27%
,
09/13/21 .................. 200 202,631
(LIBOR USD 3 Month + 1.10%), 2.55%
,
09/13/25
(a)
.................... 719 759,494
(LIBOR USD 3 Month + 1.27%), 1.98%
,
09/08/31
(a)
.................... 425 432,552
NBK Tier 2 Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.11%),
2.50%, 11/24/30
(a)
................ 200 203,000
Santander UK Group Holdings plc:
3.57%
,
01/10/23 .................. 963 992,285
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%
,
08/21/26
(a)
............... 440 446,634
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 1.50%), 3.34%, 02/05/30
(a)
...... 200 212,500
Sumitomo Mitsui Financial Group, Inc.:
2.70%
,
07/16/24 .................. 395 421,721
2.35%
,
01/15/25 .................. 301 319,391
1.47%
,
07/08/25 .................. 250 256,035
US Bancorp, 3.00%, 07/30/29 .......... 127 141,847
Washington Mutual Escrow Bonds
(c)(f)(g)
:
0.00%
,
11/06/09 .................. 300 —
0.00%
,
09/19/17
(h)
................. 250 —
0.00%
,
09/29/17 .................. 500 —
Wells Fargo & Co.:
2.63%
,
07/22/22 .................. 103 106,617
3.75%
,
01/24/24 .................. 544 593,879
3.00%
,
02/19/25 .................. 329 357,670
3.55%
,
09/29/25 .................. 250 280,835
(LIBOR USD 3 Month + 0.83%), 2.41%
,
10/30/25
(a)
.................... 121 127,942
3.00%
,
10/23/26 .................. 391 433,216
(LIBOR USD 3 Month + 1.31%), 3.58%
,
05/22/28
(a)
.................... 260 294,734
(SOFR + 2.10%), 2.39%
,
06/02/28
(a)
.... 52 55,360
(LIBOR USD 3 Month + 1.17%), 2.88%
,
10/30/30
(a)
.................... 327 356,754
(SOFR + 2.53%), 3.07%
,
04/30/41
(a)
.... 596 648,328
42,517,088

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Beverages — 0.8%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . USD 1,241 $ 1,576,426
Anheuser-Busch InBev Worldwide, Inc.:
4.75%
,
01/23/29 .................. 1,264 1,560,908
3.50%
,
06/01/30 .................. 873 1,011,251
4.90%
,
01/23/31 .................. 251 319,717
Coca-Cola Co. (The):
2.50%
,
06/01/40 .................. 210 223,681
2.75%
,
06/01/60 .................. 265 286,072
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 150 168,984
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 236 267,205
PepsiCo, Inc., 3.38%, 07/29/49 ......... 90 109,209
5,523,453
Biotechnology — 0.9%
AbbVie, Inc.:
2.30%
,
11/21/22 .................. 197 204,171
2.60%
,
11/21/24 .................. 1,653 1,771,678
3.80%
,
03/15/25 .................. 693 772,819
3.60%
,
05/14/25 .................. 59 65,731
3.20%
,
11/21/29 .................. 282 316,036
4.55%
,
03/15/35 .................. 129 163,096
4.50%
,
05/14/35 .................. 603 757,413
4.05%
,
11/21/39 .................. 58 70,193
4.70%
,
05/14/45 .................. 355 464,416
4.88%
,
11/14/48 .................. 50 67,624
Amgen, Inc.:
2.45%
,
02/21/30 .................. 180 192,748
4.40%
,
05/01/45 .................. 456 585,260
Biogen, Inc., 2.25%, 05/01/30 .......... 369 385,458
Gilead Sciences, Inc.:
1.20%
,
10/01/27 .................. 11 11,076
4.80%
,
04/01/44 .................. 143 188,709
4.50%
,
02/01/45 .................. 64 81,566
4.75%
,
03/01/46 .................. 181 239,897
4.15%
,
03/01/47 .................. 254 310,275
6,648,166
Building Products — 0.3%
Carrier Global Corp.:
1.92%
,
02/15/23 .................. 458 471,818
2.24%
,
02/15/25 .................. 1,002 1,060,279
Johnson Controls International plc:
4.63%
,
07/02/44
(d)
................. 50 65,933
5.13%
,
09/14/45 .................. 5 6,865
Masonite International Corp., 5.38%, 02/01/28
(b)
54 57,982
Owens Corning, 3.95%, 08/15/29 ........ 41 47,285
Standard Industries, Inc.
(b)
:
5.00%
,
02/15/27 .................. 53 55,385
4.75%
,
01/15/28 .................. 22 23,155
1,788,702
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)
(a)
:
Series E, (LIBOR USD 3 Month + 3.42%),
3.66%
(e)
...................... 200 200,206
(LIBOR USD 3 Month + 1.07%), 3.44%
,
02/07/28 ..................... 293 334,565
Charles Schwab Corp. (The), 3.20%, 01/25/28 166 187,985
Deutsche Bank AG
(a)
:
(SOFR + 1.87%), 2.13%
,
11/24/26 ...... 169 172,961
(SOFR + 3.04%), 3.55%
,
09/18/31 ...... 155 167,980
Goldman Sachs Group, Inc. (The):
3.50%
,
01/23/25 .................. 363 400,628
3.50%
,
04/01/25 .................. 2,370 2,633,046
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.20%), 3.27%
,
09/29/25
(a)
.................... USD 247 $ 270,570
3.75%
,
02/25/26 .................. 353 400,990
(LIBOR USD 3 Month + 1.17%), 1.39%
,
05/15/26
(a)
.................... 268 273,246
(LIBOR USD 3 Month + 1.51%), 3.69%
,
06/05/28
(a)
.................... 538 619,788
Huarong Finance Co. Ltd.:
3.25%
,
11/13/24 .................. 200 208,172
3.88%
,
11/13/29 .................. 200 212,625
Intercontinental Exchange, Inc.:
3.75%
,
09/21/28 .................. 121 140,954
2.10%
,
06/15/30 .................. 150 155,697
1.85%
,
09/15/32 .................. 278 280,397
Joy Treasure Assets Holdings, Inc., 3.50%,
09/24/29 ...................... 200 215,312
Moody's Corp., 3.25%, 01/15/28 ......... 103 115,908
Morgan Stanley:
(SOFR + 1.15%), 2.72%
,
07/22/25
(a)
.... 1,493 1,596,878
3.88%
,
01/27/26 .................. 339 388,858
3.63%
,
01/20/27 .................. 1,008 1,154,378
(LIBOR USD 3 Month + 1.34%), 3.59%
,
07/22/28
(a)
.................... 166 189,521
(LIBOR USD 3 Month + 1.14%), 3.77%
,
01/24/29
(a)
.................... 504 584,280
(SOFR + 1.14%), 2.70%
,
01/22/31
(a)
.... 1,589 1,730,029
(SOFR + 3.12%), 3.62%
,
04/01/31
(a)
.... 508 590,856
(SOFR + 1.03%), 1.79%
,
02/13/32
(a)
.... 20 20,143
Nomura Holdings, Inc., 2.68%, 07/16/30 .... 275 291,132
Northern Trust Corp., 3.15%, 05/03/29 ..... 107 121,169
State Street Corp., 2.40%, 01/24/30 ...... 80 87,422
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%
,
08/15/23
(a)
.................... 510 528,703
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(e)
.......................... 490 537,162
4.13%
,
09/24/25 .................. 670 767,189
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%
,
01/30/27
(a)
............... 381 385,266
15,964,016
Chemicals — 0.4%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 262 292,212
Dow Chemical Co. (The):
9.00%
,
04/01/21 .................. 135 137,279
4.55%
,
11/30/25 .................. 89 104,142
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 515 601,185
Ecolab, Inc., 4.80%, 03/24/30 .......... 196 250,094
LYB International Finance BV, 4.88%, 03/15/44 115 144,691
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 68 79,243
MEGlobal Canada ULC:
5.00%
,
05/18/25 .................. 200 224,500
5.00%
,
05/18/25
(b)
................. 200 224,500
Sherwin-Williams Co. (The):
4.20%
,
01/15/22 .................. 260 267,634
2.95%
,
08/15/29 .................. 103 113,335
2.30%
,
05/15/30 .................. 176 183,794

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.00%
,
12/15/42 .................. USD 20 $ 23,475
2,646,084
Commercial Services & Supplies — 0.4%
Aramark Services, Inc.:
4.75%
,
06/01/26 .................. 52 53,531
5.00%
,
02/01/28
(b)
................. 125 131,719
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 57 59,469
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
106 109,077
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 53 54,391
RELX Capital, Inc.:
3.50%
,
03/16/23 .................. 355 377,568
4.00%
,
03/18/29 .................. 404 479,589
3.00%
,
05/22/30 .................. 507 562,985
Republic Services, Inc.:
2.90%
,
07/01/26 .................. 131 144,744
3.38%
,
11/15/27 .................. 40 45,362
3.95%
,
05/15/28 .................. 381 446,783
2.30%
,
03/01/30 .................. 177 187,021
1.45%
,
02/15/31 .................. 63 61,658
Waste Management, Inc., 1.15%, 03/15/28 .. 370 371,058
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 55 56,237
3,141,192
Communications Equipment — 0.1%
Motorola Solutions, Inc.:
4.60%
,
05/23/29 .................. 623 746,363
5.50%
,
09/01/44 .................. 179 227,950
974,313
Construction & Engineering — 0.0%
Stoneway Capital Corp.
(f)(g)
:
10.00%
,
03/01/27 ................. 133 52,347
10.00%
,
03/01/27
(b)
................ 133 52,346
104,693
Construction Materials — 0.0%
US Concrete, Inc., 6.38%, 06/01/24 ....... 17 17,425
Consumer Finance — 0.6%
Capital One Financial Corp.:
3.90%
,
01/29/24 .................. 592 648,463
3.75%
,
04/24/24 .................. 122 133,596
Discover Financial Services, 4.50%, 01/30/26 149 172,144
Ford Motor Credit Co. LLC:
3.20%
,
01/15/21 .................. 200 200,100
5.75%
,
02/01/21 .................. 200 200,500
General Motors Financial Co., Inc.:
5.20%
,
03/20/23 .................. 442 484,648
3.70%
,
05/09/23 .................. 66 69,955
5.10%
,
01/17/24 .................. 503 562,881
3.50%
,
11/07/24 .................. 161 173,986
4.00%
,
01/15/25 .................. 525 577,869
4.35%
,
04/09/25 .................. 396 442,090
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 250 258,750
Navient Corp.:
6.63%
,
07/26/21 .................. 74 75,573
6.50%
,
06/15/22 .................. 100 105,824
7.25%
,
09/25/23 .................. 58 63,567
5.88%
,
10/25/24 .................. 55 58,437
6.75%
,
06/25/25 .................. 57 61,987
6.75%
,
06/15/26 .................. 55 59,744
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toyota Motor Credit Corp., 2.15%, 02/13/30 .. USD 230 $ 247,095
4,597,209
Containers & Packaging — 0.1%
Ball Corp.:
5.25%
,
07/01/25 .................. 22 25,107
4.88%
,
03/15/26 .................. 17 19,202
International Paper Co.:
6.00%
,
11/15/41 .................. 97 142,070
4.40%
,
08/15/47 .................. 64 83,732
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 78 83,557
353,668
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%
,
05/15/26 .................. 67 69,429
4.00%
,
01/15/28 .................. 90 93,150
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 118 124,490
287,069
Diversified Financial Services — 0.4%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 206,875
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(e)
................ 200 201,812
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 200 238,709
MDGH - GMTN BV, 2.88%, 11/07/29
(b)
..... 200 215,688
ORIX Corp., 2.90%, 07/18/22 .......... 155 160,639
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 300 345,680
Shell International Finance BV:
3.88%
,
11/13/28 .................. 128 151,614
2.38%
,
11/07/29 .................. 917 987,207
3.63%
,
08/21/42 .................. 12 14,000
4.38%
,
05/11/45 .................. 123 162,069
2,684,293
Diversified Telecommunication Services — 1.7%
Altice France SA, 7.38%, 05/01/26
(b)
...... 516 543,090
AT&T, Inc.:
0.00%
,
11/27/22
(b)(h)
................ 1,000 991,575
4.25%
,
03/01/27 .................. 148 173,121
2.30%
,
06/01/27 .................. 182 194,110
1.65%
,
02/01/28 .................. 51 52,035
4.35%
,
03/01/29 .................. 328 391,193
2.75%
,
06/01/31 .................. 471 503,322
2.55%
,
12/01/33
(b)
................. 10 10,251
4.50%
,
05/15/35 .................. 977 1,185,526
2.60%
,
05/19/38 .................. EUR 175 253,311
3.55%
,
09/15/55
(b)
................. USD 894 890,965
3.80%
,
12/01/57
(b)
................. 174 181,819
CCO Holdings LLC
(b)
:
5.75%
,
02/15/26 .................. 226 233,198
5.50%
,
05/01/26 .................. 134 138,858
5.13%
,
05/01/27 .................. 288 305,623
5.88%
,
05/01/27 .................. 71 73,751
5.00%
,
02/01/28 .................. 305 322,537
5.38%
,
06/01/29 .................. 138 151,283
4.75%
,
03/01/30 .................. 159 171,561
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 225 252,970

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
5.25%
,
03/15/26 .................. USD 82 $ 84,731
4.63%
,
09/15/27
(b)
................. 22 22,977
Verizon Communications, Inc.:
4.13%
,
03/16/27 .................. 579 682,462
4.33%
,
09/21/28 .................. 150 180,634
3.88%
,
02/08/29 .................. 453 533,225
3.15%
,
03/22/30 .................. 416 466,507
1.50%
,
09/18/30 .................. 834 821,586
1.68%
,
10/30/30
(b)
................. 251 249,984
1.75%
,
01/20/31 .................. 201 199,996
4.27%
,
01/15/36 .................. 756 937,652
5.25%
,
03/16/37 .................. 52 70,470
2.88%
,
01/15/38 .................. EUR 200 320,718
4.81%
,
03/15/39 .................. USD 135 176,124
1.85%
,
05/18/40 .................. EUR 160 224,349
4.86%
,
08/21/46 .................. USD 113 152,712
12,144,226
Electric Utilities — 2.7%
Adani Transmission Ltd., 4.25%, 05/21/36 ... 193 204,821
AEP Texas, Inc.:
3.95%
,
06/01/28 .................. 310 362,612
Series H, 3.45%
,
01/15/50 ........... 91 101,914
AEP Transmission Co. LLC:
4.25%
,
09/15/48 .................. 140 184,615
3.80%
,
06/15/49 .................. 155 191,385
3.15%
,
09/15/49 .................. 115 128,166
Series M, 3.65%
,
04/01/50 ........... 88 106,690
Alabama Power Co.:
Series 13-A, 3.55%
,
12/01/23 ......... 35 38,072
4.15%
,
08/15/44 .................. 30 38,060
3.75%
,
03/01/45 .................. 150 181,460
Series A, 4.30%
,
07/15/48 ........... 28 37,441
3.45%
,
10/01/49 .................. 166 194,760
Baltimore Gas & Electric Co.:
3.50%
,
08/15/46 .................. 86 99,955
3.75%
,
08/15/47 .................. 45 55,152
4.25%
,
09/15/48 .................. 105 136,992
3.20%
,
09/15/49 .................. 125 139,597
2.90%
,
06/15/50 .................. 100 107,669
CenterPoint Energy Houston Electric LLC,
3.95%, 03/01/48 ................. 85 106,974
China Huaneng Group Hong Kong Treasury
Management Holding Ltd., 3.00%, 12/10/29 200 210,688
Dayton Power & Light Co. (The), 3.95%,
06/15/49 ...................... 178 206,637
DTE Electric Co., Series A, 4.05%, 05/15/48 . 265 348,298
Duke Energy Carolinas LLC:
3.95%
,
11/15/28 .................. 72 85,875
2.45%
,
08/15/29 .................. 230 247,864
2.45%
,
02/01/30 .................. 437 470,000
3.88%
,
03/15/46 .................. 32 39,325
3.95%
,
03/15/48 .................. 52 65,132
3.20%
,
08/15/49 .................. 261 297,111
Duke Energy Florida LLC:
3.80%
,
07/15/28 .................. 100 117,372
2.50%
,
12/01/29 .................. 550 600,396
1.75%
,
06/15/30 .................. 478 488,756
3.40%
,
10/01/46 .................. 90 102,769
4.20%
,
07/15/48 .................. 34 43,748
Duke Energy Ohio, Inc.:
3.65%
,
02/01/29 .................. 112 129,757
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.13%
,
06/01/30 .................. USD 141 $ 147,673
Duke Energy Progress LLC:
3.70%
,
09/01/28 .................. 400 468,177
3.45%
,
03/15/29 .................. 123 142,874
4.10%
,
05/15/42 .................. 167 206,606
4.10%
,
03/15/43 .................. 105 130,465
4.20%
,
08/15/45 .................. 62 78,726
Edison International, 2.40%, 09/15/22 ..... 42 42,925
Entergy Louisiana LLC:
5.40%
,
11/01/24 .................. 65 76,512
4.20%
,
09/01/48 .................. 201 261,760
Exelon Corp., 5.63%, 06/15/35 .......... 34 45,986
FirstEnergy Corp.:
2.05%
,
03/01/25 .................. 52 51,792
Series B, 3.90%
,
07/15/27
(d)
.......... 349 384,701
2.65%
,
03/01/30 .................. 158 158,501
Series B, 2.25%
,
09/01/30 ........... 79 76,417
Series C, 4.85%
,
07/15/47
(d)
.......... 125 155,562
Series C, 3.40%
,
03/01/50 ........... 71 68,006
FirstEnergy Transmission LLC
(b)
:
4.35%
,
01/15/25 .................. 666 726,087
5.45%
,
07/15/44 .................. 42 53,292
4.55%
,
04/01/49 .................. 550 642,307
Florida Power & Light Co.:
3.95%
,
03/01/48 .................. 393 512,529
3.15%
,
10/01/49 .................. 352 405,695
MidAmerican Energy Co.:
3.10%
,
05/01/27 .................. 193 216,354
3.65%
,
04/15/29 .................. 460 546,360
4.25%
,
07/15/49 .................. 131 175,884
3.15%
,
04/15/50 .................. 120 137,954
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 250 261,797
Northern States Power Co.:
3.40%
,
08/15/42 .................. 110 127,865
4.00%
,
08/15/45 .................. 59 76,443
3.60%
,
05/15/46 .................. 27 32,775
2.90%
,
03/01/50 .................. 88 99,227
2.60%
,
06/01/51 .................. 123 130,294
NRG Energy, Inc.:
7.25%
,
05/15/26 .................. 110 116,050
6.63%
,
01/15/27 .................. 133 140,453
2.45%
,
12/02/27
(b)
................. 324 341,116
5.75%
,
01/15/28 .................. 88 96,140
5.25%
,
06/15/29
(b)
................. 80 88,000
NSTAR Electric Co., 3.95%, 04/01/30 ..... 59 71,556
Ohio Power Co.:
Series G, 6.60%
,
02/15/33 ........... 140 194,446
4.00%
,
06/01/49 .................. 125 157,649
Oncor Electric Delivery Co. LLC:
3.70%
,
11/15/28 .................. 267 313,803
5.30%
,
06/01/42 .................. 21 30,015
3.80%
,
09/30/47 .................. 101 124,019
3.80%
,
06/01/49 .................. 11 13,664
3.10%
,
09/15/49 .................. 76 86,668
5.35%
,
10/01/52
(b)
................. 34 51,741
Public Service Electric & Gas Co.:
3.65%
,
09/01/28 .................. 210 243,730
3.20%
,
05/15/29 .................. 22 25,087
3.85%
,
05/01/49 .................. 53 66,793
2.05%
,
08/01/50 .................. 35 32,898

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern California Edison Co.:
Series A, 2.90%
,
03/01/21 ........... USD 635 $ 637,591
1.85%
,
02/01/22 .................. 63 63,351
Series E, 3.70%
,
08/01/25 ........... 136 152,572
Series 20C, 1.20%
,
02/01/26 ......... 311 314,698
Series A, 4.20%
,
03/01/29 ........... 459 542,950
Series C, 3.60%
,
02/01/45 ........... 6 6,629
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 200 223,126
Tampa Electric Co.:
4.30%
,
06/15/48 .................. 30 38,616
4.45%
,
06/15/49 .................. 175 229,232
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 700 764,559
Virginia Electric & Power Co.:
Series C, 2.75%
,
03/15/23 ........... 210 219,863
6.35%
,
11/30/37 .................. 50 75,430
4.00%
,
01/15/43 .................. 257 323,024
Vistra Operations Co. LLC
(b)
:
5.50%
,
09/01/26 .................. 108 112,558
5.63%
,
02/15/27 .................. 140 148,909
5.00%
,
07/31/27 .................. 140 148,400
4.30%
,
07/15/29 .................. 503 570,917
19,277,862
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 75 93,791
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 8.25%, 09/26/22
(f)(g)
.... 200 155,000
Entertainment — 0.2%
Activision Blizzard, Inc.:
1.35%
,
09/15/30 .................. 261 256,229
2.50%
,
09/15/50 .................. 170 166,157
NBCUniversal Media LLC:
5.95%
,
04/01/41 .................. 85 129,821
4.45%
,
01/15/43 .................. 268 350,951
Netflix, Inc.:
4.88%
,
04/15/28 .................. 36 40,597
6.38%
,
05/15/29 .................. 18 22,230
5.38%
,
11/15/29
(b)
................. 20 23,575
4.88%
,
06/15/30
(b)
................. 22 25,300
Walt Disney Co. (The):
4.95%
,
10/15/45 .................. 60 83,823
4.75%
,
11/15/46 .................. 138 187,489
2.75%
,
09/01/49 .................. 181 191,494
3.60%
,
01/13/51 .................. 143 173,102
1,650,768
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
3.38%
,
05/15/24 .................. 501 544,769
2.40%
,
03/15/25 .................. 244 259,363
4.40%
,
02/15/26 .................. 89 103,044
3.95%
,
03/15/29 .................. 143 166,424
3.80%
,
08/15/29 .................. 311 361,580
2.95%
,
01/15/51 .................. 15 15,036
ARI FCP Investments LP, (LIBOR USD 1 Month
+ 2.90%), 3.05%, 01/06/25
(a)(c)
........ 743 732,202
Crown Castle International Corp.:
4.45%
,
02/15/26 .................. 32 37,028
3.70%
,
06/15/26 .................. 16 18,030
3.80%
,
02/15/28 .................. 83 95,660
4.30%
,
02/15/29 .................. 196 232,783
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.10%
,
11/15/29 .................. USD 663 $ 730,582
3.30%
,
07/01/30 .................. 220 246,241
4.00%
,
11/15/49 .................. 98 115,734
Digital Dutch Finco BV:
1.50%
,
03/15/30 .................. EUR 315 414,743
1.00%
,
01/15/32 .................. 180 227,229
Equinix, Inc.:
1.25%
,
07/15/25 .................. USD 135 137,718
1.00%
,
09/15/25 .................. 433 434,200
ESH Hospitality, Inc.
(b)
:
5.25%
,
05/01/25 .................. 136 139,400
4.63%
,
10/01/27 .................. 17 17,425
MGM Growth Properties Operating Partnership
LP:
5.63%
,
05/01/24 .................. 239 259,590
4.50%
,
09/01/26 .................. 66 71,009
5.75%
,
02/01/27 .................. 107 120,040
MPT Operating Partnership LP:
5.25%
,
08/01/26 .................. 11 11,517
5.00%
,
10/15/27 .................. 150 159,563
4.63%
,
08/01/29 .................. 20 21,375
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 255 337,991
Realty Income Corp.:
3.00%
,
01/15/27 .................. USD 35 38,727
3.25%
,
01/15/31 .................. 174 197,250
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 92 95,220
Service Properties Trust, 4.35%, 10/01/24 ... 56 55,300
Trust Fibra Uno, 6.39%, 01/15/50
(b)
....... 200 233,000
VICI Properties LP
(b)
:
3.50%
,
02/15/25 .................. 81 82,845
4.25%
,
12/01/26 .................. 28 29,040
3.75%
,
02/15/27 .................. 17 17,382
4.63%
,
12/01/29 .................. 22 23,540
4.13%
,
08/15/30 .................. 22 23,224
6,805,804
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.:
3.50%
,
02/15/23
(b)
................. 83 85,075
5.75%
,
03/15/25 .................. 215 221,450
7.50%
,
03/15/26
(b)
................. 138 154,429
4.63%
,
01/15/27
(b)
................. 30 31,913
5.88%
,
02/15/28
(b)
................. 102 110,995
4.88%
,
02/15/30
(b)
................. 22 24,241
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 382 430,127
1,058,230
Food Products — 0.3%
BRF GmbH, 4.35%, 09/29/26
(b)
......... 200 210,750
Campbell Soup Co., 8.88%, 05/01/21 ..... 100 102,680
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 54 57,418
JBS USA LUX SA
(b)
:
5.75%
,
06/15/25 .................. 88 90,794
6.75%
,
02/15/28 .................. 102 114,145
6.50%
,
04/15/29 .................. 159 185,092
5.50%
,
01/15/30 .................. 28 32,165
Lamb Weston Holdings, Inc.
(b)
:
4.63%
,
11/01/24 .................. 89 92,782
4.88%
,
11/01/26 .................. 89 93,032
Mondelez International, Inc., 2.75%, 04/13/30 234 257,019
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 190 206,076
Post Holdings, Inc.
(b)
:
5.75%
,
03/01/27 .................. 147 155,636

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Food Products (continued)
5.63%
,
01/15/28 .................. USD 108 $ 115,020
5.50%
,
12/15/29 .................. 85 92,756
Simmons Foods, Inc., 5.75%, 11/01/24
(b)
.... 57 58,211
1,863,576
Gas Utilities — 0.1%
Atmos Energy Corp., 3.38%, 09/15/49 ..... 95 110,540
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 532 537,130
Eastern Energy Gas Holdings LLC:
4.80%
,
11/01/43 .................. 45 57,796
4.60%
,
12/15/44 .................. 46 57,909
Piedmont Natural Gas Co., Inc., 3.64%,
11/01/46 ...................... 25 28,576
791,951
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 4.00%, 03/01/29 ... 276 325,269
DH Europe Finance II SARL:
1.35%
,
09/18/39 .................. EUR 170 223,023
1.80%
,
09/18/49 .................. 100 137,967
Medtronic Global Holdings SCA:
1.50%
,
07/02/39 .................. 165 224,322
1.75%
,
07/02/49 .................. 100 141,222
Teleflex, Inc., 4.63%, 11/15/27 .......... USD 52 55,885
1,107,688
Health Care Providers & Services — 1.5%
Aetna, Inc.:
4.50%
,
05/15/42 .................. 79 97,322
4.13%
,
11/15/42 .................. 4 4,743
4.75%
,
03/15/44 .................. 65 83,659
Anthem, Inc., 4.10%, 03/01/28 .......... 266 314,460
Centene Corp.:
5.38%
,
06/01/26
(b)
................. 194 204,614
5.38%
,
08/15/26
(b)
................. 81 85,556
4.25%
,
12/15/27 .................. 266 281,960
4.63%
,
12/15/29 .................. 79 87,707
Cigna Corp.:
3.75%
,
07/15/23 .................. 7 7,567
3.40%
,
03/01/27 .................. 113 127,592
4.38%
,
10/15/28 .................. 853 1,031,010
CVS Health Corp.:
3.25%
,
08/15/29 .................. 757 852,559
3.75%
,
04/01/30 .................. 845 983,388
5.13%
,
07/20/45 .................. 542 729,728
Encompass Health Corp.:
4.50%
,
02/01/28 .................. 53 55,385
4.75%
,
02/01/30 .................. 55 58,919
HCA, Inc.:
4.75%
,
05/01/23 .................. 580 632,531
5.00%
,
03/15/24 .................. 568 638,985
5.38%
,
02/01/25 .................. 58 65,222
5.25%
,
04/15/25 .................. 618 721,627
5.88%
,
02/15/26 .................. 34 39,100
5.25%
,
06/15/26 .................. 238 281,674
5.38%
,
09/01/26 .................. 22 25,287
5.63%
,
09/01/28 .................. 34 40,120
5.88%
,
02/01/29 .................. 22 26,477
Humana, Inc.:
4.50%
,
04/01/25 .................. 150 172,333
3.13%
,
08/15/29 .................. 152 167,826
4.88%
,
04/01/30 .................. 47 58,725
Molina Healthcare, Inc., 5.38%, 11/15/22
(d)
.. 76 80,465
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Select Medical Corp., 6.25%, 08/15/26
(b)
.... USD 62 $ 66,769
Tenet Healthcare Corp.:
4.63%
,
07/15/24 .................. 154 157,853
4.63%
,
09/01/24
(b)
................. 64 66,080
5.13%
,
05/01/25 .................. 301 306,866
4.88%
,
01/01/26
(b)
................. 222 232,237
6.25%
,
02/01/27
(b)
................. 331 350,860
5.13%
,
11/01/27
(b)
................. 34 35,998
UnitedHealth Group, Inc.:
2.95%
,
10/15/27 .................. 214 240,419
3.85%
,
06/15/28 .................. 135 160,511
6.50%
,
06/15/37 .................. 11 17,598
3.50%
,
08/15/39 .................. 509 605,518
2.75%
,
05/15/40 .................. 60 65,090
4.20%
,
01/15/47 .................. 241 318,333
10,580,673
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 17 17,268
Boyd Gaming Corp.:
6.38%
,
04/01/26 .................. 74 76,872
6.00%
,
08/15/26 .................. 68 70,550
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 182 183,927
Cedar Fair LP:
5.50%
,
05/01/25
(b)
................. 70 72,975
5.38%
,
04/15/27 .................. 109 111,452
5.25%
,
07/15/29 .................. 110 113,251
Churchill Downs, Inc.
(b)
:
5.50%
,
04/01/27 .................. 132 139,755
4.75%
,
01/15/28 .................. 66 69,465
Hilton Domestic Operating Co., Inc.:
5.13%
,
05/01/26 .................. 127 131,128
4.88%
,
01/15/30 .................. 22 24,035
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 64 67,739
Hyatt Hotels Corp., 5.38%, 04/23/25 ...... 57 64,417
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 83 86,735
McDonald's Corp.:
2.13%
,
03/01/30 .................. 130 137,063
3.60%
,
07/01/30 .................. 274 321,141
4.88%
,
12/09/45 .................. 93 126,353
4.45%
,
09/01/48 .................. 296 387,487
MGM Resorts International:
5.75%
,
06/15/25 .................. 15 16,585
4.63%
,
09/01/26 .................. 9 9,524
5.50%
,
04/15/27 .................. 15 16,717
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 118 121,763
Starbucks Corp.:
2.25%
,
03/12/30 .................. 229 242,405
2.55%
,
11/15/30 .................. 317 342,834
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 60 60,693
Sunny Express Enterprises Corp., 3.13%,
04/23/30 ...................... 200 210,327
Wyndham Hotels & Resorts, Inc., 5.38%,
04/15/26
(b)
..................... 53 54,855
Wynn Las Vegas LLC
(b)
:
5.50%
,
03/01/25 .................. 243 253,631
5.25%
,
05/15/27 .................. 121 124,721
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
100 104,750
3,760,418

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... USD 131 $ 139,351
Century Communities, Inc., 6.75%, 06/01/27 . 58 61,927
Lennar Corp.:
4.13%
,
01/15/22 .................. 49 50,164
4.50%
,
04/30/24 .................. 57 62,985
4.75%
,
05/30/25 .................. 11 12,567
4.75%
,
11/29/27 .................. 20 23,636
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 11 11,632
PulteGroup, Inc.:
5.50%
,
03/01/26 .................. 16 19,039
5.00%
,
01/15/27 .................. 13 15,340
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 11 12,466
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 131 136,332
545,439
Household Products — 0.0%
Clorox Co. (The), 3.10%, 10/01/27 ....... 31 34,866
Spectrum Brands, Inc., 5.75%, 07/15/25 .... 96 99,130
133,996
Industrial Conglomerates — 0.2%
General Electric Co., 5.88%, 01/14/38 ..... 438 593,638
Honeywell International, Inc., 0.75%, 03/10/32 EUR 270 342,845
Roper Technologies, Inc.:
2.95%
,
09/15/29 .................. USD 176 193,361
1.75%
,
02/15/31 .................. 69 68,734
1,198,578
Insurance — 0.4%
Ambac Assurance Corp., 5.10%
(b)(e)
....... 15 20,561
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 85 84,317
American International Group, Inc.:
4.25%
,
03/15/29 .................. 178 213,623
3.40%
,
06/30/30 .................. 190 217,712
Aon Corp.:
3.75%
,
05/02/29 .................. 647 754,792
2.80%
,
05/15/30 .................. 231 252,014
Aon plc, 4.25%, 12/12/42 ............. 30 36,122
Hartford Financial Services Group, Inc. (The):
2.80%
,
08/19/29 .................. 227 246,605
4.30%
,
04/15/43 .................. 35 44,134
Marsh & McLennan Cos., Inc.:
1.35%
,
09/21/26 .................. EUR 160 208,656
1.98%
,
03/21/30 .................. 145 202,229
2.25%
,
11/15/30 .................. USD 424 448,893
MetLife, Inc., 4.72%, 12/15/44
(d)
......... 17 23,328
Willis North America, Inc., 3.60%, 05/15/24 .. 36 39,309
2,792,295
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 . 220 241,857
Amazon.com, Inc., 3.88%, 08/22/37 ...... 265 330,579
Booking Holdings, Inc.:
4.10%
,
04/13/25 .................. 466 528,486
1.80%
,
03/03/27 .................. EUR 200 268,554
Expedia Group, Inc.:
6.25%
,
05/01/25
(b)
................. USD 188 217,911
3.80%
,
02/15/28 .................. 159 170,787
1,758,174
Security
Par (000)
Par (000) Value
IT Services — 1.0%
DXC Technology Co., 4.00%, 04/15/23 ..... USD 395 $ 420,212
Fidelity National Information Services, Inc.:
1.00%
,
12/03/28 .................. EUR 300 384,398
2.95%
,
05/21/39 .................. 200 312,702
Fiserv, Inc.:
3.50%
,
07/01/29 .................. USD 724 826,704
2.65%
,
06/01/30 .................. 173 187,172
1.63%
,
07/01/30 .................. EUR 300 402,708
Global Payments, Inc.:
4.80%
,
04/01/26 .................. USD 431 511,477
4.45%
,
06/01/28 .................. 85 100,566
3.20%
,
08/15/29 .................. 280 309,831
2.90%
,
05/15/30 .................. 72 78,399
International Business Machines Corp.:
3.30%
,
05/15/26 .................. 805 909,616
1.95%
,
05/15/30 .................. 719 741,087
2.85%
,
05/15/40 .................. 365 392,724
Mastercard, Inc., 2.95%, 06/01/29 ........ 508 570,161
PayPal Holdings, Inc.:
1.65%
,
06/01/25 .................. 162 169,255
2.65%
,
10/01/26 .................. 74 81,341
Visa, Inc., 4.15%, 12/14/35 ............ 484 629,100
7,027,453
Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22 .......... 451 468,358
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.05%
,
09/22/26 .................. 366 399,383
2.75%
,
09/15/29 .................. 133 145,095
2.10%
,
06/04/30 .................. 157 162,506
Charles River Laboratories International, Inc.
(b)
:
5.50%
,
04/01/26 .................. 43 45,038
4.25%
,
05/01/28 .................. 11 11,523
Thermo Fisher Scientific, Inc.:
4.50%
,
03/25/30 .................. 113 141,224
1.88%
,
10/01/49 .................. EUR 300 423,192
1,327,961
Machinery — 0.1%
Colfax Corp., 6.00%, 02/15/24
(b)
......... USD 65 67,357
John Deere Cash Management SA, 2.20%,
04/02/32 ...................... EUR 100 147,861
Otis Worldwide Corp., 2.57%, 02/15/30 .... USD 225 241,612
Parker-Hannifin Corp.:
2.70%
,
06/14/24 .................. 305 327,111
3.25%
,
06/14/29 .................. 12 13,618
Terex Corp., 5.63%, 02/01/25
(b)
......... 128 131,856
929,415
Media — 1.4%
AMC Networks, Inc.:
5.00%
,
04/01/24 .................. 104 105,690
4.75%
,
08/01/25 .................. 84 86,747
Charter Communications Operating LLC:
6.38%
,
10/23/35 .................. 21 28,771
6.48%
,
10/23/45 .................. 1,092 1,544,590
5.38%
,
05/01/47 .................. 229 285,816
3.85%
,
04/01/61 .................. 27 27,220
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 138 139,380
Comcast Corp.:
3.30%
,
04/01/27 .................. 162 184,209
3.15%
,
02/15/28 .................. 397 448,057

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
2.65%
,
02/01/30 .................. USD 750 $ 820,487
3.40%
,
04/01/30 .................. 1,087 1,256,956
1.95%
,
01/15/31 .................. 586 601,787
4.40%
,
08/15/35 .................. 80 102,380
6.40%
,
05/15/38 .................. 150 233,691
4.60%
,
10/15/38 .................. 157 206,899
3.40%
,
07/15/46 .................. 110 126,640
4.00%
,
11/01/49 .................. 151 190,622
4.95%
,
10/15/58 .................. 50 75,913
2.65%
,
08/15/62 .................. 216 216,239
Cox Communications, Inc.
(b)
:
3.25%
,
12/15/22 .................. 110 115,864
3.15%
,
08/15/24 .................. 776 841,349
3.35%
,
09/15/26 .................. 22 24,720
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
68 55,250
Discovery Communications LLC:
1.90%
,
03/19/27 .................. EUR 200 261,594
4.00%
,
09/15/55
(b)
................. USD 45 50,369
Gray Television, Inc.
(b)
:
5.88%
,
07/15/26 .................. 78 81,802
7.00%
,
05/15/27 .................. 89 97,455
iHeartCommunications, Inc.:
6.38%
,
05/01/26 .................. 90 96,300
5.25%
,
08/15/27
(b)
................. 81 85,050
4.75%
,
01/15/28
(b)
................. 11 11,289
Lamar Media Corp.:
5.75%
,
02/01/26 .................. 72 74,250
3.75%
,
02/15/28 .................. 13 13,360
Meredith Corp., 6.88%, 02/01/26 ........ 140 136,500
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
127 136,049
Omnicom Group, Inc., 2.45%, 04/30/30 .... 146 155,065
Outfront Media Capital LLC
(b)
:
5.00%
,
08/15/27 .................. 146 148,555
4.63%
,
03/15/30 .................. 11 11,244
Sirius XM Radio, Inc.
(b)
:
4.63%
,
07/15/24 .................. 159 164,764
5.38%
,
07/15/26 .................. 86 89,655
5.00%
,
08/01/27 .................. 163 173,189
5.50%
,
07/01/29 .................. 135 148,542
TEGNA, Inc.:
4.63%
,
03/15/28
(b)
................. 22 22,495
5.00%
,
09/15/29 .................. 25 26,410
Time Warner Cable LLC, 4.00%, 09/01/21 ... 22 22,312
ViacomCBS, Inc.:
6.88%
,
04/30/36 .................. 122 176,464
5.85%
,
09/01/43 .................. 159 221,172
10,123,162
Metals & Mining — 0.2%
Anglo American Capital plc, 2.63%, 09/10/30
(b)
317 331,483
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22 200 202,875
FMG Resources Pty. Ltd.
(b)
:
4.75%
,
05/15/22 .................. 80 82,300
5.13%
,
03/15/23 .................. 53 55,981
4.50%
,
09/15/27 .................. 13 14,443
Freeport-McMoRan, Inc.:
5.00%
,
09/01/27 .................. 13 13,780
5.25%
,
09/01/29 .................. 13 14,463
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 200 219,000
Newmont Corp., 2.25%, 10/01/30 ........ 311 327,305
Nucor Corp., 3.95%, 05/01/28 .......... 56 65,877
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 135 145,137
Teck Resources Ltd., 6.13%, 10/01/35 ..... 81 104,448
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vale Overseas Ltd., 3.75%, 07/08/30 ...... USD 90 $ 99,984
1,677,076
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%
,
05/15/28 .................. 120 139,873
3.25%
,
03/15/50 .................. 159 185,818
Consumers Energy Co.:
3.75%
,
02/15/50 .................. 300 377,284
3.10%
,
08/15/50 .................. 140 161,836
3.50%
,
08/01/51 .................. 120 146,801
1,011,612
Oil, Gas & Consumable Fuels — 2.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 53 60,732
BP Capital Markets America, Inc.:
3.79%
,
02/06/24 .................. 308 336,594
3.80%
,
09/21/25 .................. 145 164,424
Buckeye Partners LP, 3.95%, 12/01/26 ..... 13 13,169
Cameron LNG LLC
(b)
:
3.30%
,
01/15/35 .................. 105 118,488
3.40%
,
01/15/38 .................. 532 580,049
Cheniere Corpus Christi Holdings LLC:
5.88%
,
03/31/25 .................. 495 576,070
5.13%
,
06/30/27 .................. 331 391,566
Cheniere Energy Partners LP:
5.25%
,
10/01/25 .................. 74 75,942
5.63%
,
10/01/26 .................. 55 57,200
4.50%
,
10/01/29 .................. 34 35,965
Chevron Corp., 3.08%, 05/11/50 ......... 133 148,466
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 75 69,000
Concho Resources, Inc.:
3.75%
,
10/01/27 .................. 234 267,442
4.30%
,
08/15/28 .................. 260 307,381
CrownRock LP, 5.63%, 10/15/25
(b)
....... 58 59,231
DCP Midstream Operating LP:
5.38%
,
07/15/25 .................. 19 20,878
5.13%
,
05/15/29 .................. 13 14,418
Diamondback Energy, Inc., 3.50%, 12/01/29 . 588 628,170
Enbridge Energy Partners LP, 7.38%, 10/15/45 4 6,104
Energy Transfer Operating LP:
3.60%
,
02/01/23 .................. 95 99,525
4.50%
,
04/15/24 .................. 600 656,209
4.05%
,
03/15/25 .................. 40 43,880
2.90%
,
05/15/25 .................. 735 777,603
6.63%
,
10/15/36 .................. 30 36,442
6.50%
,
02/01/42 .................. 310 378,195
Enterprise Products Operating LLC:
Series D, 6.88%
,
03/01/33 ........... 41 57,413
4.45%
,
02/15/43 .................. 141 170,902
4.85%
,
03/15/44 .................. 54 66,990
5.10%
,
02/15/45 .................. 215 279,365
EOG Resources, Inc., 4.15%, 01/15/26 .... 323 374,792
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 320 409,655
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36 ...................... USD 200 207,000
Kinder Morgan Energy Partners LP:
6.50%
,
02/01/37 .................. 161 208,949
6.38%
,
03/01/41 .................. 43 56,853
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 102 108,577
Marathon Petroleum Corp., 5.85%, 12/15/45 . 65 80,322
Matador Resources Co., 5.88%, 09/15/26 ... 24 23,520
MPLX LP:
4.88%
,
12/01/24 .................. 407 467,068

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.65%
,
08/15/30 .................. USD 344 $ 360,516
NGPL PipeCo LLC
(b)
:
4.38%
,
08/15/22 .................. 207 215,662
4.88%
,
08/15/27 .................. 307 347,818
7.77%
,
12/15/37 .................. 52 70,303
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 365 417,631
Petrobras Global Finance BV:
5.09%
,
01/15/30 .................. 103 114,845
6.75%
,
06/03/50 .................. 38 47,061
ReNew Power Synthetic, 6.67%, 03/12/24 ... 200 210,938
Sabine Pass Liquefaction LLC:
5.63%
,
04/15/23
(d)
................. 184 202,148
5.75%
,
05/15/24 .................. 556 635,671
5.63%
,
03/01/25 .................. 1,804 2,104,045
5.88%
,
06/30/26 .................. 268 324,039
4.20%
,
03/15/28 .................. 100 114,664
SM Energy Co., 10.00%, 01/15/25
(b)
...... 18 19,350
Suncor Energy, Inc., 6.80%, 05/15/38 ..... 96 134,678
Sunoco Logistics Partners Operations LP:
4.65%
,
02/15/22 .................. 605 630,925
5.95%
,
12/01/25 .................. 105 123,866
Sunoco LP:
4.88%
,
01/15/23 .................. 48 48,605
5.50%
,
02/15/26 .................. 39 39,975
6.00%
,
04/15/27 .................. 29 30,827
Targa Resources Partners LP:
5.13%
,
02/01/25 .................. 52 53,300
5.88%
,
04/15/26 .................. 108 114,504
5.38%
,
02/01/27 .................. 54 56,720
6.50%
,
07/15/27 .................. 87 94,395
5.00%
,
01/15/28 .................. 17 17,944
6.88%
,
01/15/29 .................. 87 97,984
5.50%
,
03/01/30 .................. 22 23,885
Texas Eastern Transmission LP
(b)
:
3.50%
,
01/15/28 .................. 455 498,676
4.15%
,
01/15/48 .................. 46 51,084
Total Capital International SA, 3.70%, 01/15/24 102 111,736
TransCanada PipeLines Ltd.:
4.63%
,
03/01/34 .................. 123 150,309
5.85%
,
03/15/36 .................. 33 44,552
Transcontinental Gas Pipe Line Co. LLC:
7.85%
,
02/01/26 .................. 234 306,729
4.00%
,
03/15/28 .................. 246 283,869
4.60%
,
03/15/48 .................. 89 108,052
3.95%
,
05/15/50 .................. 232 262,411
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 129 175,363
17,079,629
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
1.75%
,
09/30/25
(b)
................. 246 257,194
2.10%
,
04/30/27
(b)
................. 98 103,464
7.75%
,
11/15/29 .................. 6 8,876
2.30%
,
04/30/30
(b)
................. 64 68,427
8.88%
,
05/15/31 .................. 83 134,160
Suzano Austria GmbH, 3.75%, 01/15/31 .... 30 31,800
603,921
Pharmaceuticals — 0.7%
AstraZeneca plc, 1.38%, 08/06/30 ........ 606 599,839
Bausch Health Americas, Inc.
(b)
:
9.25%
,
04/01/26 .................. 154 171,710
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
8.50%
,
01/31/27 .................. USD 180 $ 200,191
Bausch Health Cos., Inc.
(b)
:
5.50%
,
11/01/25 .................. 154 159,589
9.00%
,
12/15/25 .................. 157 173,320
5.75%
,
08/15/27 .................. 46 49,335
7.00%
,
01/15/28 .................. 74 81,341
7.25%
,
05/30/29 .................. 76 85,432
Bristol-Myers Squibb Co., 4.25%, 10/26/49 .. 141 190,675
Elanco Animal Health, Inc.
(d)
:
5.27%
,
08/28/23 .................. 81 88,492
5.90%
,
08/28/28 .................. 16 18,880
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 100 144,140
Johnson & Johnson, 4.50%, 12/05/43 ..... USD 102 142,293
Merck & Co., Inc.:
3.40%
,
03/07/29 .................. 412 479,309
1.45%
,
06/24/30 .................. 87 88,211
Pfizer, Inc.:
3.45%
,
03/15/29 .................. 398 465,172
2.63%
,
04/01/30 .................. 114 127,241
1.70%
,
05/28/30 .................. 291 302,154
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 89 99,563
Takeda Pharmaceutical Co. Ltd.:
5.00%
,
11/26/28 .................. 375 465,937
2.05%
,
03/31/30 .................. 200 204,718
2.00%
,
07/09/40 .................. EUR 380 526,991
4,864,533
Professional Services — 0.0%
Equifax, Inc., 3.10%, 05/15/30 .......... USD 138 153,504
Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd.
(a)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.25%),
8.38% ....................... 200 213,562
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88% ....................... 200 209,313
Celulosa Arauco y Constitucion SA, 4.25%,
04/30/29
(b)
..................... 200 225,750
Central China Real Estate Ltd.:
6.50%
,
03/05/21 .................. 200 200,512
6.75%
,
11/08/21 .................. 200 202,080
China Aoyuan Group Ltd., 7.95%, 02/19/23 .. 200 211,750
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(e)
............... 200 204,625
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22 200 203,000
Howard Hughes Corp. (The), 5.38%, 03/15/25
(b)
106 109,313
Kaisa Group Holdings Ltd., 11.95%, 10/22/22 . 200 211,563
Powerlong Real Estate Holdings Ltd., 7.13%,
11/08/22 ...................... 200 208,750
Ronshine China Holdings Ltd., 8.95%, 01/22/23 200 208,687
Vanke Real Estate Hong Kong Co. Ltd., 3.15%,
05/12/25 ...................... 200 209,250
Yuzhou Group Holdings Co. Ltd.:
6.00%
,
10/25/23 .................. 200 204,687
8.50%
,
02/26/24 .................. 200 216,250
3,039,092
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC:
5.05%
,
03/01/41 .................. 85 118,447
4.40%
,
03/15/42 .................. 174 230,683

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Road & Rail (continued)
CSX Corp.:
4.25%
,
03/15/29 .................. USD 373 $ 451,870
6.15%
,
05/01/37 .................. 15 22,425
4.30%
,
03/01/48 .................. 296 380,016
Norfolk Southern Corp.:
3.85%
,
01/15/24 .................. 3 3,274
3.65%
,
08/01/25 .................. 6 6,707
2.90%
,
06/15/26 .................. 413 456,824
4.45%
,
06/15/45 .................. 5 6,468
3.40%
,
11/01/49 .................. 161 183,657
4.05%
,
08/15/52 .................. 87 110,753
Penske Truck Leasing Co. LP
(b)
:
4.25%
,
01/17/23 .................. 231 248,183
2.70%
,
03/14/23 .................. 160 167,287
2.70%
,
11/01/24 .................. 65 69,636
3.95%
,
03/10/25 .................. 90 100,806
4.00%
,
07/15/25 .................. 240 272,164
3.35%
,
11/01/29 .................. 20 21,772
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 200 211,562
Ryder System, Inc.:
2.50%
,
09/01/24 .................. 69 73,305
4.63%
,
06/01/25 .................. 630 729,998
Union Pacific Corp.:
3.25%
,
08/15/25 .................. 96 106,339
2.75%
,
03/01/26 .................. 175 191,366
3.60%
,
09/15/37 .................. 111 129,480
4.38%
,
09/10/38 .................. 104 130,764
3.84%
,
03/20/60 .................. 329 407,248
2.97%
,
09/16/62
(b)
................. 40 41,780
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 90 99,849
4,972,663
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.:
4.35%
,
04/01/47 .................. 63 87,326
2.75%
,
06/01/50 .................. 187 203,453
Broadcom Corp., 3.88%, 01/15/27 ....... 486 545,441
Broadcom, Inc.:
2.25%
,
11/15/23 .................. 474 495,038
4.70%
,
04/15/25 .................. 852 976,364
4.25%
,
04/15/26 .................. 91 104,217
4.11%
,
09/15/28 .................. 261 298,711
4.75%
,
04/15/29 .................. 138 164,596
5.00%
,
04/15/30 .................. 240 291,747
4.30%
,
11/15/32 .................. 129 152,928
Intel Corp., 3.73%, 12/08/47 ........... 398 475,635
KLA Corp.:
4.10%
,
03/15/29 .................. 282 337,966
3.30%
,
03/01/50 .................. 456 514,573
Lam Research Corp.:
3.75%
,
03/15/26 .................. 379 433,211
4.88%
,
03/15/49 .................. 134 193,692
2.88%
,
06/15/50 .................. 132 142,233
NVIDIA Corp.:
3.20%
,
09/16/26 .................. 265 300,045
2.85%
,
04/01/30 .................. 485 545,594
3.50%
,
04/01/50 .................. 171 207,438
NXP BV
(b)
:
4.30%
,
06/18/29 .................. 487 580,417
3.40%
,
05/01/30 .................. 386 437,730
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 346 469,133
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc., 1.75%, 05/04/30 ... USD 83 $ 86,078
8,043,566
Software — 0.5%
Autodesk, Inc.:
4.38%
,
06/15/25 .................. 30 34,308
3.50%
,
06/15/27 .................. 468 527,550
Microsoft Corp.:
4.20%
,
11/03/35 .................. 91 119,480
3.45%
,
08/08/36 .................. 70 86,319
4.10%
,
02/06/37 .................. 75 98,433
3.75%
,
02/12/45 .................. 325 417,731
3.70%
,
08/08/46 .................. 224 284,028
Oracle Corp.:
3.90%
,
05/15/35 .................. 670 822,640
3.85%
,
07/15/36 .................. 354 427,478
4.13%
,
05/15/45 .................. 591 729,530
4.00%
,
07/15/46 .................. 135 165,707
4.00%
,
11/15/47 .................. 177 218,575
3,931,779
Specialty Retail — 0.2%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 656 745,666
Lowe's Cos., Inc.:
4.00%
,
04/15/25 .................. 387 439,714
3.65%
,
04/05/29 .................. 255 297,577
4.05%
,
05/03/47 .................. 58 72,606
3.00%
,
10/15/50 .................. 70 74,873
1,630,436
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.85%
,
05/04/43 .................. 442 558,421
2.55%
,
08/20/60 .................. 250 257,120
Dell International LLC
(b)
:
4.90%
,
10/01/26 .................. 144 170,041
8.10%
,
07/15/36 .................. 190 280,987
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 520 590,252
HP, Inc., 6.00%, 09/15/41 ............. 15 19,597
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 168 179,970
2,056,388
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.
(b)
:
4.63%
,
05/15/24 .................. 96 100,560
4.88%
,
05/15/26 .................. 20 21,725
NIKE, Inc., 2.75%, 03/27/27 ........... 505 558,796
Under Armour, Inc., 3.25%, 06/15/26 ...... 13 13,081
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 54 56,835
750,997
Thrifts & Mortgage Finance — 0.1%
(b)
BPCE SA, 2.70%, 10/01/29 ............ 491 527,894
Quicken Loans, Inc., 5.25%, 01/15/28 ..... 107 114,222
642,116
Tobacco — 0.6%
Altria Group, Inc.:
4.00%
,
01/31/24 .................. 215 236,062
4.40%
,
02/14/26 .................. 349 405,213
4.80%
,
02/14/29 .................. 8 9,585
3.13%
,
06/15/31 .................. EUR 300 436,172
5.80%
,
02/14/39 .................. USD 471 620,577
BAT Capital Corp.:
3.22%
,
08/15/24 .................. 700 757,836

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.91%
,
04/02/30 .................. USD 343 $ 414,239
2.73%
,
03/25/31 .................. 216 223,720
4.54%
,
08/15/47 .................. 136 151,021
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 395 491,295
Reynolds American, Inc., 5.85%, 08/15/45 ... USD 322 411,758
4,157,478
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25
(b)
134 137,182
BOC Aviation Ltd., 3.00%, 09/11/29 ....... 200 206,750
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 134 142,040
United Rentals North America, Inc.:
5.88%
,
09/15/26 .................. 110 116,457
5.50%
,
05/15/27 .................. 110 117,700
3.88%
,
11/15/27 .................. 17 17,808
4.88%
,
01/15/28 .................. 177 188,505
5.25%
,
01/15/30 .................. 17 18,870
945,312
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 2.88%, 05/07/30 .. 205 222,758
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 240 268,425
Millicom International Cellular SA
(b)
:
6.63%
,
10/15/26 .................. 200 214,875
4.50%
,
04/27/31 .................. 200 215,562
Sprint Corp.:
7.63%
,
02/15/25 .................. 176 210,467
7.63%
,
03/01/26 .................. 177 219,691
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(d)
148 149,707
T-Mobile USA, Inc.
(b)
:
3.75%
,
04/15/27 .................. 670 762,996
3.88%
,
04/15/30 .................. 1,336 1,547,355
2.55%
,
02/15/31 .................. 249 261,468
VEON Holdings BV, 3.38%, 11/25/27
(b)
..... 200 206,000
Vodafone Group plc:
4.38%
,
02/19/43 .................. 232 288,133
5.25%
,
05/30/48 .................. 302 420,671
4,988,108
Total Corporate Bonds — 35.3%
(Cost: $240,704,654) .............................. 254,159,661
Floating Rate Loan Interests — 0.4%
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 02/24/25
(a)
..... 269 267,778
Building Products — 0.0%
(a)
Advanced Drainage Systems, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
2.44%
,
 07/31/26 .................. 30 30,169
Jeld-Wen, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 12/14/24 ...... 116 114,641
144,810
Construction Materials — 0.0%
Foundation Building Materials Holding Co. LLC,
Term Loan, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 08/13/25
(a)
................. 73 72,558
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 0.00%),
4.00%
,
 02/21/23
(a)(c)
................ USD 30 $ 28,470
Diversified Financial Services — 0.0%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26
(a)
.... 270 270,631
Health Care Providers & Services — 0.1%
(a)
Acadia Healthcare Co., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 2.65%
,
 02/16/23 . 300 299,031
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.53%
,
 03/06/25 . 45 44,270
343,301
Hotels, Restaurants & Leisure — 0.1%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/02/26 .................. 155 145,680
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 .................. 184 176,762
322,442
Media — 0.0%
(a)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.66%
,
 04/15/27 ...... 180 177,767
Lamar Media Corp., Term Loan B, (LIBOR USD
1 Month + 1.50%), 1.64%
,
 02/05/27 ..... 19 18,868
196,635
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.90%
,
 11/01/26
(a)
.... 463 462,557
Pharmaceuticals — 0.0%
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.10%
,
 11/15/27
(a)
................. 284 281,817
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.25%
,
 12/30/26
(a)
168 167,234
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR USD
1 Month + 3.15%), 0.00%
,
 04/24/21
(a)(c)
... 342 340,233
Total Floating Rate Loan Interests — 0.4%
(Cost: $2,924,938) ............................... 2,898,466
Foreign Agency Obligations — 0.5%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 106 73,405
Colombia — 0.1%
Ecopetrol SA:
5.38%
,
06/26/26 .................. 395 454,127
6.88%
,
04/29/30 .................. 39 50,027
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 200 214,062
718,216
India — 0.1%
Power Finance Corp. Ltd., 4.50%
,
06/18/29 .. 200 220,250
Indonesia — 0.0%
Pertamina Persero PT, 4.18%
,
01/21/50 .... 200 214,875

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Mexico — 0.2%
Petroleos Mexicanos:
6.38%
,
01/23/45 .................. USD 174 $ 157,785
5.63%
,
01/23/46 .................. 51 43,621
6.35%
,
02/12/48 .................. 433 389,024
7.69%
,
01/23/50 .................. 126 127,040
6.95%
,
01/28/60 .................. 696 653,300
1,370,770
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(b)
:
2.25%
,
11/24/30 .................. 435 440,981
3.50%
,
11/24/70 .................. 290 291,450
732,431
Total Foreign Agency Obligations — 0.5%
(Cost: $2,983,842) ............................... 3,329,947
Foreign Government Obligations — 7.1%
Bahrain — 0.1%
Kingdom of Bahrain:
7.38%
,
05/14/30 .................. 200 237,188
7.50%
,
09/20/47 .................. 200 234,062
471,250
Brazil — 0.1%
Federative Republic of Brazil, 3.88%
,
06/12/30 649 684,167
China — 3.8%
People's Republic of China:
1.99%
,
04/09/25 .................. CNY 79,760 11,780,930
2.41%
,
06/19/25 .................. 15,600 2,348,629
2.85%
,
06/04/27 .................. 11,100 1,673,930
3.29%
,
05/23/29 .................. 2,800 433,007
2.68%
,
05/21/30 .................. 76,880 11,328,711
27,565,207
Colombia — 0.3%
Republic of Colombia:
6.25%
,
11/26/25 .................. COP 440,100 141,048
3.88%
,
04/25/27 .................. USD 528 586,872
4.50%
,
03/15/29 .................. 570 658,350
3.13%
,
04/15/31 .................. 444 471,306
5.20%
,
05/15/49 .................. 250 316,016
2,173,592
Dominican Republic — 0.1%
Dominican Republic Government Bond:
4.50%
,
01/30/30 .................. 393 425,300
4.88%
,
09/23/32
(b)
................. 197 217,131
642,431
Egypt — 0.1%
Arab Republic of Egypt:
5.63%
,
04/16/30 .................. EUR 117 149,142
6.38%
,
04/11/31
(b)
................. 332 435,373
8.88%
,
05/29/50
(b)
................. USD 205 240,298
824,813
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 414 471,491
Indonesia — 0.5%
Republic of Indonesia:
4.10%
,
04/24/28 .................. 670 778,038
Security
Par (000)
Par (000) Value
Indonesia (continued)
2.85%
,
02/14/30 .................. USD 503 $ 542,297
3.85%
,
10/15/30 .................. 253 293,717
6.50%
,
02/15/31 .................. IDR 6,922,000 512,129
6.63%
,
05/15/33 .................. 1,064,000 76,487
7.50%
,
06/15/35 .................. 8,321,000 651,929
8.38%
,
04/15/39 .................. 3,938,000 327,933
7.38%
,
05/15/48 .................. 5,016,000 372,184
3,554,714
Mexico — 0.6%
United Mexican States:
2.66%
,
05/24/31 .................. USD 2,657 2,732,724
7.75%
,
11/23/34 .................. MXN 48 283,228
10.00%
,
11/20/36 ................. 43 301,453
8.50%
,
11/18/38 .................. 62 386,701
4.50%
,
01/31/50 .................. USD 530 619,769
4,323,875
Panama — 0.2%
Republic of Panama:
3.88%
,
03/17/28 .................. 1,026 1,177,656
2.25%
,
09/29/32 .................. 207 213,003
1,390,659
Peru — 0.1%
Peru Government Bond:
2.78%
,
12/01/60 .................. 73 73,475
3.23%
,
07/28/21 .................. 64 63,968
Republic of Peru:
4.13%
,
08/25/27 .................. 648 759,982
2.78%
,
01/23/31 .................. 170 185,857
1,083,282
Philippines — 0.2%
Republic of Philippines, 3.00%
,
02/01/28 .... 1,210 1,337,316
Qatar — 0.1%
State of Qatar, 3.75%
,
04/16/30 .......... 630 739,659
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
175 187,305
Russia — 0.4%
Russian Federation:
7.75%
,
09/16/26 .................. RUB 50,314 754,918
8.15%
,
02/03/27 .................. 20,185 309,227
6.00%
,
10/06/27 .................. 11,275 155,057
4.38%
,
03/21/29 .................. USD 400 466,800
6.90%
,
05/23/29 .................. RUB 23,324 338,481
8.50%
,
09/17/31 .................. 55,989 906,697
2,931,180
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.25%
,
10/22/30 ... USD 438 482,347
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
7.55%
,
03/28/30 .................. 200 113,500
Ukraine — 0.2%
Ukraine Government Bond:
9.75%
,
11/01/28 .................. 391 480,930
7.38%
,
09/25/32 .................. 400 439,500
7.25%
,
03/15/33 .................. 200 218,000
1,138,430

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%
,
10/27/27 .................. USD 524 $ 619,423
4.38%
,
01/23/31 .................. 96 117,137
5.10%
,
06/18/50 .................. 120 167,925
904,485
Total Foreign Government Obligations — 7.1%
(Cost: $48,755,096) ............................... 51,019,703
Shares
Shares
Investment Companies — 9.4%
BlackRock Allocation Target Shares- BATS
Series A
*
....................... 6,800,561 67,937,601
Total Investment Companies — 9.4%
(Cost: $67,736,000) ............................... 67,937,601
Par (000)
Par (000)
Municipal Bonds — 0.6%
California - 0.4%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 215 395,136
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 110 181,613
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 375 564,386
State of California:
Series 2018, GO, 4.60%, 04/01/38 ...... 815 978,138
Series 2009, GO, 7.55%, 04/01/39 ...... 55 96,866
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 20 28,644
2,244,783
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 40 59,796
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 580 619,521
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 40 43,404
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 125 209,664
New York - 0.1%
Metropolitan Transportation Authority, Series
2010A, RB, 6.67%, 11/15/39 .......... 55 70,725
New York City Water & Sewer System:
Series 2010EE, RB, 6.01%, 06/15/42 .... 25 39,770
Series 2011CC, RB, 5.88%, 06/15/44 .... 40 64,310
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 60 84,241
Port Authority of New York & New Jersey:
Series 2010-165, RB, 5.65%, 11/01/40 ... 95 136,296
Series 2014-181, RB, 4.96%, 08/01/46 ... 195 264,607
659,949
Security
Par (000)
Par (000) Value
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... USD 100 $ 185,723
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 160 237,362
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 160 240,744
478,106
Total Municipal Bonds — 0.6%
(Cost: $3,927,089) ............................... 4,500,946
Non-Agency Mortgage-Backed Securities — 2.3%
Collateralized Mortgage Obligations — 0.7%
Alternative Loan Trust:
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.50%, 06/25/35
(a)
... 125 99,425
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.75%, 01/25/36
(a)
... 63 58,604
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.61%,
02/25/36
(a)
.................... 21 19,497
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 56 40,870
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 9 7,063
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.34%,
11/25/46
(a)
.................... 75 62,842
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.34%), 0.49%, 10/25/46
(a)
.. 143 105,180
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 07/25/46
(a)
... 11 9,702
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.23%), 0.38%, 11/25/36
(a)
.. 55 51,407
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 0.65%, 07/25/46
(a)
.. 80 72,123
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 11 7,215
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 04/25/47
(a)
... 20 18,418
American Home Mortgage Assets Trust
(a)
:
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.55%,
10/25/46 ..................... 57 46,814
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 0.36%, 10/25/46 .... 67 44,503
Series 2006-5, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.92%), 1.53%, 11/25/46 ..... 118 50,136
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 1.31%, 02/25/47 ..... 61 34,684
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 4.08%, 07/31/57 258 91,490
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 3.00%, 09/27/46 .... 149 148,336
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.75%, 04/27/47 .... 24 23,593
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 78 75,067

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 0.43%, 08/25/36 .... USD 39 $ 38,145
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.32%, 03/25/37 .... 108 98,472
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 13 12,086
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.35%, 09/25/47 .... 48 45,936
Series 2007-AR4, Class 2A1, (LIBOR USD 1
Month + 0.21%), 0.36%, 06/25/37 .... 16 15,046
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 781 510,854
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.57%,
04/25/46
(a)
.................... 144 60,359
Series 2006-OA5, Class 3A1, (LIBOR USD 1
Month + 0.40%), 0.55%, 04/25/46
(a)
... 21 19,275
Series 2007-15, Class 2A2, 6.50%, 09/25/37 203 122,204
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37 54 48,618
Series 2008-2, Class 1A1, 6.50%, 06/25/38 80 71,020
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 147,751
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.50%,
11/25/35
(a)
...................... 44 8,068
CSMC Trust
(a)(b)
:
Series 2009-5R, Class 4A4, 2.97%,
06/25/36 ..................... —
(i)
2
Series 2014-11R, Class 16A1, 3.21%,
09/27/47 ..................... 22 22,884
Series 2019-JR1, Class A1, 4.10%, 09/27/66 1,045 1,050,823
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.32%, 08/25/47
(a)
.... 128 139,962
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (LIBOR USD 1
Month + 0.00%), 6.36%, 07/25/36
(a)
..... 10 9,964
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.61%, 03/25/36
(a)
........... 23 22,249
GSMPS Mortgage Loan Trust
(a)(b)
:
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.50%, 01/25/35 .... 42 37,797
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.50%, 03/25/35 .... 50 45,517
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 0.50%, 01/25/36 ... 39 31,535
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 7 8,497
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.25%), 0.40%, 07/19/47
(a)
........... 142 124,422
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR19, Class 3A1, 3.18%,
09/25/37 ..................... 77 53,433
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 0.39%, 08/25/37 ... 125 114,597
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.30%,
12/25/37
(a)
...................... USD 25 $ 25,429
LSTAR Securities Investment Trust, Series
2019-1, Class A1, (LIBOR USD 1 Month +
1.70%), 1.85%, 03/01/24
(a)(b)
.......... 92 92,242
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 0.55%, 08/25/37
(a)(b)
......... 23 11,683
MCM Trust
(b)
:
Series 2018-NPL2, Class A, 4.00%,
10/25/28
(c)(d)
................... 40 40,441
Series 2018-NPL2, Class B, 0.00%,
10/25/28 ..................... 473 250,180
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.21%), 0.36%, 04/25/37
(a)
.... 176 165,693
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.49%, 04/16/36
(a)(b)
......... 351 313,776
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 73 78,265
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.57%, 06/25/37
(a)
14 11,519
RALI Trust, Series 2007-QH9, Class A1, 1.81%,
11/25/37
(a)
...................... 31 27,891
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.55%, 09/25/35
(a)(b)
.......... 5 4,119
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 1.53%, 05/25/57
(a)
.... 19 9,027
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.50%,
04/25/36
(a)
...................... 56 43,818
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 06/25/36 .... 70 64,241
Series 2006-AR5, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.57%, 05/25/46 .... 51 44,432
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 71 71,478
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(d)
.................... 36 33,600
5,214,319
Commercial Mortgage-Backed Securities — 1.4%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... 200 191,129
280 Park Avenue Mortgage Trust
(a)(b)
:
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 1.70%, 09/15/34 .... 100 97,743
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 2.28%, 09/15/34 .... 150 144,734
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.01%, 12/13/29
(a)(b)
.............. 100 99,729
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.26%, 04/15/35
(a)(b)
................ 19 17,360
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2015-200P, Class F, 3.60%, 04/14/33 300 309,112
Series 2016-ISQ, Class E, 3.61%, 08/14/34 200 190,644
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.66%, 11/15/32 .... 100 85,902

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.16%, 11/15/32 .... USD 100 $ 82,264
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.86%, 09/15/34 .... 650 615,237
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.30%), 0.45%, 01/25/36 .... 39 36,816
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.45%), 0.60%, 01/25/36 .... 29 27,174
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.69%, 04/25/36 .... 10 9,012
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.40%, 10/25/36 .... 16 15,165
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.45%, 10/25/36 .... 13 12,663
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 0.42%, 07/25/37 .... 27 25,350
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.60%, 09/25/37 .... 137 127,572
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.88%, 03/15/37
(a)(b)
................ 35 34,386
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 96 101,193
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.43%,
01/12/45
(a)
...................... 28 28,360
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 3.90%, 03/15/62
(a)(b)
....... 148 156,359
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.41%, 07/15/35
(a)(b)
140 136,139
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 150 162,467
Series 2013-1515, Class C, 3.45%, 03/10/33 105 110,852
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.16%, 11/15/35
(a)(b)
.......... 371 369,611
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 60 63,595
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 110 111,922
Series 2017-GM, Class D, 3.42%, 06/13/39 200 212,835
Series 2017-GM, Class E, 3.42%, 06/13/39 50 51,261
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.91%, 12/15/37
(a)(b)
.......... 100 100,004
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 11 11,046
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 30 34,168
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 11,218
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
..................... 126 128,271
CGDBB Commercial Mortgage Trust
(a)(b)
:
Series 2017-BIOC, Class D, (LIBOR USD 1
Month + 1.60%), 1.76%, 07/15/32 .... 100 100,735
Series 2017-BIOC, Class E, (LIBOR USD 1
Month + 2.15%), 2.31%, 07/15/32 .... 247 246,055
Citigroup Commercial Mortgage Trust
(a)
:
Series 2016-GC37, Class C, 4.93%,
04/10/49 ..................... 20 19,954
Series 2016-P3, Class C, 4.89%, 04/15/49 . 10 10,007
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2014-CR14, Class A4, 4.24%,
02/10/47
(a)
.................... USD 30 $ 32,958
Series 2014-CR19, Class A5, 3.80%,
08/10/47 ..................... 50 55,179
Series 2014-LC15, Class A4, 4.01%,
04/10/47 ..................... 50 54,543
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ..................... 100 112,434
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 150 149,518
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 100 97,808
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 50 55,029
CSMC Trust
(b)
:
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.11%, 12/15/30
(a)
... 60 58,894
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 104,708
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.19%, 04/10/37
(a)(b)
.......... 100 76,897
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 140 151,226
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 210 214,256
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(a)
.................... 80 79,793
Eleven Madison Mortgage Trust, Series 2015-
11MD, Class A, 3.55%, 09/10/35
(a)(b)
..... 100 109,961
Exantas Capital Corp. Ltd., Series 2019-RSO7,
Class AS, (LIBOR USD 1 Month + 1.50%),
1.65%, 04/15/36
(a)(b)
................ 160 157,761
GPMT Ltd., Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.90%), 1.05%, 11/21/35
(a)(b)
13 13,059
GRACE Mortgage Trust, Series 2014-GRCE,
Class F, 3.59%, 06/10/28
(a)(b)
.......... 330 329,736
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 115,319
GS Mortgage Securities Corp. Trust
(b)
:
Series 2017-500K, Class D, (LIBOR USD 1
Month + 1.30%), 1.46%, 07/15/32
(a)
... 10 9,956
Series 2017-500K, Class E, (LIBOR USD 1
Month + 1.50%), 1.66%, 07/15/32
(a)
... 20 19,899
Series 2017-500K, Class F, (LIBOR USD 1
Month + 1.80%), 1.96%, 07/15/32
(a)
... 110 109,313
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 100 99,268
GS Mortgage Securities Trust, Series 2017-
GS7, Class D, 3.00%, 08/10/50
(b)
....... 20 17,201
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 110 104,827
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 100 107,444
Series 2017-APTS, Class EFX, 3.50%,
06/15/34
(a)
.................... 100 94,476
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47 50 54,858
Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
................... 100 95,940
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.62%,
03/15/50
(a)(b)
................... 100 93,078
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 10,957

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.45%, 06/15/45
(a)(b)
. USD 92 $ 92,237
Series 2014-C20, Class A5, 3.80%, 07/15/47 70 76,479
Series 2015-JP1, Class D, 4.22%,
01/15/49
(a)
.................... 50 44,647
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.40%,
03/25/37
(a)(b)
..................... 24 23,377
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.19%, 04/20/48
(a)(b)
... 66 66,426
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47 140 152,309
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 15 14,098
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 61 61,080
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 100 86,747
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.76%, 11/15/34
(a)(b)
.. 211 211,025
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
140 109,520
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class MCR1, (LIBOR USD
1 Month + 2.35%), 2.49%, 06/15/35
(a)(b)
... 85 81,371
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 190 166,695
PFP Ltd.
(a)(b)
:
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.12%, 04/14/36 .... 39 38,820
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.57%, 04/14/36 .... 40 39,337
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 100 97,200
USDC, Series 2018, Class E, 4.49%, 05/13/38
(a)
(b)
............................ 50 41,804
Velocity Commercial Capital Loan Trust
(a)
:
Series 2016-2, Class M4, 7.23%, 10/25/46 . 100 101,545
Series 2017-2, Class M3, (LIBOR USD 3
Month + 0.00%), 4.24%, 11/25/47
(b)
... 128 127,121
Series 2017-2, Class M4, 5.00%, 11/25/47
(b)
64 63,276
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A4, 3.70%, 11/15/48 50 56,270
Series 2015-NXS2, Class A5, 3.77%,
07/15/58
(a)
.................... 110 122,953
Series 2015-NXS4, Class A4, 3.72%,
12/15/48 ..................... 20 22,536
Series 2015-P2, Class A4, 3.81%, 12/15/48 70 79,524
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 83 70,838
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 60 46,238
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 1.00%, 12/13/31
(a)(b)
.. 151 147,636
Series 2018-C44, Class A5, 4.21%, 05/15/51 770 907,268
WFRBS Commercial Mortgage Trust, Series
2014-C21, Class A5, 3.68%, 08/15/47 .... 60 65,630
10,288,347
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 138 34,455
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
...................... USD 15,000 $ 388,500
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ....................... 1,000 35,544
BBCMS Trust, Series 2015-SRCH, Class XA,
0.95%, 08/10/35
(b)
................. 1,021 49,462
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 3,475 75,759
Benchmark Mortgage Trust:
Series 2018-B8, Class XA, 0.66%, 01/15/52 4,981 211,031
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.04%, 03/15/52 .... 1,044 74,971
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.72%, 05/10/58 .... 170 6,101
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 1,916 7,357
Series 2015-CR25, Class XA, 0.83%,
08/10/48 ..................... 194 6,244
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.13%, 11/15/50 ... 1,430 20,983
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.83%,
09/15/47 ..................... 1,135 28,863
Series 2014-C23, Class XA, 0.63%,
09/15/47 ..................... 1,177 22,546
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 65,875
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 32,228
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
:
Series 2014-C19, Class XF, 1.21%, 12/15/47 130 5,403
Series 2015-C26, Class XD, 1.34%,
10/15/48 ..................... 120 7,054
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.61%,
03/15/49
(b)
.................... 1,000 74,410
Series 2017-H1, Class XD, 2.20%,
06/15/50
(b)
.................... 110 12,508
Series 2019-L2, Class XA, 1.03%, 03/15/52 384 26,927
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 1,880 3,158
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 376 4
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
...................... 1,000 59,030
1,213,958
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(h)
.... 115 15,360
Total Non-Agency Mortgage-Backed Securities — 2.3%
(Cost: $16,647,928) ............................... 16,766,439

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(j)
Capital Markets — 0.0%
(c)(f)(g)
Lehman Brothers Holdings Capital Trust VII .. USD 185 $ —
Lehman Brothers Holdings, Inc. .......... 1,025 —
Total Other Interests — 0.0% .......................... —
Par (000)
Pa r (000)
Capital Trusts — 0.3%
Capital Markets — 0.2%
(a)(e)
Bank of New York Mellon Corp. (The), Series F,
(LIBOR USD 3 Month + 3.13%), 4.62% ... 310 328,600
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.81% ....................... 205 203,975
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 680 717,264
1,249,839
Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%
(b)(e)
.... 620 632,400
Total Capital Trusts — 0.3%
(Cost: $1,828,641) ............................... 1,882,239
U.S. Government Sponsored Agency Securities — 42.7%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2017-DNA3, Class B1, (LIBOR
USD 1 Month + 4.45%), 4.60%, 03/25/30
(a)
250 256,856
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KL4F, Class
A2AS, 3.68%, 10/25/25
(a)
............ 71 77,454
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2018-K732, Class B,
4.06%, 05/25/25
(b)
............... 80 88,482
Series 2018-SB52, Class A10F,
3.47%, 06/25/28 ................ 70 74,459
Series 2018-SB53, Class A10F,
3.65%, 06/25/28 ................ 43 46,998
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38 30 31,262
Series 2016-158, Class VA, 2.00%, 03/16/35 81 82,133
400,788
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.77%, 09/16/51 ....... 376 11,301
Series 2013-191, 0.71%, 11/16/53 ...... 92 2,085
Series 2015-48, 0.60%, 02/16/50 ....... 154 5,035
Series 2015-173, 0.76%, 09/16/55 ...... 173 7,033
Series 2016-26, 0.88%, 02/16/58 ....... 481 23,843
Series 2016-110, 0.94%, 05/16/58 ...... 136 7,791
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 210 14,997
Series 2016-125, 0.94%, 12/16/57 ...... 201 11,478
Series 2016-128, 0.86%, 09/16/56 ...... 115 6,352
Series 2016-152, 0.83%, 08/15/58 ...... 415 23,566
113,481
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 42.6%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... USD 462 $ 490,738
3.00%, 09/01/27 - 12/01/46 ........... 1,331 1,440,852
3.50%, 09/01/30 - 01/01/48 ........... 2,988 3,272,178
4.00%, 08/01/40 - 12/01/45 ........... 242 267,213
4.50%, 02/01/39 - 04/01/49 ........... 4,725 5,245,794
5.00%, 10/01/41 - 11/01/41 ........... 118 136,436
5.50%, 02/01/35 - 06/01/41 ........... 150 175,907
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 16 17,396
6.00%, 07/01/39 .................. 121 139,765
Government National Mortgage Association:
2.00%, 01/15/51 - 02/15/51
(k)
.......... 3,323 3,472,561
2.50%, 01/15/51
(k)
................. 7,581 8,025,199
3.00%, 02/15/45 - 09/20/50 ........... 5,719 6,090,903
3.00%, 07/20/50
(l)
................. 7,446 7,813,929
3.00%, 01/15/51 - 02/15/51
(k)
.......... 1,322 1,382,607
3.50%, 01/15/42 - 11/20/46 ........... 9,176 9,926,113
3.50%, 01/15/51
(k)
................. 2,346 2,486,818
4.00%, 04/20/39 - 12/20/47 ........... 2,156 2,338,183
4.00%, 01/15/51
(k)
................. 3,975 4,238,033
4.50%, 12/20/39 - 05/20/50 ........... 2,104 2,292,724
4.50%, 01/15/51
(k)
................. 29 31,053
5.00%, 12/15/38 - 07/20/44 ........... 123 140,535
5.00%, 01/15/51
(k)
................. 1,436 1,567,652
Uniform Mortgage-Backed Securities:
1.50%, 01/25/51
(k)
................. 1,233 1,245,763
2.00%, 10/01/31 - 03/01/32 ........... 439 461,250
2.00%, 01/25/36 - 02/25/51
(k)
.......... 37,004 38,456,244
2.50%, 09/01/27 - 12/01/50 ........... 16,123 17,147,249
2.50%, 01/25/51 - 02/25/51
(k)
.......... 63,611 66,994,857
3.00%, 04/01/28 - 09/01/50 ........... 29,373 31,497,115
3.00%, 01/25/36
(k)
................. 2,237 2,347,606
3.50%, 03/01/29 - 08/01/50 ........... 11,642 12,736,207
3.50%, 01/25/36 - 02/25/51
(k)
.......... 13,663 14,454,189
4.00%, 08/01/31 - 09/01/50 ........... 7,762 8,556,091
4.00%, 01/25/51 - 02/25/51
(k)
.......... 24,645 26,334,168
4.50%, 02/01/25 - 09/01/49 ........... 20,204 22,396,026
4.50%, 01/25/51
(k)
................. 483 523,451
5.00%, 02/01/35 - 06/01/45 ........... 816 942,982
5.00%, 01/25/51
(k)
................. 1,077 1,191,894
5.50%, 02/01/35 - 03/01/40 ........... 439 511,769
6.00%, 04/01/35 - 06/01/41 ........... 246 290,406
6.50%, 05/01/40 .................. 101 121,592
307,201,448
Total U.S. Government Sponsored Agency Securities — 42.7%
(Cost: $304,116,954) .............................. 307,972,573
U.S. Treasury Obligations — 11.6%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 529 792,840
4.50%, 08/15/39 .................. 146 223,380
4.38%, 11/15/39 .................. 146 220,791
4.63%, 02/15/40 .................. 432 673,464
1.13%, 05/15/40 - 08/15/40 ........... 656 621,923
3.88%, 08/15/40 .................. 432 619,144
1.38%, 11/15/40 - 08/15/50 ........... 468 455,429
3.13%, 02/15/43 .................. 528 692,526
2.88%, 05/15/43 - 05/15/49 ........... 1,138 1,448,270
3.63%, 08/15/43 .................. 528 745,676
3.75%, 11/15/43 .................. 528 759,990
2.50%, 02/15/45 .................. 2,222 2,649,822
2.75%, 11/15/47 .................. 2,222 2,788,436
3.00%, 02/15/48 .................. 2,645 3,472,182

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.25%, 08/15/49 .................. USD 1,937 $ 2,216,730
2.38%, 11/15/49 .................. 2,431 2,855,760
2.00%, 02/15/50 .................. 73 79,285
1.25%, 05/15/50 .................. 33 29,937
1.63%, 11/15/50 .................. 463 461,264
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 .................. 4,555 5,426,700
U.S. Treasury Notes:
1.13%, 07/31/21 .................. 2,304 2,317,500
1.75%, 07/31/21 - 11/15/29 ........... 14,599 15,217,758
1.50%, 01/31/22 - 02/15/30 ........... 9,818 10,245,816
2.13%, 12/31/22 - 05/15/25 ........... 3,182 3,382,391
0.50%, 03/15/23 - 05/31/27 ........... 5,381 5,401,113
0.25%, 04/15/23 .................. 3,353 3,361,251
2.75%, 05/31/23 .................. 1,029 1,093,473
2.00%, 02/15/25 .................. 1,283 1,373,662
0.38%, 04/30/25 .................. 5,525 5,545,071
1.63%, 11/30/26 - 08/15/29 ........... 1,958 2,092,707
2.38%, 05/15/27 - 05/15/29 ........... 1,618 1,808,123
2.25%, 08/15/27 .................. 3,057 3,389,688
2.88%, 08/15/28 .................. 309 358,935
3.13%, 11/15/28 .................. 309 365,851
2.63%, 02/15/29 .................. 228 261,737
Total U.S. Treasury Obligations — 11.6%
(Cost: $81,427,595) ............................... 83,448,625
Total Long-Term Investments — 115.2%
(Cost: $807,468,722) .............................. 830,204,287
Short-Term Securities — 7.3%
Foreign Government Obligations — 2.0%
Japan — 2.0%
Japan Treasury Bill, (0.09)%
,
03/15/21
(m)
.... JPY 1,500,000 14,530,067
Total Foreign Government Obligations — 2.0%
(Cost: $14,419,485) ............................... 14,530,067
Security
Shares
Shares Value
Money Market Funds — 5.3%
(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
.................... 38,187,472 $ 38,187,472
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 21,532 21,532
Total Money Market Funds — 5.3%
(Cost: $38,209,004) ............................... 38,209,004
Total Short-Term Securities — 7.3%
(Cost: $52,628,489) ............................... 52,739,071
Total Options Purchased — 0.1%
(Cost: $1,257,435) ............................... 1,476,753
Total Investments Before Options Written and TBA Sale
Commitments — 122.6%
(Cost: $861,354,646 ) .............................. 884,420,111
Total Options Written — (0.0)%
(Premium Received — $342,558) ..................... (344,210)
Par (000)
Pa r (000)
TBA Sale Commitments — (24.9)%
(k)
Mortgage-Backed Securities — (24.9)%
Government National Mortgage Association:
2.00% ,  01/15/51 .................. USD 1,100 (1,150,316)
3.00% ,  01/15/51 .................. 886 (925,970)
3.50% ,  01/15/51 .................. 105 (111,284)
4.00% ,  01/15/51 .................. 518 (551,744)
4.50% ,  01/15/51 .................. 15 (16,062)
Uniform Mortgage-Backed Securities:
2.50% ,  01/25/36 - 03/25/51 ........... 104,847 (110,329,410)
3.00% ,  01/25/36 - 01/25/51 ........... 26,606 (27,876,385)
3.50% ,  01/25/36 - 01/25/51 ........... 3,937 (4,161,656)
4.00% ,  01/25/36 - 01/25/51 ........... 9,717 (10,374,651)
1.50% ,  01/25/51 - 02/25/51 ........... 5,852 (5,911,540)
2.00% ,  01/25/51 .................. 11,565 (12,013,076)
4.50% ,  01/25/51 .................. 5,997 (6,499,249)
Total TBA Sale Commitments — (24.9)%
(Proceeds: $179,051,473) .......................... (179,921,343)
Total Investments Net of Options Written and TBA Sale
Commitments — 97.7%
(Cost: $681,960,615 ) .............................. 704,154,558
Other Assets Less Liabilities — 2.3% .................... 16,618,293
Net Assets — 100.0% ............................... $ 720,772,851
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Perpetual security with no stated maturity date.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Zero-coupon bond.
(i)
Amount is less than 500.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Represents or includes a TBA transaction.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
Rates are discount rates or a range of discount rates as of period end.
(n)
Annualized 7-day yield as of period end.

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
30
Schedule of Investments
(continued)
December 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 4,269,478 $ 33,917,994 $ — $ — $ — $ 38,187,472 38,187,472 $ 116,873 $ —
BlackRock Allocation Target
Shares- BATS Series A .... 27,401,851 40,236,000 — — 299,750 67,937,601 6,800,561 1,548,636 11,860
$ — $ 299,750 $ 106,125,073 $ 1,665,509 $ 11,860
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund Futures Put Options, Strike Price EUR 175.00 .............................. 117 02/19/21 $ 37 $ (24,639)
U.S. Treasury Long Bond .................................................... 76 03/22/21 13,162 (35,151)
U.S. Treasury Ultra Bond .................................................... 160 03/22/21 34,170 (154,157)
U.S. Treasury 2 Year Note .................................................... 223 03/31/21 49,278 39,026
U.S. Treasury 5 Year Note .................................................... 491 03/31/21 61,947 155,007
(19,914)
Short Contracts
Euro-Bund .............................................................. 110 03/08/21 23,872 2,336
Euro- Buxl ............................................................... 19 03/08/21 5,228 (48,785)
U.S. Treasury 10 Year Note ................................................... 125 03/22/21 17,260 (33,358)
U.S. Treasury 10 Year Ultra Note ............................................... 17 03/22/21 2,658 3,838
(75,969)
$ (95,883)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 742,999 USD 141,000 BNP Paribas SA 01/05/21 $ 2,044
GBP 1,543,582 USD 2,110,000 Bank of America NA 01/05/21 849
MXN 14,349,100 USD 710,000 Citibank NA 01/05/21 11,078
MXN 28,315,280 USD 1,400,000 HSBC Bank plc 01/05/21 22,914
USD 783,000 BRL 3,988,993 BNP Paribas SA 01/05/21 15,030
USD 141,000 BRL 725,304 Citibank NA 01/05/21 1,363
USD 2,110,000 ZAR 30,993,263 BNP Paribas SA 01/05/21 897
ZAR 10,634,380 USD 710,000 BNP Paribas SA 01/05/21 13,673
ZAR 21,763,770 USD 1,400,000 Deutsche Bank AG 01/05/21 81,032
IDR 19,891,200,000 USD 1,400,000 Bank of America NA 01/06/21 17,626
IDR 10,073,480,000 USD 710,000 JPMorgan Chase Bank NA 01/06/21 7,927
INR 103,950,000 USD 1,400,000 Bank of America NA 01/06/21 22,600
INR 52,330,550 USD 710,000 JPMorgan Chase Bank NA 01/06/21 6,166
KRW 114,890,702 USD 105,192 Bank of America NA 01/07/21 526
KRW 503,050,824 USD 460,808 Citibank NA 01/07/21 2,080
RUB 107,522,660 USD 1,400,000 Citibank NA 01/12/21 52,837
AUD 794,000 USD 583,828 Barclays Bank plc 01/13/21 28,376
AUD 392,000 USD 288,664 JPMorgan Chase Bank NA 01/13/21 13,584
CLP 129,762,500 USD 175,000 Citibank NA 01/13/21 7,610
COP 887,135,200 USD 244,000 Citibank NA 01/13/21 15,739
INR 26,026,455 USD 350,000 Deutsche Bank AG 01/13/21 6,062
JPY 12,892,266 USD 124,000 Bank of America NA 01/13/21 872
JPY 57,927,960 USD 558,000 Morgan Stanley & Co. International plc 01/13/21 3,080
KRW 234,108,000 USD 210,000 Barclays Bank plc 01/13/21 5,186
MXN 15,467,123 USD 771,000 Bank of America NA 01/13/21 5,503
MXN 10,001,072 USD 500,000 Citibank NA 01/13/21 2,088
MXN 2,914,735 USD 143,000 Morgan Stanley & Co. International plc 01/13/21 3,330
NOK 1,537,038 USD 174,000 JPMorgan Chase Bank NA 01/13/21 5,265
NOK 1,239,185 USD 141,000 UBS AG 01/13/21 3,526
RUB 26,425,392 USD 354,000 BNP Paribas SA 01/13/21 3,004
RUB 5,243,255 USD 69,000 Citibank NA 01/13/21 1,836
USD 70,000 MXN 1,393,392 Bank of America NA 01/13/21 46
USD 356,000 RUB 26,146,420 Bank of America NA 01/13/21 2,764
ZAR 2,669,377 USD 178,000 HSBC Bank plc 01/13/21 3,399
CNY 4,658,260 USD 712,000 JPMorgan Chase Bank NA 01/19/21 3,664
USD 712,000 TWD 19,839,532 JPMorgan Chase Bank NA 01/19/21 4,536
KZT 21,545,601 USD 49,090 Citibank NA 01/20/21 1,995

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
32
Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 42,177,845 USD 2,110,000 Citibank NA 02/02/21 $ 2,639
USD 356,000 BRL 1,838,384 Citibank NA 02/02/21 2,192
USD 2,110,000 EUR 1,723,328 Bank of America NA 02/02/21 3,227
USD 2,110,000 JPY 217,773,522 Bank of America NA 02/02/21 168
USD 2,110,000 SEK 17,322,849 Bank of America NA 02/02/21 3,795
COP 1,115,920,000 USD 290,000 Citibank NA 02/17/21 36,568
KRW 616,424,940 USD 566,000 Barclays Bank plc 02/17/21 580
COP 1,079,327,140 USD 310,790 JPMorgan Chase Bank NA 02/24/21 4,978
IDR 558,494,339 USD 39,314 BNP Paribas SA 02/24/21 686
IDR 2,104,047,110 USD 147,572 Deutsche Bank AG 02/24/21 3,125
IDR 273,423,700 USD 19,232 UBS AG 02/24/21 351
RUB 24,326,580 USD 317,000 BNP Paribas SA 02/24/21 9,832
MXN 25,363,000 USD 1,256,602 Citibank NA 02/26/21 10,465
EUR 440,000 USD 534,288 Bank of America NA 03/17/21 4,109
EUR 1,460,000 USD 1,780,327 Barclays Bank plc 03/17/21 6,171
EUR 4,670,000 USD 5,683,079 BNP Paribas SA 03/17/21 31,268
EUR 880,000 USD 1,075,632 Goldman Sachs International 03/17/21 1,162
EUR 2,190,000 USD 2,664,830 HSBC Bank plc 03/17/21 14,918
EUR 380,557 USD 462,000 JPMorgan Chase Bank NA 03/17/21 3,661
EUR 719,443 USD 871,231 Morgan Stanley & Co. International plc 03/17/21 9,100
GBP 1,713,541 EUR 1,887,639 BNP Paribas SA 03/17/21 34,545
GBP 1,902,421 EUR 2,088,601 Deutsche Bank AG 03/17/21 47,050
GBP 652,817 EUR 720,000 Goldman Sachs International 03/17/21 12,113
GBP 1,559,369 EUR 1,723,759 UBS AG 03/17/21 24,150
GBP 1,550,000 USD 2,073,127 Barclays Bank plc 03/17/21 47,446
GBP 1,575,000 USD 2,110,026 Deutsche Bank AG 03/17/21 44,750
GBP 590,000 USD 796,441 Goldman Sachs International 03/17/21 10,745
GBP 1,045,000 USD 1,388,518 HSBC Bank plc 03/17/21 41,159
GBP 610,000 USD 811,176 UBS AG 03/17/21 23,372
USD 1,792,573 EUR 1,460,000 Barclays Bank plc 03/17/21 6,075
USD 3,768,723 EUR 3,070,000 BNP Paribas SA 03/17/21 12,182
USD 896,075 EUR 730,000 Deutsche Bank AG 03/17/21 2,826
USD 1,790,825 EUR 1,460,000 Morgan Stanley & Co. International plc 03/17/21 4,327
839,842
BRL 894,717 USD 178,000 BNP Paribas SA 01/05/21 (5,747)
BRL 3,591,180 USD 710,000 Citibank NA 01/05/21 (18,617)
EUR 1,724,490 USD 2,110,000 Bank of America NA 01/05/21 (3,277)
JPY 217,846,950 USD 2,110,000 Bank of America NA 01/05/21 (204)
SEK 17,328,480 USD 2,110,000 Bank of America NA 01/05/21 (3,860)
USD 105,000 BRL 557,707 Deutsche Bank AG 01/05/21 (2,371)
USD 1,400,000 EUR 1,169,007 Bank of America NA 01/05/21 (28,117)
USD 710,000 EUR 584,779 JPMorgan Chase Bank NA 01/05/21 (4,395)
USD 2,110,000 GBP 1,578,858 Deutsche Bank AG 01/05/21 (49,088)
USD 710,000 JPY 73,751,818 Bank of America NA 01/05/21 (4,269)
USD 1,400,000 JPY 145,862,500 Citibank NA 01/05/21 (12,643)
USD 2,110,000 MXN 42,042,805 Citibank NA 01/05/21 (2,757)
USD 710,000 SEK 5,964,212 Bank of America NA 01/05/21 (14,903)
USD 1,400,000 SEK 11,958,719 JPMorgan Chase Bank NA 01/05/21 (53,488)
USD 1,410,000 CLP 1,057,474,000 Citibank NA 01/06/21 (78,323)
USD 700,000 CLP 536,956,000 JPMorgan Chase Bank NA 01/06/21 (55,729)
USD 3,738,388 EUR 3,135,500 Goldman Sachs International 01/06/21 (92,208)
USD 301,800 EUR 248,000 HSBC Bank plc 01/06/21 (1,178)
USD 3,755,062 EUR 3,135,500 UBS AG 01/06/21 (75,534)
USD 964,852 GBP 722,000 BNP Paribas SA 01/06/21 (22,494)
USD 566,000 KRW 616,396,640 Barclays Bank plc 01/07/21 (1,184)
RUB 52,461,900 USD 710,000 Bank of America NA 01/12/21 (1,139)
MXN 5,622,064 USD 284,000 Citibank NA 01/13/21 (1,754)
PLN 1,035,976 USD 284,000 Bank of America NA 01/13/21 (6,658)
PLN 791,270 USD 212,000 Citibank NA 01/13/21 (168)
PLN 29,646 USD 8,000 Goldman Sachs International 01/13/21 (64)
USD 176,578 AUD 240,000 Bank of America NA 01/13/21 (8,471)
USD 288,367 AUD 390,000 BNP Paribas SA 01/13/21 (12,337)

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 222,933 AUD 294,000 Morgan Stanley & Co. International plc 01/13/21 $ (3,752)
USD 348,000 CAD 452,142 Morgan Stanley & Co. International plc 01/13/21 (7,224)
USD 175,000 CLP 134,263,500 Deutsche Bank AG 01/13/21 (13,944)
USD 319,000 COP 1,101,291,000 Citibank NA 01/13/21 (3,440)
USD 284,000 COP 992,580,000 Deutsche Bank AG 01/13/21 (6,612)
USD 177,000 COP 613,305,000 HSBC Bank plc 01/13/21 (2,566)
USD 91,895 EUR 77,000 Deutsche Bank AG 01/13/21 (2,194)
USD 210,000 KRW 231,903,000 Bank of America NA 01/13/21 (3,160)
USD 210,000 KRW 234,150,000 JPMorgan Chase Bank NA 01/13/21 (5,226)
USD 448,500 MXN 8,994,620 Bank of America NA 01/13/21 (3,060)
USD 297,908 MXN 5,992,827 HSBC Bank plc 01/13/21 (2,953)
USD 179,000 MXN 3,579,194 Morgan Stanley & Co. International plc 01/13/21 (688)
USD 142,000 NOK 1,239,617 Bank of America NA 01/13/21 (2,577)
USD 424,000 PLN 1,588,196 BNP Paribas SA 01/13/21 (1,178)
USD 569,000 RUB 42,463,260 Bank of America NA 01/13/21 (4,674)
USD 140,000 RUB 10,630,999 BNP Paribas SA 01/13/21 (3,624)
USD 356,000 RUB 26,806,800 Citibank NA 01/13/21 (6,157)
USD 778,335 ZAR 11,882,667 Bank of America NA 01/13/21 (29,158)
USD 14,438,456 JPY 1,500,300,000 Barclays Bank plc 01/19/21 (94,245)
BRL 3,991,264 USD 783,000 BNP Paribas SA 02/02/21 (14,858)
RUB 156,604,200 USD 2,110,000 JPMorgan Chase Bank NA 02/02/21 (644)
USD 2,110,000 GBP 1,543,238 Bank of America NA 02/02/21 (858)
ZAR 31,114,587 USD 2,110,000 BNP Paribas SA 02/02/21 (1,183)
INR 154,530,070 USD 2,110,000 Citibank NA 02/03/21 (392)
USD 106,000 TRY 850,651 Barclays Bank plc 02/16/21 (6,704)
USD 290,000 COP 1,115,920,000 Morgan Stanley & Co. International plc 02/17/21 (36,568)
EUR 121,000 USD 148,580 Citibank NA 02/24/21 (590)
USD 4,356,479 CNY 28,761,040 Morgan Stanley & Co. International plc 02/24/21 (51,775)
USD 523,796 COP 1,906,826,925 Deutsche Bank AG 02/24/21 (34,064)
USD 269,473 EUR 221,238 Citibank NA 02/24/21 (1,114)
USD 437,373 EUR 366,148 JPMorgan Chase Bank NA 02/24/21 (10,448)
USD 1,062,466 IDR 15,130,574,000 JPMorgan Chase Bank NA 02/24/21 (21,216)
USD 2,806,533 RUB 214,472,109 Citibank NA 02/24/21 (74,938)
USD 1,813,933 MXN 36,777,485 Barclays Bank plc 02/26/21 (23,371)
USD 577,990 MXN 11,691,000 Deutsche Bank AG 02/26/21 (6,061)
PEN 760,444 USD 212,000 Citibank NA 03/09/21 (1,884)
EUR 1,450,000 GBP 1,310,198 Barclays Bank plc 03/17/21 (18,235)
EUR 2,560,000 GBP 2,302,551 Barclays Bank plc 03/17/21 (17,656)
EUR 2,129,443 GBP 1,930,763 Deutsche Bank AG 03/17/21 (35,849)
EUR 193,680 GBP 175,126 Goldman Sachs International 03/17/21 (2,601)
EUR 1,075,708 GBP 981,882 JPMorgan Chase Bank NA 03/17/21 (27,057)
EUR 111,169 GBP 101,323 UBS AG 03/17/21 (2,592)
USD 11,863,128 CNY 77,964,475 Standard Chartered Bank 03/17/21 (69,559)
USD 2,399,546 EUR 1,970,000 Barclays Bank plc 03/17/21 (11,003)
USD 6,041,116 EUR 4,970,000 Goldman Sachs International 03/17/21 (40,321)
USD 2,941,114 GBP 2,180,000 Barclays Bank plc 03/17/21 (41,369)
USD 2,419,437 GBP 1,800,000 HSBC Bank plc 03/17/21 (43,164)
USD 1,852,286 GBP 1,390,000 Morgan Stanley & Co. International plc 03/17/21 (49,389)
USD 1,059,267 IDR 15,130,574,209 JPMorgan Chase Bank NA 03/31/21 (21,132)
(1,424,004)
$ (584,162)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch BNP Paribas SA 06/28/21 USD 1.25 USD 1.25 EUR 460 $ 182,868

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
34
Schedule of Investments
(continued)
December 31, 2020
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 01/15/21 MXN 20.00 MXN 19.10 USD 280 $ 2,334
USD Currency ............... One-Touch Bank of America NA 02/04/21 KRW 1,071.00 KRW 1,048.00 USD 42 8,504
USD Currency ............... One-Touch Citibank NA 04/23/21 TRY 7.35 TRY 7.35 USD 70 19,807
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 PLN 4.25 PLN 4.25 EUR 130 6,312
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 HUF 340.00 HUF 340.00 EUR 140 10,502
47,459
$ 230,327
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 841 06/11/21 USD 99.25 USD 210,250 $ 173,456
90-day Eurodollar September 2021 Futures .......... 981 09/10/21 USD 99.38 USD 245,250 153,281
90-day Eurodollar September 2021 Futures .......... 1,091 09/10/21 USD 99.63 USD 272,750 68,188
$ 394,925
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 01/05/21 KRW 1,110.00 USD 566 $ 65
USD Currency ........................... BNP Paribas SA 01/07/21 ZAR 15.30 USD 496 517
GBP Currency ........................... Goldman Sachs International 01/08/21 USD 1.40 GBP 3,980 2,535
USD Currency ........................... JPMorgan Chase Bank NA 01/11/21 KRW 1,095.00 USD 638 2,596
USD Currency ........................... JPMorgan Chase Bank NA 01/11/21 KRW 1,180.00 USD 686 5
EUR Currency ........................... UBS AG 01/12/21 CHF 1.10 EUR 4,370 1,168
USD Currency ........................... Citibank NA 01/26/21 RUB 78.50 USD 354 1,710
EUR Currency ........................... Citibank NA 01/29/21 USD 1.22 EUR 5,920 78,553
EUR Currency ........................... Citibank NA 02/10/21 USD 1.23 EUR 5,900 58,136
USD Currency ........................... Citibank NA 02/12/21 RUB 81.00 USD 220 1,029
USD Currency ........................... Morgan Stanley & Co. International plc 02/12/21 MXN 22.35 USD 514 988
USD Currency ........................... JPMorgan Chase Bank NA 03/18/21 ZAR 14.75 USD 249 8,050
USD Currency ........................... Morgan Stanley & Co. International plc 03/18/21 CLP 730.00 USD 712 9,809
165,161
Put
EUR Currency ........................... Citibank NA 01/07/21 GBP 0.90 EUR 8,840 61,628
USD Currency ........................... JPMorgan Chase Bank NA 01/11/21 KRW 1,140.00 USD 686 30,624
USD Currency ........................... Citibank NA 01/15/21 TRY 7.60 USD 246 6,563
USD Currency ........................... Deutsche Bank AG 01/15/21 MXN 20.00 USD 140 2,050
USD Currency ........................... Goldman Sachs International 01/21/21 BRL 5.10 USD 712 8,548
USD Currency ........................... Morgan Stanley & Co. International plc 01/25/21 COP 3,630.00 USD 494 30,972
USD Currency ........................... Citibank NA 01/26/21 RUB 72.00 USD 353 1,411
USD Currency ........................... Deutsche Bank AG 01/26/21 RUB 75.50 USD 706 17,520
USD Currency ........................... UBS AG 01/26/21 RUB 72.00 USD 353 1,411
EUR Currency ........................... Bank of America NA 02/05/21 RUB 89.00 EUR 584 5,772
USD Currency ........................... Morgan Stanley & Co. International plc 02/05/21 BRL 4.95 USD 531 3,812
USD Currency ........................... BNP Paribas SA 02/08/21 IDR 14,100.00 USD 708 13,504
USD Currency ........................... Deutsche Bank AG 02/08/21 TRY 7.85 USD 283 15,309
USD Currency ........................... JPMorgan Chase Bank NA 02/09/21 IDR 14,000.00 USD 710 10,371
USD Currency ........................... Morgan Stanley & Co. International plc 02/11/21 BRL 5.25 USD 1,715 57,304
USD Currency ........................... Bank of America NA 02/12/21 NOK 8.65 USD 284 6,153
USD Currency ........................... Deutsche Bank AG 02/12/21 RUB 75.50 USD 1,031 29,045
USD Currency ........................... Goldman Sachs International 02/12/21 MXN 20.60 USD 1,715 70,538

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Morgan Stanley & Co. International plc 02/12/21 COP 3,760.00 USD 1,029 $ 102,909
EUR Currency ........................... Citibank NA 02/17/21 GBP 0.87 EUR 8,930 27,654
USD Currency ........................... Citibank NA 02/19/21 RUB 76.00 USD 705 23,628
USD Currency ........................... Citibank NA 02/22/21 MXN 20.00 USD 1,057 23,636
USD Currency ........................... Morgan Stanley & Co. International plc 03/02/21 BRL 5.05 USD 7,322 131,943
USD Currency ........................... Citibank NA 04/22/21 TRY 7.75 USD 106 4,035
686,340
$ 851,501
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. BNP Paribas SA 01/07/21 ZAR 15.80 USD 710 $ (137)
USD Currency ............................. JPMorgan Chase Bank NA 01/11/21 KRW 1,160.00 USD 686 (16)
EUR Currency ............................. UBS AG 01/12/21 CHF 1.14 EUR 4,370 (32)
USD Currency ............................. Goldman Sachs International 01/21/21 BRL 5.25 USD 356 (5,950)
USD Currency ............................. Bank of America NA 01/22/21 TRY 7.75 USD 107 (885)
USD Currency ............................. Morgan Stanley & Co. International plc 01/25/21 COP 3,800.00 USD 494 (227)
USD Currency ............................. Deutsche Bank AG 01/26/21 RUB 78.50 USD 706 (3,410)
EUR Currency ............................. HSBC Bank plc 01/29/21 USD 1.22 EUR 5,920 (78,553)
EUR Currency ............................. Bank of America NA 02/05/21 RUB 92.00 EUR 410 (7,956)
USD Currency ............................. Deutsche Bank AG 02/12/21 RUB 81.00 USD 220 (1,029)
USD Currency ............................. Bank of America NA 02/12/21 NOK 9.00 USD 284 (1,294)
USD Currency ............................. Goldman Sachs International 02/12/21 MXN 22.35 USD 514 (988)
USD Currency ............................. Citibank NA 02/19/21 RUB 80.00 USD 493 (3,301)
USD Currency ............................. Citibank NA 02/22/21 MXN 21.00 USD 705 (6,172)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/21 ZAR 15.50 USD 249 (3,803)
USD Currency ............................. Morgan Stanley & Co. International plc 03/18/21 CLP 780.00 USD 712 (2,678)
–
(116,431)
–
Put
USD Currency ............................. Deutsche Bank AG 01/15/21 MXN 19.50 USD 140 (531)
USD Currency ............................. Citibank NA 01/15/21 TRY 7.30 USD 281 (1,703)
USD Currency ............................. Goldman Sachs International 01/21/21 BRL 4.90 USD 1,070 (2,763)
USD Currency ............................. Deutsche Bank AG 01/26/21 RUB 72.00 USD 706 (2,823)
USD Currency ............................. Deutsche Bank AG 02/08/21 TRY 7.55 USD 354 (9,053)
USD Currency ............................. Morgan Stanley & Co. International plc 02/11/21 BRL 4.95 USD 2,229 (18,611)
USD Currency ............................. Deutsche Bank AG 02/12/21 RUB 72.50 USD 1,340 (11,346)
USD Currency ............................. Morgan Stanley & Co. International plc 02/12/21 COP 3,600.00 USD 1,338 (75,643)
USD Currency ............................. Goldman Sachs International 02/12/21 MXN 19.50 USD 2,229 (20,520)
USD Currency ............................. Citibank NA 02/19/21 RUB 72.00 USD 881 (6,520)
USD Currency ............................. Morgan Stanley & Co. International plc 03/02/21 BRL 4.90 USD 7,322 (64,936)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/21 ZAR 14.00 USD 249 (1,902)
USD Currency ............................. Morgan Stanley & Co. International plc 03/18/21 CLP 700.00 USD 712 (11,428)
–
(227,779)
–
$ (344,210)

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
36
Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 15,201 $ 5,391 $ — $ 5,391
3 month BA Semi-Annual 0.76% Semi-Annual 10/07/22
(a)
10/07/23 CAD 36,495 6,953 (757) 7,710
3 month BA Semi-Annual 0.75% Semi-Annual 10/24/22
(a)
10/24/23 CAD 25,422 431 — 431
3 month BA Semi-Annual 0.74% Semi-Annual 10/26/22
(a)
10/26/23 CAD 19,112 (1,456) — (1,456)
3 month BA Semi-Annual 0.83% Semi-Annual 11/09/22
(a)
11/09/23 CAD 18,998 10,355 — 10,355
3 month BA Semi-Annual 0.85% Semi-Annual 12/01/22
(a)
12/01/23 CAD 22,120 11,403 — 11,403
0.80% Semi-Annual 3 month BA Semi-Annual 12/12/22
(a)
12/12/23 CAD 23,010 (699) — (699)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 10,494 39,201 — 39,201
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 9,029 34,425 — 34,425
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 6,685 24,969 — 24,969
28 day MXIBTIIE Monthly 5.04% Monthly N/A 11/12/25 MXN 32,801 25,221 — 25,221
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 (18,159) — (18,159)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 (29,174) — (29,174)
$ 108,861 $ (757) $ 109,618
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 2,360 $ 19,199 $ — $ 19,199
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 2,360 17,673 — 17,673
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 1,820 19,909 — 19,909
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 2,680 28,902 — 28,902
0.68% At Termination 1 month HICPXT At Termination 10/15/25 EUR 1,840 18,417 — 18,417
UK Retail Price Index All
Items Monthly At Termination 3.50% At Termination 10/15/25 GBP 2,020 27,288 — 27,288
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 10/15/25 GBP 4,130 59,846 — 59,846
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 1,825 33,152 — 33,152
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 2,590 46,462 — 46,462
1.01% At Termination 1 month HICPXT At Termination 12/15/25 EUR 1,048 125 — 125
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 1,571 (1,974) — (1,974)
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 1,571 (2,108) — (2,108)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 2,360 (28,503) — (28,503)
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 2,360 (23,488) — (23,488)
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 2,680 (48,840) — (48,840)
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 1,820 (32,790) — (32,790)
1 month HICPXT At Termination 0.93% At Termination 10/15/30 EUR 1,840 (30,682) — (30,682)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 1,825 (55,508) — (55,508)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 2,590 (77,882) — (77,882)
1 month HICPXT At Termination 1.13% At Termination 12/15/30 EUR 1,048 (979) — (979)
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 1,571 1,566 — 1,566
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 1,571 303 — 303
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 760 5,771 — 5,771
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 250 8,109 — 8,109
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 500 16,460 — 16,460
$ 428 $ — $ 428

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/25 USD 520 $ 10,460 $ 29,608 $ (19,148)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 130 2,615 6,822 (4,207)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 715 14,380 43,462 (29,082)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 112 2,253 6,027 (3,774)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 130 2,615 6,995 (4,380)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 80 (480) 1,308 (1,788)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 70 (420) 1,210 (1,630)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 1,531 (9,181) 28,253 (37,434)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 270 (1,619) 4,786 (6,405)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 122 (732) 2,667 (3,399)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 40 (240) 673 (913)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 60 (360) 1,060 (1,420)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 110 (1,755) 247 (2,002)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 110 (1,755) 195 (1,950)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 720 (11,485) 688 (12,173)
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 152 (2,425) 291 (2,716)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 293 14,172 26,409 (12,237)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 1,047 50,657 95,758 (45,101)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 128 6,202 11,724 (5,522)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 531 25,693 48,568 (22,875)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 372 18,000 33,200 (15,200)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 754 (24,377) (16,925) (7,452)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 309 (2,037) 2,139 (4,176)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 282 (1,855) 2,578 (4,433)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 372 (2,451) 2,725 (5,176)
Russian Federation ........ 1.00 Quarterly Citibank NA 12/20/25 USD 129 (851) 823 (1,674)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 130 (1,236) 2,110 (3,346)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 120 (1,141) 1,777 (2,918)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 1,232 (11,711) 21,677 (33,388)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 122 (1,160) 2,008 (3,168)
CMBX.NA.9.AAA- ......... 0.50 Monthly Credit Suisse International 09/17/58 USD 150 (2,016) 1,840 (3,856)
CMBX.NA.9.AAA- ......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 120 (1,612) 1,492 (3,104)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 100 (1,344) 1,227 (2,571)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 90 (1,209) 1,104 (2,313)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 230 (3,090) 3,039 (6,129)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 947 435 512
CMBX.NA.6.AAA- ......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 78 (417) (11) (406)
CMBX.NA.6.AAA- ......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 183 (981) (138) (843)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 30 7,996 2,714 5,282
$ – $ – $ –
$ 68,050 $ 380,565 $ (312,515)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (4) $ 4
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 29 (3,435) (3,291) (144)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 120 (3,657) (4,889) 1,232
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 60 (1,829) (2,490) 661
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 10 (1,231) (807) (424)

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
38
Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.BBB- ..... 3.00 % Monthly
Credit Suisse
International 05/11/63 NR USD 30 $ (7,996) $ (2,243) $ (5,753)
$ (18,148) $ (13,724) $ (4,424)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/16/21 USD 470 $ (7,219) $ — $ (7,219)
28 day
MXIBTIIE Monthly 6.43% Monthly Bank of America NA 06/06/25 MXN 541 1,986 — 1,986
28 day
MXIBTIIE Monthly 6.33% Monthly Citibank NA 06/09/25 MXN 271 941 — 941
$ (4,292) $ — $ (4,292)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 03/20/21 USD 5,220 $ 35,775 $ (2,460) $ 38,235
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.20%
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco (0.36)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (757) $ 462,288 $ (352,242) $ —
OTC Swaps ..................................................... 397,639 (33,258) 48,853 (331,849) —
Options Written ................................................... N/A N/A 82,164 (83,816) (344,210)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 200,207 $ — $ 200,207
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 839,842 — — 839,842
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 1,081,828 394,925 — 1,476,753
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 159,106 303,182 462,288
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 405,330 — — 41,162 — 446,492
$ — $ 405,330 $ — $ 1,921,670 $ 795,400 $ 303,182 $ 3,425,582
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 296,090 — 296,090
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,424,004 — — 1,424,004
Options written
Options written at value ..................... — — — 344,210 — — 344,210
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 49,488 302,754 352,242
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 355,428 — — 9,679 — 365,107
$ — $ 355,428 $ — $ 1,768,214 $ 355,257 $ 302,754 $ 2,781,653
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 7,788,265 $ — $ 7,788,265
Forward foreign currency exchange contracts .... — — — (1,129,543) — — (1,129,543)
Options purchased
(a)
.................... — — — (1,008,823) (695,656) — (1,704,479)
Options written ........................ — — — 500,168 73,699 — 573,867
Swaps .............................. — 453,332 — — 1,344,283 555,443 2,353,058
$ — $ 453,332 $ — $ (1,638,198) $ 8,510,591 $ 555,443 $ 7,881,168
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 330,188 — 330,188
Forward foreign currency exchange contracts .... — — — (833,963) — — (833,963)
Options purchased
(b)
.................... — — — 275,992 72,779 — 348,771
Options written ........................ — — — 9,706 (168,921) — (159,215)
Swaps .............................. — (82,485) — — 150,802 428 68,745
$ — $ (82,485) $ — $ (548,265) $ 384,848 $ 428 $ (245,474)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
40
Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 127,630,434
Average notional value of contracts — short ................................................................................. 38,444,733
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 65,407,950
Average amounts sold — in USD ........................................................................................ 32,991,601
Options:
Average value of option contracts purchased ................................................................................ 552,190
Average value of option contracts written ................................................................................... 191,779
Average notional value of swaption contracts purchased ......................................................................... 1,926,750
Average notional value of swaption contracts written ........................................................................... —
(a)
Credit default swaps:
Average notional value — buy protection ................................................................................... 8,414,530
Average notional value — sell protection ................................................................................... 350,429
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 57,335,173
Average notional value — receives fixed rate ................................................................................ 105,978,133
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 20,272,478
Average notional value — receives fixed rate ................................................................................ 22,891,240
Total return swaps:
Average notional value ............................................................................................... 4,157,500
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 171,372 $ 20,260
Forward foreign currency exchange contracts ................................................................. 839,842 1,424,004
Options
(a)
......................................................................................... 1,476,753 344,210
Swaps — Centrally cleared ............................................................................. — 11,904
Swaps — OTC
(b)
.................................................................................... 446,492 365,107
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,934,459 $ 2,165,485
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(566,297) (32,164)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,368,162 $ 2,133,321
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 92,007 $ (92,007) $ — $ — $ —
Barclays Bank plc ................................ 253,065 (253,065) — — —
BNP Paribas SA ................................. 336,864 (61,558) — — 275,306
Citibank NA .................................... 487,427 (275,706) — (190,000) 21,721
Credit Suisse International .......................... 1,844 (1,844) — — —
Deutsche Bank AG ............................... 252,154 (200,910) — — 51,244
Goldman Sachs International ........................ 139,503 (139,503) — — —
HSBC Bank plc .................................. 82,390 (82,390) — — —
JPMorgan Chase Bank NA .......................... 101,718 (101,718) — — —
JPMorgan Securities LLC ........................... 7,996 (1,231) — — 6,765
Morgan Stanley & Co. International plc .................. 559,216 (428,131) — — 131,085
UBS AG ...................................... 53,978 (53,978) — — —
$ 2,368,162 $ (1,692,041) $ — $ (190,000) $ 486,121
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 138,305 $ (92,007) $ — $ — $ 46,298
Barclays Bank plc ................................ 319,888 (253,065) — — 66,823
BNP Paribas SA ................................. 61,558 (61,558) — — —
Citibank NA .................................... 275,706 (275,706) — — —
Credit Suisse International .......................... 11,856 (1,844) — — 10,012
Deutsche Bank AG ............................... 200,910 (200,910) — — —
Goldman Sachs International ........................ 211,833 (139,503) — — 72,330
HSBC Bank plc .................................. 128,414 (82,390) — — 46,024
JPMorgan Chase Bank NA .......................... 207,772 (101,718) — — 106,054
JPMorgan Securities LLC ........................... 1,231 (1,231) — — —
Morgan Stanley & Co. International plc .................. 428,131 (428,131) — — —
Standard Chartered Bank ........................... 69,559 — — — 69,559
UBS AG ...................................... 78,158 (53,978) — — 24,180
$ 2,133,321 $ (1,692,041) $ — $ — $ 441,280
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
42
Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 33,243,582 $ 3,044,505 $ 36,288,087
Corporate Bonds:
Aerospace & Defense .................................... — 12,276,299 — 12,276,299
Air Freight & Logistics .................................... — 2,290,100 — 2,290,100
Airlines .............................................. — 3,465,777 — 3,465,777
Auto Components ...................................... — 207,824 — 207,824
Automobiles .......................................... — 2,529,262 — 2,529,262
Banks ............................................... — 42,517,088 — 42,517,088
Beverages ........................................... — 5,523,453 — 5,523,453
Biotechnology ......................................... — 6,648,166 — 6,648,166
Building Products ....................................... — 1,788,702 — 1,788,702
Capital Markets ........................................ — 15,964,016 — 15,964,016
Chemicals ............................................ — 2,646,084 — 2,646,084
Commercial Services & Supplies ............................. — 3,141,192 — 3,141,192
Communications Equipment ................................ — 974,313 — 974,313
Construction & Engineering ................................ — 104,693 — 104,693
Construction Materials .................................... — 17,425 — 17,425
Consumer Finance ...................................... — 4,597,209 — 4,597,209
Containers & Packaging .................................. — 353,668 — 353,668
Distributors ........................................... — 287,069 — 287,069
Diversified Financial Services ............................... — 2,684,293 — 2,684,293
Diversified Telecommunication Services ........................ — 12,144,226 — 12,144,226
Electric Utilities ........................................ — 19,277,862 — 19,277,862
Electronic Equipment, Instruments & Components ................. — 93,791 — 93,791
Energy Equipment & Services .............................. — 155,000 — 155,000
Entertainment ......................................... — 1,650,768 — 1,650,768
Equity Real Estate Investment Trusts (REITs) .................... — 6,073,602 732,202 6,805,804
Food & Staples Retailing .................................. — 1,058,230 — 1,058,230
Food Products ......................................... — 1,863,576 — 1,863,576
Gas Utilities ........................................... — 791,951 — 791,951
Health Care Equipment & Supplies ........................... — 1,107,688 — 1,107,688
Health Care Providers & Services ............................ — 10,580,673 — 10,580,673
Hotels, Restaurants & Leisure .............................. — 3,760,418 — 3,760,418
Household Durables ..................................... — 545,439 — 545,439
Household Products ..................................... — 133,996 — 133,996
Industrial Conglomerates .................................. — 1,198,578 — 1,198,578
Insurance ............................................ — 2,792,295 — 2,792,295
Internet & Direct Marketing Retail ............................ — 1,758,174 — 1,758,174
IT Services ........................................... — 7,027,453 — 7,027,453
Leisure Products ....................................... — 468,358 — 468,358
Life Sciences Tools & Services .............................. — 1,327,961 — 1,327,961
Machinery ............................................ — 929,415 — 929,415
Media ............................................... — 10,123,162 — 10,123,162
Metals & Mining ........................................ — 1,677,076 — 1,677,076
Multi-Utilities .......................................... — 1,011,612 — 1,011,612
Oil, Gas & Consumable Fuels ............................... — 17,079,629 — 17,079,629
Paper & Forest Products .................................. — 603,921 — 603,921
Pharmaceuticals ....................................... — 4,864,533 — 4,864,533
Professional Services .................................... — 153,504 — 153,504
Real Estate Management & Development ....................... — 3,039,092 — 3,039,092
Road & Rail ........................................... — 4,972,663 — 4,972,663
Semiconductors & Semiconductor Equipment .................... — 8,043,566 — 8,043,566
Software ............................................. — 3,931,779 — 3,931,779
Specialty Retail ........................................ — 1,630,436 — 1,630,436
Technology Hardware, Storage & Peripherals .................... — 2,056,388 — 2,056,388

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 750,997 $ — $ 750,997
Thrifts & Mortgage Finance ................................ — 642,116 — 642,116
Tobacco ............................................. — 4,157,478 — 4,157,478
Trading Companies & Distributors ............................ — 945,312 — 945,312
Wireless Telecommunication Services ......................... — 4,988,108 — 4,988,108
Floating Rate Loan Interests:
Air Freight & Logistics .................................... — 267,778 — 267,778
Building Products ....................................... — 144,810 — 144,810
Construction Materials .................................... — 72,558 — 72,558
Consumer Finance ...................................... — — 28,470 28,470
Diversified Financial Services ............................... — 270,631 — 270,631
Health Care Providers & Services ............................ — 343,301 — 343,301
Hotels, Restaurants & Leisure .............................. — 322,442 — 322,442
Media ............................................... — 196,635 — 196,635
Oil, Gas & Consumable Fuels ............................... — 462,557 — 462,557
Pharmaceuticals ....................................... — 281,817 — 281,817
Road & Rail ........................................... — 167,234 — 167,234
Thrifts & Mortgage Finance ................................ — — 340,233 340,233
Foreign Agency Obligations ................................. — 3,329,947 — 3,329,947
Foreign Government Obligations .............................. — 51,019,703 — 51,019,703
Investment Companies .................................... 67,937,601 — — 67,937,601
Municipal Bonds ......................................... — 4,500,946 — 4,500,946
Non-Agency Mortgage-Backed Securities ........................ — 16,628,794 137,645 16,766,439
Capital Trusts ........................................... — 1,882,239 — 1,882,239
U.S. Government Sponsored Agency Securities .................... — 307,972,573 — 307,972,573
U.S. Treasury Obligations ................................... — 83,448,625 — 83,448,625
Short-Term Securities:
Foreign Government Obligations .............................. — 14,530,067 — 14,530,067
Money Market Funds ...................................... 38,209,004 — — 38,209,004
Options Purchased:
Foreign currency exchange contracts ........................... — 1,081,828 — 1,081,828
Interest rate contracts ...................................... 394,925 — — 394,925
Liabilities:
Investments:
TBA Sale Commitments .................................... — (179,921,343) — (179,921,343)
$ 106,541,530 $ 593,674,183 $ 4,283,055 $ 704,498,768
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 7,691 $ — $ 7,691
Foreign currency exchange contracts ............................ — 839,842 — 839,842
Interest rate contracts ....................................... 200,207 200,268 — 400,475
Other contracts ........................................... — 303,182 — 303,182
Liabilities:
Credit contracts ........................................... — (324,630) — (324,630)
Foreign currency exchange contracts ............................ — (1,768,214) — (1,768,214)
Interest rate contracts ....................................... (296,090) (56,707) — (352,797)
Other contracts ........................................... — (302,754) — (302,754)
$ (95,883) $ (1,101,322) $ — $ (1,197,205)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2020
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
44
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities Total
Investments:
Assets:
Opening balance, as of December 31, 2019 .............................................. $ 3,780,025 $ 806,975 $ 1,988,467 $ 909,139 $ 7,484,606
Transfers into level 3 ............................................................ — — — — —
Transfers out of level 3 ........................................................... (327,267) — (157,407) (370,381) (855,055)
Accrued discounts/premiums ........................................................ 974 — — — 974
Net realized gain ............................................................... 1,191 20 — 5,105 6,316
Net change in unrealized depreciation
(a)(b)
............................................... (19,758) (9,816) (60) (13,525) (43,159)
Purchases .................................................................... — — 87,673 — 87,673
Sales ....................................................................... (390,660) (64,977) (1,549,970) (392,693) (2,398,300)
Closing balance, as of December 31, 2020 ...............................................
$ 3,044,505 $ 732,202 $ 368,703 $ 137,645 $ 4,283,055
Net change in unrealized depreciation on investments still held at December 31, 2020
(b)
.................
$ (19,758) $ (9,816) $ (1,704) $ (13,525) $ (44,803)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Statement of Assets and Liabilities
December 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Total Return V.I.
Fund
ASSETS
Investments at value — unaffiliated (cost — $755,431,174) .............................................................................. $ 778,295,038
Investments at value — affiliated (cost — $105,923,472) ............................................................................... 106,125,073
Cash ................................................................................................................. 76,076
Cash pledged: –
Futures contracts ........................................................................................................ 2,294,050
Centrally cleared swaps .................................................................................................... 1,004,090
Foreign currency at value (cost — $4,640,649) ...................................................................................... 4,803,397
Receivables: –
Investments sold ........................................................................................................ 135,704,780
TBA sale commitments .................................................................................................... 179,051,473
Capital shares sold ....................................................................................................... 1,046,768
Dividends — affiliated ..................................................................................................... 176,125
Dividends — unaffiliated ................................................................................................... 9,850
Interest — unaffiliated ..................................................................................................... 4,139,874
Variation margin on futures contracts ........................................................................................... 171,372
Swap premiums paid ....................................................................................................... 397,639
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 839,842
OTC swaps ............................................................................................................ 48,853
Prepaid expenses ......................................................................................................... 11,325
Other assets ............................................................................................................. 1,528
Total assets .............................................................................................................
1,214,197,153
LIABILITIES
Cash received: –
Collateral — OTC derivatives ................................................................................................ 190,000
Collateral — TBA commitments ............................................................................................... 78,000
Options written at value (premium received $342,558) ................................................................................. 344,210
TBA sale commitments at value (proceeds $179,051,473) .............................................................................. 179,921,343
Payables: –
Investments purchased .................................................................................................... 309,141,309
Capital shares redeemed ................................................................................................... 30,437
Distribution fees ......................................................................................................... 94,046
Income dividend distributions ................................................................................................ 1,050,734
Investment advisory fees .................................................................................................. 241,142
Directors' and Officer's fees ................................................................................................. 976
Other affiliate fees ....................................................................................................... 6,052
Variation margin on futures contracts ........................................................................................... 20,260
Variation margin on centrally cleared swaps ...................................................................................... 11,904
Other accrued expenses ................................................................................................... 504,778
Swap premiums received .................................................................................................... 33,258
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 1,424,004
OTC swaps ............................................................................................................ 331,849
Total liabilities ............................................................................................................
493,424,302
NET ASSETS ............................................................................................................
$ 720,772,851
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 697,433,923
Accumulated earnings ...................................................................................................... 23,338,928
NET ASSETS ............................................................................................................
$ 720,772,851

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
46
See notes to financial statements.
BlackRock
Total Return V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 250,444,369
Shares outstanding .................................................................................................
20,198,960
Net asset value ....................................................................................................
$ 12.40
Shares authorized ..................................................................................................
600 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 470,328,482
Shares outstanding .................................................................................................
38,412,124
Net asset value ....................................................................................................
$ 12.24
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Total Return V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 1,665,509
Dividends — unaffiliated ................................................................................................... 617
Interest — unaffiliated .................................................................................................... 14,981,601
Foreign taxes withheld .................................................................................................... (38,023)
Total investment income .....................................................................................................
16,609,704
EXPENSES
Investment advisory ...................................................................................................... 2,740,665
Transfer agent — class specific .............................................................................................. 1,062,900
Distribution — class specific ................................................................................................ 1,052,243
Printing and postage ..................................................................................................... 236,792
Accounting services ...................................................................................................... 143,311
Professional ........................................................................................................... 120,095
Custodian ............................................................................................................. 67,273
Registration ........................................................................................................... 15,615
Directors and Officer ..................................................................................................... 6,539
Transfer agent .......................................................................................................... 5,000
Miscellaneous .......................................................................................................... 111,877
Total expenses excluding interest expense .........................................................................................
5,562,310
Interest expense .......................................................................................................... 3,753
Total expenses ...........................................................................................................
5,566,063
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (30,173)
Transfer agent fees reimbursed — class specific ................................................................................... (810,276)
Total expenses after fees waived and/or reimbursed ..................................................................................
4,725,614
Net investment income ......................................................................................................
11,884,090
REALIZED AND UNREALIZED GAIN (LOSS) $ 42,068,208
Net realized gain (loss) from: $ –
Investments — unaffiliated ............................................................................................... 25,838,008
Capital gain distributions from underlying funds — affiliated .......................................................................... 11,860
Forward foreign currency exchange contracts ................................................................................... (1,129,543)
Foreign currency transactions ............................................................................................. 687,807
Futures contracts ...................................................................................................... 7,788,265
Options written ....................................................................................................... 573,867
Short sales — unaffiliated ................................................................................................ (19,030)
Swaps ............................................................................................................. 2,353,058
A
36,104,292
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. 299,750
Investments — unaffiliated ............................................................................................... 6,122,719
Forward foreign currency exchange contracts ................................................................................... (833,963)
Foreign currency translations .............................................................................................. 138,835
Futures contracts ...................................................................................................... 330,188
Options written ....................................................................................................... (159,215)
Swaps ............................................................................................................. 68,745
Unfunded floating rate loan interests ......................................................................................... (3,142)
A
5,963,917
Net realized and unrealized gain ...............................................................................................
42,068,209
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 53,952,299

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
48
See notes to financial statements.
BlackRock Total Return V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 11,884,090 $ 16,365,241
Net realized gain .................................................................................. 36,104,292 17,906,579
Net change in unrealized appreciation (depreciation) .......................................................... 5,963,917 18,584,009
Net increase in net assets resulting from operations .............................................................
53,952,299 52,855,829
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (17,113,905) (8,096,255)
  Class III ....................................................................................... (30,384,213) (10,610,090)
Decrease in net assets resulting from distributions to shareholders ...................................................
(47,498,118) (18,706,345)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
82,986,578 32,197,720
NET ASSETS
Total increase in net assets ............................................................................. 89,440,759 66,347,204
Beginning of year .................................................................................... 631,332,092 564,984,888
End of year ........................................................................................
$ 720,772,851 $ 631,332,092
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 3.51%.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.82%
and 0.57%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 12.22 $ 11.53 $ 11.91 $ 11.79 $ 11.71
Net investment income
(a)
.....................................
0.25 0.35 0.33 0.29 0.23
Net realized and unrealized gain (loss) ...........................
0.82 0.73 (0.39) 0.13 0.09
Net increase (decrease) from investment operations ....................
1.07 1.08 (0.06) 0.42 0.32
Distributions
(b)
– – – – –
From net investment income ..................................
(0.29) (0.35) (0.32) (0.30) (0.24)
From net realized gain .......................................
(0.60) (0.04) — — —
Total distributions ...........................................
(0.89) (0.39) (0.32) (0.30) (0.24)
Net asset value, end of year ...................................
$ 12.40 $ 12.22 $ 11.53 $ 11.91 $ 11.79
Total Return
(c)
8.88% 9.49% (0.46)% 3.60% —
Based on net asset value ......................................
8.88% 9.49% (0.46)% 3.60%
(d)
2.76%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.69% 0.74% 0.85%
(f)
0.94% 0.82%
Total expenses after fees waived and/or reimbursed ....................
0.51% 0.54% 0.58%
(f)
0.74% 0.62%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.51% 0.52% 0.55% 0.62% 0.59%
Net investment income .......................................
1.98% 2.90% 2.84% 2.43% 1.92%
Supplemental Data
Net assets, end of year (000) ....................................
$ 250,444 $ 245,548 $ 246,390 $ 152,138 $ 157,445
Portfolio turnover rate
(g)
.......................................
674% 536% 488% 627% 590%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.01% —% 0.01%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 399% 326% 310% 389% 396%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
50
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.03%
and 0.88%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 12.07 $ 11.40 $ 11.76 $ 11.65 $ 11.57
Net investment income
(a)
.....................................
0.21 0.31 0.29 0.25 0.19
Net realized and unrealized gain (loss) ...........................
0.81 0.71 (0.37) 0.12 0.10
Net increase (decrease) from investment operations ....................
1.02 1.02 (0.08) 0.37 0.29
Distributions
(b)
– – – – –
From net investment income ..................................
(0.25) (0.31) (0.28) (0.26) (0.21)
From net realized gain .......................................
(0.60) (0.04) — — —
Total distributions ...........................................
(0.85) (0.35) (0.28) (0.26) (0.21)
Net asset value, end of year ...................................
$ 12.24 $ 12.07 $ 11.40 $ 11.76 $ 11.65
Total Return
(c)
8.54% 9.05% (0.63)% 3.21% —
Based on net asset value ......................................
8.54% 9.05% (0.63)% 3.21%
(d)
2.46%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.92% 0.97% 1.06%
(f)
1.16% 1.01%
Total expenses after fees waived and/or reimbursed ....................
0.82% 0.85% 0.89%
(f)
1.06% 0.93%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.82% 0.83% 0.86% 0.94% 0.89%
Net investment income .......................................
1.67% 2.58% 2.54% 2.15% 1.61%
Supplemental Data
Net assets, end of year (000) ....................................
$ 470,328 $ 385,784 $ 318,595 $ 267,651 $ 175,153
Portfolio turnover rate
(g)
.......................................
674% 536% 488% 627% 590%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.01% —% 0.01%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 399% 326% 310% 389% 396%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 3 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return
V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
52
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
54
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV o f a fund to the extent that it invests

Notes to Financial Statements
(continued)

Notes to Financial Statements
in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments and When-Issued Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
56
For the year ended December 31, 2020, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were
$267,354 and 1.46%, respectively.
Short-Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining , the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s

Notes to Financial Statements
(continued)

Notes to Financial Statements
holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level .
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
58
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and Blackrock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2020, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,217,480,272.
For the year ended December 31, 2020, the Fund reimbursed the Manager $8,301 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-
Advisers'), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of the Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $250 Million ....................................................................................................... 0.50%
$250 Million - $500 Million ................................................................................................. 0.45
$500 Million - $750 Million ................................................................................................. 0.40
Greater than $750 Million ................................................................................................. 0.35

Notes to Financial Statements
(continued)

Notes to Financial Statements
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2020, the class specific distribution fees borne directly by Class III were $1,052,243.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the
Statement of Operations. For the year ended December 31, 2020, the amount waived was $26,442.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through April 30, 2021.
Class I .......................................................................................................... $ 423,342
Class III ......................................................................................................... 639,558
$ 1,062,900
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 423,342
Class III ......................................................................................................... 386,934
$ 810,276
Class I ............................................................................................................. 0.60%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
60
The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed investment advisory fees of $3,731, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
RULE ABOVE
For the year ended December 31, 2020, purchases and sales related to mortgage dollar rolls were $1,931,820,162 and $1,931,826,023, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
Purchases ............................................................................................................... $ 905,009
Sales ................................................................................................................... 844,312
Net Realized Gain .......................................................................................................... 35,189
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
Total Return V.I. Fund ................................................. $ 129,762,571 $ 206,861,570 $ 4,607,542,291 $ 4,711,618,104
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 33,371,010 $ 17,557,301
Long-term capital gains ........................................................................................ 14,127,108 1,149,044
$ 47,498,118 $ 18,706,345

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Undistributed ordinary income ............................................................................................. $ 2,761,138
Undistributed long-term capital gains ......................................................................................... 2,080,744
Net unrealized gains (losses)
(a)
............................................................................................ 18,497,046
$ 23,338,928
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, amortization methods for premiums and discounts on fixed income securities, the accounting for swap agreements, the accrual of income on securities in default and the classification of investments.
Tax cost ........................................................................................................... $ 862,159,117
Gross unrealized appreciation ............................................................................................ $ 27,440,035
Gross unrealized depreciation ............................................................................................ (6,322,857)
Net unrealized appreciation (depreciation) .................................................................................... $ 21,117,178

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
62
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the
Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
1,409,606 $ 17,882,074 993,847 $ 11,950,864
Shares issued in reinvestment of distributions ........................
1,381,177 17,237,300 677,136 8,126,680
Shares redeemed .........................................
(2,687,856) (33,738,108) (2,942,075) (35,288,318)
Net increase (decrease) .......................................
102,927 $ 1,381,266 (1,271,092) $ (15,210,774)
Class III
Shares sold .............................................
10,034,207 $ 125,585,927 6,788,622 $ 80,399,856
Shares issued in reinvestment of distributions ........................
2,475,459 30,474,770 883,225 10,495,162
Shares redeemed .........................................
(6,049,934) (74,455,385) (3,678,563) (43,486,524)
Net increase ...............................................
6,459,732 $ 81,605,312 3,993,284 $ 47,408,494
Total Net Increase
6,562,659 $ 82,986,578 2,722,192 $ 32,197,720

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders
64
To the Shareholders of BlackRock Total Return V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
PEN Peruv ian Sol
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock U.S. Government Bond V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock U.S. Government Bond V.I. Fund
Investment Objective
BlackRock U.S. Government Bond V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund’s Class I Shares outperformed its benchmark, the Bloomberg Barclays U.S. Government/Mortgage Index, while the Fund’s Class III Shares underperformed the benchmark.
What factors influenced performance?
Positive contributors to the Fund’s performance relative to the benchmark included strategies and selection within 30-year agency mortgage-backed securities (“MBS”). The
Fund’s stance with respect to U.S. and global interest rates also aided returns, specifically, an above-benchmark stance with respect to duration (and corresponding interest rate sensitivity) as U.S. Treasury yields declined sharply during the period.
The largest detractors from the Fund's performance relative to the benchmark were interest rate volatility strategies and active positioning across global currencies.
Describe recent portfolio activity.
During the reporting period, the Fund shifted from a modest overweight in duration relative to the benchmark to an underweight. Within agency MBS, the Fund shifted into current lower coupon pools that are being purchased by the Fed. With respect to global interest rates, the Fund moved to underweight core European duration.
The Fund had a modestly elevated cash position at period end due to the investment adviser’s increasing preference for using forward contracts to gain MBS exposure as opposed to holding cash bonds. The Fund’s cash position did not have any material impact on performance over the 12 months.
Describe portfolio positioning at period end.
At period end, the Fund’s positioning reflected the view that longer-term U.S. Treasury yields were likely to move higher with an improving economy and the prospect of additional fiscal stimulus. Within agency MBS, the Fund maintained a preference for lower coupon pools benefiting from Fed support. Within global interest rate and currency strategies, the Fund maintained small positions in select European peripheral economies and Asian emerging market sovereign issues in countries such as China and
Indonesia.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 52%
U.S. Treasury Obligations ............................. 38
Non-Agency Mortgage-Backed Securities .................. 5
Foreign Government Obligations ........................ 3
Asset-Backed Securities .............................. 2
(a)
Excludes short-term securities, options purchased and TBA sale commitments.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock U.S. Government Bond V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance related fees and expenses. The returns for Class III Shares prior to July 15, 2013, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares.
(b)
The Fund invests, under normal circumstances, at least 80% of its assets in fixed-income securities that are issued or guaranteed by the U.S. Government and its agencies. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Fund’s total returns prior to October 1,
2011 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Government Income V.I. Fund”.
(c)
An index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
(d)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)
........................................ 0.74% 0.28% 0.46% 6.46% 3.16% 2.73%
Class III
(c)
........................................ 0.44 0.09 0.21 6.03 2.84 2.43
(d )
Bloomberg Barclays U.S. Government/Mortgage Index — — (0.22) 6.36 3.49 3.16
Bloomberg Barclays U.S. Mortgage-Backed Securities Index ... — — 0.36 3.87 3.05 3.01
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual and cumulative total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Fund’s total returns prior to October 1, 2011 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name “BlackRock
Government Income V.I. Fund”.
(d)
The returns for Class III Shares prior to July 15, 2013, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares. The returns for Class III S hares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The Benefits and Risks of Leveraging
2020
BlackRock Annual Report To Shareholders
4
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Including
Interest
Expense and
Fees
Excluding
Interest
Expense and
Fees
Including Interest Expense and
Fees
Excluding Interest Expense
and Fees
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Class I .................. $ 1,000.00 $ 1,004.60 $ 2.67 $ 2.62 $ 1,000.00 $ 1,022.47 $ 2.69 $ 1,022.52 $ 2.64
Class III ................. 1,000.00 1,002.10 4.03 3.98 1,000.00 1,021.11 4.06 1,021.17 4.01
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.53% for Class I and 0.80% for Class III), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.52% for Class I and 0.79% for Class III), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Derivative Financial Instruments
5
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.1%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.42%, 08/15/30
(b)
........... USD 700 $ 696,966
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ............ 99 100,556
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.25%,
04/20/31
(b)
...................... 495 490,894
Total Asset-Backed Securities — 2.1%
(Cost: $1,294,164) ............................... 1,288,416
Foreign Government Obligations — 3.8%
China — 3.5%
People's Republic of China:
1.99%
,
04/09/25 .................. CNY 7,690 1,135,849
2.68%
,
05/21/30 .................. 7,150 1,053,594
2,189,443
Colombia — 0.0%
Republic of Colombia, 6.25%
,
11/26/25 ..... COP 26,800 8,589
Mexico — 0.1%
United Mexican States:
7.75%
,
11/23/34 .................. MXN 2 11,801
10.00%
,
11/20/36 ................. 2 14,021
8.50%
,
11/18/38 .................. 3 19,831
45,653
Peru — 0.0%
Peru Government Bond:
2.78%
,
12/01/60 .................. USD 3 3,020
3.23%
,
07/28/21 .................. 4 3,998
7,018
Russia — 0.2%
Russian Federation:
7.75%
,
09/16/26 .................. RUB 2,311 34,675
8.15%
,
02/03/27 .................. 1,279 19,594
6.00%
,
10/06/27 .................. 585 8,045
6.90%
,
05/23/29 .................. 1,301 18,880
8.50%
,
09/17/31 .................. 2,617 42,380
123,574
Total Foreign Government Obligations — 3.8%
(Cost: $2,272,146) ............................... 2,374,277
Non-Agency Mortgage-Backed Securities — 6.0%
Commercial Mortgage-Backed Securities — 5.3%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 1.04%, 09/15/34
(a)(b)
.......... USD 139 138,999
BANK
(b)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 ..................... 13 13,867
Series 2020-BN26, Class B, 2.91%,
03/15/63 ..................... 183 193,887
Benchmark Mortgage Trust, Series 2020-B20,
Class B, 2.53%, 10/15/53 ............ 42 43,515
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.31%, 10/15/35
(a)(b)
143 143,402
BX Commercial Mortgage Trust
(a)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.08%, 10/15/36
(b)
... 104 104,617
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.61%, 10/15/36
(b)
... USD 285 $ 284,700
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.51%, 11/15/32
(b)
... 153 153,338
Series 2020-VIV4, Class A, 2.84%, 03/09/44 198 207,815
BX Trust, Series 2019-OC11, Class A, 3.20%,
12/09/41
(a)
...................... 300 328,511
Citigroup Commercial Mortgage Trust:
Series 2016-P6, Class B, 4.24%, 12/10/49
(b)
55 58,707
Series 2020-420K, Class A, 2.46%,
11/10/42
(a)
.................... 150 156,002
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 ..................... 22 24,508
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
.................... 440 461,187
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
...................... 100 103,583
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 .... 85 92,270
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.16%, 11/15/37
(a)(b)
......... 308 308,691
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
..... 101 108,298
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.53%,
10/15/33
(a)(b)
..................... 100 99,999
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.20%, 03/15/37
(a)(b)
................ 38 37,604
Morgan Stanley Capital I Trust:
Series 2018-H3, Class B, 4.62%, 07/15/51
(b)
39 44,625
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.06%, 07/15/35
(a)(b)
.. 145 142,818
Series 2020-HR8, Class AS, 2.30%,
07/15/53 ..................... 18 18,644
Series 2020-HR8, Class B, 2.70%, 07/15/53 21 21,763
3,291,350
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(b)
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.63%, 10/15/53 ........... 1,169 133,384
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.57%, 06/15/52 ... 1,733 181,437
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.49%, 10/15/52 ....... 1,011 101,732
416,553
Total Non-Agency Mortgage-Backed Securities — 6.0%
(Cost: $3,651,698) ............................... 3,707,903
U.S. Government Sponsored Agency Securities — 63.7%
Agency Obligations — 1.0%
Federal Home Loan Bank, 4.00%, 04/10/28 .. 500 619,700
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ...... 142 153,946
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
.............. 106 124,400
278,346

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ USD 213 $ 227,818
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 165 177,801
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 .. 21 22,723
428,342
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association:
Series 2020-146, Class DI, 2.50%, 10/20/50 198 22,161
Series 2020-162, Class TI, 2.50%, 10/20/50 398 42,854
Series 2020-175, Class DI, 2.50%, 11/20/50 100 11,102
76,117
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
. 20,096 11,885
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2002-83, 0.00%, 10/16/42 ....... 782 1
Series 2003-17, 0.00%, 03/16/43 ....... 492 5
Series 2003-109, 0.00%, 11/16/43 ...... 805 31
Series 2016-22, 0.79%, 11/16/55 ....... 1,871 71,777
Series 2016-45, 0.94%, 02/16/58 ....... 917 50,345
Series 2016-92, 0.87%, 04/16/58 ....... 286 14,937
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 1,093 77,885
Series 2016-151, 1.06%, 06/16/58 ...... 846 54,476
Series 2017-30, 0.65%, 08/16/58 ....... 482 20,437
Series 2017-44, 0.67%, 04/17/51 ....... 480 21,116
Series 2017-53, 0.66%, 11/16/56 ....... 1,695 76,401
Series 2017-61, 0.75%, 05/16/59 ....... 420 24,032
Series 2017-64, 0.75%, 11/16/57 ....... 283 16,074
Series 2017-72, 0.66%, 04/16/57 ....... 946 47,742
Series 2020-178, 1.43%, 10/16/60 ...... 259 26,759
513,903
Mortgage-Backed Securities — 60.7%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 ........... 159 169,205
3.00%, 09/01/27 - 12/01/46 ........... 355 380,650
3.50%, 04/01/31 - 01/01/48 ........... 399 438,352
4.00%, 08/01/40 - 12/01/45 ........... 61 67,141
4.50%, 02/01/39 - 07/01/47 ........... 171 191,337
5.00%, 10/01/41 - 11/01/41 ........... 118 136,436
5.50%, 06/01/41 .................. 86 100,713
8.00%, 12/01/29 - 07/01/30 ........... 19 22,791
Federal National Mortgage Association:
3.50%, 11/01/46 .................. 138 149,243
4.00%, 01/01/41 .................. 6 6,379
Government National Mortgage Association:
2.00%, 01/15/51 - 02/15/51
(c)
.......... 4,378 4,574,097
2.50%, 01/15/51
(c)
................. 781 826,762
3.00%, 02/15/45 - 09/20/50 ........... 1,539 1,628,438
3.00%, 01/15/51 - 02/15/51
(c)
.......... 354 370,242
3.50%, 01/15/42 - 10/20/46 ........... 1,792 1,942,077
4.00%, 09/20/40 - 05/20/50 ........... 556 602,652
4.00%, 01/15/51
(c)
................. 215 228,694
4.50%, 12/20/39 - 02/15/42 ........... 802 894,937
5.00%, 12/15/38 - 07/20/42 ........... 73 83,911
5.00%, 01/15/51
(c)
................. 126 137,552
5.50%, 01/15/34 .................. 312 354,943
Uniform Mortgage-Backed Securities:
1.50%, 01/25/51
(c)
................. 244 246,526
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00%, 10/01/31 - 03/01/32 ........... USD 94 $ 98,850
2.00%, 01/25/36 - 02/25/51
(c)
.......... 1,978 2,059,598
2.50%, 04/01/30 - 12/01/50 ........... 1,677 1,785,799
2.50%, 01/25/51 - 02/25/51
(c)
.......... 5,867 6,179,678
3.00%, 04/01/29 - 09/01/50 ........... 3,716 3,968,241
3.00%, 01/25/36
(c)
................. 208 218,284
3.50%, 04/01/29 - 08/01/50 ........... 2,191 2,394,010
3.50%, 01/25/51 - 02/25/51
(c)
.......... 1,878 1,987,706
4.00%, 01/01/26 - 06/01/50 ........... 1,738 1,923,224
4.00%, 01/25/51 - 02/25/51
(c)
.......... 1,252 1,337,854
4.50%, 05/01/24 - 04/01/49 ........... 947 1,039,855
4.50%, 01/25/51
(c)
................. 418 453,007
5.00%, 09/01/35 - 08/01/41 ........... 170 195,648
5.00%, 01/25/51
(c)
................. 3 3,320
5.50%, 05/01/34 - 12/01/39 ........... 176 206,035
6.00%, 04/01/35 - 06/01/41 ........... 198 232,884
6.50%, 05/01/40 .................. 36 43,210
37,680,281
Total U.S. Government Sponsored Agency Securities — 63.7%
(Cost: $39,143,215) ............................... 39,596,689
U.S. Treasury Obligations — 46.9%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 212 315,364
4.50%, 08/15/39 .................. 170 260,100
4.38%, 11/15/39 .................. 170 257,085
4.63%, 02/15/40 .................. 42 65,476
3.88%, 08/15/40 .................. 42 60,195
3.13%, 02/15/43 .................. 660 865,657
2.88%, 05/15/43 - 11/15/46 ........... 1,290 1,639,283
3.63%, 08/15/43 .................. 660 932,095
3.75%, 11/15/43 .................. 660 949,988
2.50%, 02/15/45 .................. 154 183,651
2.75%, 11/15/47 .................. 154 193,258
3.00%, 02/15/48 .................. 784 1,029,184
2.25%, 08/15/49 .................. 815 932,697
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 .................. 430 512,169
U.S. Treasury Notes:
1.13%, 07/31/21
(d)
................. 2,840 2,856,641
1.75%, 07/31/21 - 11/15/29 ........... 4,230 4,387,058
1.50%, 01/31/22 - 02/15/30 ........... 4,401 4,549,087
0.50%, 03/15/23 - 05/31/27 ........... 873 877,244
0.25%, 04/15/23 .................. 214 214,527
2.13%, 07/31/24 - 05/15/25 ........... 2,650 2,846,307
2.25%, 11/15/24 - 08/15/27 ........... 1,627 1,792,479
2.00%, 02/15/25
(d)
................. 1,580 1,691,649
0.38%, 04/30/25 .................. 367 368,333
0.63%, 03/31/27 .................. 146 146,873
2.88%, 08/15/28 .................. 380 441,409
3.13%, 11/15/28 .................. 380 449,914
1.63%, 08/15/29 .................. 266 284,558
Total U.S. Treasury Obligations — 46.9%
(Cost: $27,387,925) ............................... 29,102,281
Total Long-Term Investments — 122.5%
(Cost: $73,749,148) ............................... 76,069,566

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 13.6%
Certificates of Deposit — 1.9%
Yankee — 1.9%
(e)
Credit Suisse AG, New York, 0.30%, 09/01/21 USD 1,200 $ 1,200,138
Total Certificates of Deposit — 1.9%
(Cost: $1,200,000) ............................... 1,200,138
Shares
Shares
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(f)*
................... 2,156,232 2,156,232
Total Money Market Funds — 3.5%
(Cost: $2,156,232) ............................... 2,156,232
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 8.2%
Federal Home Loan Bank Discount Notes,
0.08%, 01/15/21
(g)
................ 5,100 5,099,891
Total U.S. Government Sponsored Agency Securities — 8.2%
(Cost: $5,099,851) ............................... 5,099,891
Total Short-Term Securities — 13.6%
(Cost: $8,456,083) ............................... 8,456,261
Total Options Purchased — 0.1%
(Cost: $80,598) ................................. 79,523
Total Investments Before TBA Sale Commitments — 136.2%
(Cost: $82,285,829 ) ............................... 84,605,350
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (26.7)%
(c)
Mortgage-Backed Securities — (26.7)%
Government National Mortgage Association:
2.00% ,  01/15/51 .................. USD 1,665 $ (1,741,161)
3.00% ,  01/15/51 .................. 159 (166,267)
3.50% ,  01/15/51 .................. 263 (278,236)
4.00% ,  01/15/51 .................. 21 (22,390)
4.50% ,  01/15/51 .................. 147 (157,405)
Uniform Mortgage-Backed Securities:
2.50% ,  01/25/36 - 03/25/51 ........... 9,606 (10,107,011)
3.00% ,  01/25/36 - 01/25/51 ........... 1,175 (1,230,930)
3.50% ,  01/25/36 - 01/25/51 ........... 1,223 (1,292,762)
4.00% ,  01/25/36 - 01/25/51 ........... 626 (667,702)
1.50% ,  01/25/51 - 02/25/51 ........... 596 (602,002)
2.00% ,  01/25/51 .................. 323 (335,191)
Total TBA Sale Commitments — (26.7)%
(Proceeds: $16,515,058) ........................... (16,601,057)
Total Investments Net of TBA Sale Commitments — 109.5%
(Cost: $65,770,771 ) ............................... 68,004,293
Liabilities in Excess of Other Assets — (9.5)% ............. (5,890,499)
Net Assets — 100.0% ............................... $ 62,113,794
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,258,784 $ 897,448 $ — $ — $ — $ 2,156,232 2,156,232 $ 7,552 $ —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2020
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Bank of America Securities,
Inc. .............. 0.16% 12/31/20 01/04/21   $ 1,702,450 $ 1,702,457 U.S. Treasury Obligations Overnight
Bank of America Securities,
Inc. .............. 0.16 12/31/20 01/04/21   2,868,400 2,868,413 U.S. Treasury Obligations Overnight
$ 4,570,850 $ 4,570,870

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 54 03/31/21 $ 11,933 $ 7,453
U.S. Treasury 5 Year Note .................................................... 39 03/31/21 4,920 12,941
20,394
Short Contracts
Euro-Bund .............................................................. 10 03/08/21 2,170 991
U.S. Treasury 10 Year Note ................................................... 13 03/22/21 1,795 (4,089)
U.S. Treasury 10 Year Ultra Note ............................................... 3 03/22/21 469 1,607
U.S. Treasury Long Bond .................................................... 2 03/22/21 346 (1,602)
U.S. Treasury Ultra Bond .................................................... 4 03/22/21 854 5,313
2,220
$ 22,614
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 131,680 USD 180,000 Bank of America NA 01/05/21 $ 72
MXN 1,212,600 USD 60,000 Citibank NA 01/05/21 936
MXN 2,427,024 USD 120,000 HSBC Bank plc 01/05/21 1,964
USD 180,000 ZAR 2,643,975 BNP Paribas SA 01/05/21 77
ZAR 898,680 USD 60,000 BNP Paribas SA 01/05/21 1,156
ZAR 1,865,466 USD 120,000 Deutsche Bank AG 01/05/21 6,946
IDR 1,704,960,000 USD 120,000 Bank of America NA 01/06/21 1,511
IDR 851,280,000 USD 60,000 JPMorgan Chase Bank NA 01/06/21 670
INR 8,910,000 USD 120,000 Bank of America NA 01/06/21 1,937
INR 4,422,300 USD 60,000 JPMorgan Chase Bank NA 01/06/21 521
AUD 10,000 USD 7,571 Natwest Markets plc 01/08/21 139
BRL 52,070 USD 10,000 Goldman Sachs International 01/08/21 25
CNY 130,806 USD 20,000 Natwest Markets plc 01/08/21 111
IDR 283,770,000 USD 20,000 Barclays Bank plc 01/08/21 278
INR 739,135 USD 10,000 UBS AG 01/08/21 115
JPY 1,033,996 USD 10,000 Standard Chartered Bank 01/08/21 14
JPY 1,040,267 USD 10,000 State Street Bank and Trust Co. 01/08/21 75
KRW 21,837,000 USD 20,000 Barclays Bank plc 01/08/21 89
MXN 400,528 USD 20,000 JPMorgan Chase Bank NA 01/08/21 120
MXN 404,946 USD 20,000 State Street Bank and Trust Co. 01/08/21 342
USD 10,000 BRL 51,669 Deutsche Bank AG 01/08/21 52
USD 10,000 PLN 36,671 Citibank NA 01/08/21 183
USD 20,000 TWD 561,762 Citibank NA 01/08/21 1
RUB 9,216,228 USD 120,000 Citibank NA 01/12/21 4,529
MXN 3,598,110 USD 180,000 Citibank NA 02/02/21 225
USD 180,000 EUR 147,014 Bank of America NA 02/02/21 275
USD 180,000 JPY 18,577,836 Bank of America NA 02/02/21 14
USD 180,000 SEK 1,477,779 Bank of America NA 02/02/21 324
COP 69,126,669 USD 19,904 JPMorgan Chase Bank NA 02/24/21 320
MXN 1,103,000 USD 54,648 Citibank NA 02/26/21 454
23,475
EUR 147,113 USD 180,000 Bank of America NA 01/05/21 (280)
JPY 18,584,100 USD 180,000 Bank of America NA 01/05/21 (17)
SEK 1,478,259 USD 180,000 Bank of America NA 01/05/21 (329)
USD 120,000 EUR 100,201 Bank of America NA 01/05/21 (2,410)
USD 60,000 EUR 49,418 JPMorgan Chase Bank NA 01/05/21 (371)
USD 180,000 GBP 134,690 Deutsche Bank AG 01/05/21 (4,188)

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 60,000 JPY 6,232,548 Bank of America NA 01/05/21 $ (361)
USD 120,000 JPY 12,502,500 Citibank NA 01/05/21 (1,084)
USD 180,000 MXN 3,586,590 Citibank NA 01/05/21 (235)
USD 60,000 SEK 504,018 Bank of America NA 01/05/21 (1,259)
USD 120,000 SEK 1,025,033 JPMorgan Chase Bank NA 01/05/21 (4,585)
USD 120,000 CLP 90,012,000 Citibank NA 01/06/21 (6,686)
USD 60,000 CLP 46,024,800 JPMorgan Chase Bank NA 01/06/21 (4,777)
BRL 51,306 USD 10,000 Goldman Sachs International 01/08/21 (122)
MXN 198,853 USD 10,000 Citibank NA 01/08/21 (11)
PLN 36,557 USD 10,000 UBS AG 01/08/21 (214)
USD 10,000 CAD 12,782 JPMorgan Chase Bank NA 01/08/21 (42)
USD 10,000 CLP 7,308,093 Goldman Sachs International 01/08/21 (285)
USD 10,000 COP 34,363,800 Goldman Sachs International 01/08/21 (61)
USD 12,171 EUR 10,000 Barclays Bank plc 01/08/21 (47)
USD 10,000 KRW 11,059,700 JPMorgan Chase Bank NA 01/08/21 (175)
USD 10,000 MXN 200,012 Bank of America NA 01/08/21 (47)
USD 20,000 ZAR 303,789 Goldman Sachs International 01/08/21 (662)
RUB 4,433,400 USD 60,000 Bank of America NA 01/12/21 (96)
RUB 1,464,916 USD 20,000 Barclays Bank plc 01/12/21 (206)
USD 20,000 RUB 1,510,648 UBS AG 01/12/21 (412)
RUB 13,359,600 USD 180,000 JPMorgan Chase Bank NA 02/02/21 (55)
USD 180,000 GBP 131,651 Bank of America NA 02/02/21 (73)
ZAR 2,654,325 USD 180,000 BNP Paribas SA 02/02/21 (101)
INR 13,182,660 USD 180,000 Citibank NA 02/03/21 (33)
USD 33,070 COP 120,388,786 Deutsche Bank AG 02/24/21 (2,151)
USD 131,503 RUB 10,040,930 Barclays Bank plc 02/24/21 (3,399)
USD 80,401 MXN 1,630,119 Barclays Bank plc 02/26/21 (1,036)
USD 25,560 MXN 517,000 Deutsche Bank AG 02/26/21 (266)
USD 1,127,764 CNY 7,411,665 Standard Chartered Bank 03/17/21 (6,613)
(42,689)
$ (19,214)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 76 06/11/21 USD 99.25 USD 19,000 $ 15,675
90-day Eurodollar September 2021 Futures .......... 86 09/10/21 USD 99.38 USD 21,500 13,438
90-day Eurodollar September 2021 Futures .......... 97 09/10/21 USD 99.63 USD 24,250 6,061
$ 35,174
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.10% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/22/21 1.10 % USD 1,250 $ 1,278
10-Year Interest Rate Swap
(a)
1.15% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/28/21 1.15 USD 800 7,242
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 USD 1,300 35,829
$ 44,349
(a)
Forward settling swaption.

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 1,398 $ 496 $ — $ 496
3 month BA Semi-Annual 0.76% Semi-Annual 10/07/22
(a)
10/07/23 CAD 3,355 639 (70) 709
3 month BA Semi-Annual 0.75% Semi-Annual 10/24/22
(a)
10/24/23 CAD 2,409 41 — 41
3 month BA Semi-Annual 0.74% Semi-Annual 10/26/22
(a)
10/26/23 CAD 1,811 (138) — (138)
3 month BA Semi-Annual 0.83% Semi-Annual 11/09/22
(a)
11/09/23 CAD 1,700 927 — 927
3 month BA Semi-Annual 0.85% Semi-Annual 12/01/22
(a)
12/01/23 CAD 1,945 1,003 — 1,003
0.80% Semi-Annual 3 month BA Semi-Annual 12/12/22
(a)
12/12/23 CAD 2,018 (61) — (61)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 496 1,854 — 1,854
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 427 1,628 — 1,628
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 314 1,171 — 1,171
28 day MXIBTIIE Monthly 5.04% Monthly N/A 11/12/25 MXN 1,458 1,121 — 1,121
2.85% Semi-Annual 3 month LIBOR Quarterly N/A 12/21/28 USD 300 (49,450) — (49,450)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 (28,019) — (28,019)
$ (68,788) $ (70) $ (68,718)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 220 $ 1,790 $ — $ 1,790
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 220 1,648 — 1,648
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 270 2,912 — 2,912
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 230 4,126 — 4,126
1.01% At Termination 1 month HICPXT At Termination 12/15/25 EUR 53 5 — 5
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 79 (99) — (99)
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 79 (106) — (106)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 220 (2,657) — (2,657)
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 220 (2,190) — (2,190)
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 270 (4,920) — (4,920)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 230 (6,916) — (6,916)
1 month HICPXT At Termination 1.13% At Termination 12/15/30 EUR 53 (50) — (50)
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 79 78 — 78
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 79 15 — 15
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 70 532 — 532
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 70 2,271 — 2,271
$ (3,561) $ — $ (3,561)
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day
MXIBTIIE Monthly 6.32% Monthly
Goldman Sachs
International 08/06/25 MXN 640 $ 2,251 $ — $ 2,251

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
13
Schedule of Investments
(continued)
December 31, 2020
i
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.20%
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco (0.36)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ — $ (70) $ 22,327 $ (94,606)
OTC Swaps ................................................................... — — 2,251 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 28,305 $ — $ 28,305
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 23,475 — — 23,475
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 79,523 — 79,523
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 8,950 13,377 22,327
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 2,251 — 2,251
$ — $ — $ — $ 23,475 $ 119,029 $ 13,377 $ 155,881
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 5,691 — 5,691
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 42,689 — — 42,689
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 77,668 16,938 94,606
$ — $ — $ — $ 42,689 $ 83,359 $ 16,938 $ 142,986
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
14
Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
For the year ended December 31, 2020, the effec t of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 542,078 $ — $ 542,078
Forward foreign currency exchange contracts .... — — — (24,920) — — (24,920)
Options purchased
(a)
.................... — — — (7,833) (98,101) — (105,934)
Options written ........................ — — — — 76,895 — 76,895
Swaps .............................. — 2,087 — — (1,186,109) 51,360 (1,132,662)
$ — $ 2,087 $ — $ (32,753) $ (665,237) $ 51,360 $ (644,543)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 5,953 — 5,953
Forward foreign currency exchange contracts .... — — — (32,735) — — (32,735)
Options purchased
(b)
.................... — — — — 31,891 — 31,891
Options written ........................ — — — — (10,823) — (10,823)
Swaps .............................. — 1,057 — — 503,289 (3,561) 500,785
$ — $ 1,057 $ — $ (32,735) $ 530,310 $ (3,561) $ 495,071
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 17,111,567
Average notional value of contracts — short ................................................................................. 3,826,567
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 2,020,999
Average amounts sold — in USD ........................................................................................ 1,013,441
Options:
Average value of option contracts purchased ................................................................................ 13,933
Average value of option contracts written ................................................................................... 29,477
Average notional value of swaption contracts purchased ......................................................................... 2,177,500
Average notional value of swaption contracts written ........................................................................... 4,125,000
Credit default swaps:
Average notional value — buy protection ................................................................................... —
(a)
Average notional value — sell protection ................................................................................... —
(a)
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 9,071,080
Average notional value — receives fixed rate ................................................................................ 11,286,979
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 2,113,694
Average notional value — receives fixed rate ................................................................................ 2,161,556
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
15
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 3,093 $ 5,784
Forward foreign currency exchange contracts ................................................................. 23,475 42,689
Options
(a)(b)
........................................................................................ 79,523 —
Swaps — Centrally cleared ............................................................................. — 799
Swaps — OTC
(c)
.................................................................................... 2,251 —
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 108,342 $ 49,272
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(38,267) (6,583)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 70,075 $ 42,689
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 12,653 $ (4,872) $ — $ — $ 7,781
Barclays Bank plc ................................ 36,196 (4,688) — — 31,508
BNP Paribas SA ................................. 1,233 (101) — — 1,132
Citibank NA .................................... 6,328 (6,328) — — —
Deutsche Bank AG ............................... 6,998 (6,605) — — 393
Goldman Sachs International ........................ 2,276 (1,130) — — 1,146
HSBC Bank plc .................................. 1,964 — — — 1,964
JPMorgan Chase Bank NA .......................... 1,631 (1,631) — — —
Natwest Markets plc .............................. 250 — — — 250
Standard Chartered Bank ........................... 14 (14) — — —
State Street Bank and Trust Co. ...................... 417 — — — 417
UBS AG ...................................... 115 (115) — — —
$ 70,075 $ (25,484) $ — $ — $ 44,591
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 4,872 $ (4,872) $ — $ — $ —
Barclays Bank plc ................................ 4,688 (4,688) — — —
BNP Paribas SA ................................. 101 (101) — — —
Citibank NA .................................... 8,049 (6,328) — — 1,721
Deutsche Bank AG ............................... 6,605 (6,605) — — —
Goldman Sachs International ........................ 1,130 (1,130) — — —
JPMorgan Chase Bank NA .......................... 10,005 (1,631) — — 8,374
Standard Chartered Bank ........................... 6,613 (14) — — 6,599
UBS AG ...................................... 626 (115) — — 511
$ 42,689 $ (25,484) $ — $ — $ 17,205
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
16
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 76,069,566 $ — $ 76,069,566
Short-Term Securities:
Certificates of Deposit ..................................... — 1,200,138 — 1,200,138
Money Market Funds ...................................... 2,156,232 — — 2,156,232
U.S. Government Sponsored Agency Securities .................... — 5,099,891 — 5,099,891
Options Purchased:
Interest rate contracts ...................................... 35,174 44,349 — 79,523
Liabilities:
Investments:
TBA Sale Commitments .................................... — (16,601,057) — (16,601,057)
$ 2,191,406 $ 65,812,887 $ — $ 68,004,293
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 23,475 $ — $ 23,475
Interest rate contracts ....................................... 28,305 11,201 — 39,506
Other contracts ........................................... — 13,377 — 13,377
Liabilities:
Foreign currency exchange contracts ............................ — (42,689) — (42,689)
Interest rate contracts ....................................... (5,691) (77,668) — (83,359)
Other contracts ........................................... — (16,938) — (16,938)
$ 22,614 $ (89,242) $ — $ (66,628)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,570,870 are categorized as Level 2 within the disclosure hierarchy.

Statement of Assets and Liabilities
December 31, 2020
17
Financial Statements
See notes to financial statements.
BlackRock U.S.
Government
Bond V.I. Fund
ASSETS
Investments at value — unaffiliated (cost — $80,129,597) .............................................................................. $ 82,449,118
Investments at value — affiliated (cost — $2,156,232) ................................................................................. 2,156,232
Cash pledged: –
Futures contracts ........................................................................................................ 80,710
Centrally cleared swaps .................................................................................................... 77,943
Foreign currency at value (cost — $191,547) ....................................................................................... 201,902
Receivables: –
Investments sold ........................................................................................................ 11,021,992
TBA sale commitments .................................................................................................... 16,515,058
Capital shares sold ....................................................................................................... 366,041
Dividends — affiliated ..................................................................................................... 56
Dividends — unaffiliated ................................................................................................... 9,910
Interest — unaffiliated ..................................................................................................... 300,287
Variation margin on futures contracts ........................................................................................... 3,093
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 23,475
OTC swaps ............................................................................................................ 2,251
Prepaid expenses ......................................................................................................... 1,136
Other assets ............................................................................................................. 1,156
Total assets .............................................................................................................
113,210,360
LIABILITIES
TBA sale commitments at value (proceeds $16,515,058) ............................................................................... 16,601,057
Reverse repurchase agreements at value ......................................................................................... 4,570,870
Payables: –
Investments purchased .................................................................................................... 29,655,721
Capital shares redeemed ................................................................................................... 1,789
Distribution fees ......................................................................................................... 1,415
Income dividend distributions ................................................................................................ 61,751
Investment advisory fees .................................................................................................. 12,387
Directors' and Officer's fees ................................................................................................. 4,467
Other affiliate fees ....................................................................................................... 607
Variation margin on futures contracts ........................................................................................... 5,784
Variation margin on centrally cleared swaps ...................................................................................... 799
Other accrued expenses ................................................................................................... 137,230
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 42,689
Total liabilities ............................................................................................................
51,096,566
NET ASSETS ............................................................................................................
$ 62,113,794
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 62,644,252
Accumulated loss ......................................................................................................... (530,458)
NET ASSETS ............................................................................................................
$ 62,113,794

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
18
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 55,191,189
Shares outstanding .................................................................................................
5,116,354
Net asset value ....................................................................................................
$ 10.79
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 6,922,605
Shares outstanding .................................................................................................
642,061
Net asset value ....................................................................................................
$ 10.78
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
December 31, 2020
19
Financial Statements
See notes to financial statements.
BlackRock U.S.
Government
Bond V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 7,552
Dividends — unaffiliated ................................................................................................... 36
Interest — unaffiliated .................................................................................................... 1,385,212
Foreign taxes withheld .................................................................................................... (98)
Total investment income .....................................................................................................
1,392,702
EXPENSES
Investment advisory ...................................................................................................... 323,336
Transfer agent — class specific .............................................................................................. 125,877
Professional ........................................................................................................... 77,097
Accounting services ...................................................................................................... 68,139
Custodian ............................................................................................................. 28,481
Distribution — class specific ................................................................................................ 21,987
Printing and postage ..................................................................................................... 9,380
Transfer agent .......................................................................................................... 5,009
Miscellaneous .......................................................................................................... 9,787
Total expenses excluding interest expense .........................................................................................
669,093
Interest expense .......................................................................................................... 52,287
Total expenses ...........................................................................................................
721,380
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (170,629)
Transfer agent fees reimbursed — class specific ................................................................................... (120,599)
Total expenses after fees waived and/or reimbursed ..................................................................................
430,152
Net investment income ......................................................................................................
962,550
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,171,157
Net realized gain (loss) from: $ –
Investments — unaffiliated ............................................................................................... 2,373,596
Forward foreign currency exchange contracts ................................................................................... (24,920)
Foreign currency transactions ............................................................................................. (1,195)
Futures contracts ...................................................................................................... 542,078
Options written ....................................................................................................... 76,895
Swaps ............................................................................................................. (1,132,662)
A
1,833,792
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... 863,785
Forward foreign currency exchange contracts ................................................................................... (32,735)
Foreign currency translations .............................................................................................. 10,400
Futures contracts ...................................................................................................... 5,953
Options written ....................................................................................................... (10,823)
Swaps ............................................................................................................. 500,785
A
1,337,365
Net realized and unrealized gain ...............................................................................................
3,171,157
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 4,133,707

Statements of Changes in Net Assets

December 31, 2020
2020
BlackRock Annual Report To Shareholders
20
See notes to financial statements.
BlackRock U.S. Government Bond V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 962,550 $ 1,287,039
Net realized gain .................................................................................. 1,833,792 760,480
Net change in unrealized appreciation (depreciation) .......................................................... 1,337,365 1,570,977
Net increase in net assets resulting from operations .............................................................
4,133,707 3,618,496
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (1,011,925) (1,276,900)
  Class III ....................................................................................... (133,418) (76,865)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,145,343) (1,353,765)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
2,562,829 (3,827,360)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 5,551,193 (1,562,629)
Beginning of year .................................................................................... 56,562,601 58,125,230
End of year ........................................................................................
$ 62,113,794 $ 56,562,601
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
21
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.32 $ 9.93 $ 10.12 $ 10.18 $ 10.23
Net investment income
(a)
.....................................
0.16 0.23 0.21 0.16 0.15
Net realized and unrealized gain (loss) ...........................
0.50 0.40 (0.18) (0.01) (0.01)
Net increase from investment operations ............................
0.66 0.63 0.03 0.15 0.14
Distributions from net investment income
(b)
........................
(0.19) (0.24) (0.22) (0.21) (0.19)
Net asset value, end of year ...................................
$ 10.79 $ 10.32 $ 9.93 $ 10.12 $ 10.18
Total Return
(c)
6.46% 6.36% 0.29% 1.52% —
Based on net asset value ......................................
6.46% 6.36% 0.29% 1.52% 1.33%
Ratios to Average Net Assets
Total expenses .............................................
1.09%
(d)
1.70% 1.85% 1.31% 1.02%
Total expenses after fees waived and/or reimbursed ....................
0.63%
(d)
1.31% 1.27% 1.01% 0.76%
Total expenses after fees waived and/or reimbursed and excluding interest expenses ...............................................
0.54%
(d)
0.74% 0.82% 0.87% 0.70%
Net investment income .......................................
1.54%
(d)
2.22% 2.10% 1.58% 1.43%
Supplemental Data
Net assets, end of year (000) ....................................
$ 55,191 $ 53,865 $ 54,820 $ 65,100 $ 72,433
Portfolio turnover rate
(e)
.......................................
672% 699% 737% 1,052% 1,140%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 415% 445% 435% 681% 705%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
22
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 10.32 $ 9.92 $ 10.11 $ 10.18 $ 10.22
Net investment income
(a)
.....................................
0.13 0.19 0.18 0.13 0.11
Net realized and unrealized gain (loss) ...........................
0.49 0.42 (0.18) (0.02) —
Net increase from investment operations ............................
0.62 0.61 0.00 0.11 0.11
Distributions from net investment income
(b)
........................
(0.16) (0.21) (0.19) (0.18) (0.15)
Net asset value, end of year ...................................
$ 10.78 $ 10.32 $ 9.92 $ 10.11 $ 10.18
Total Return
(c)
6.03% 6.14% (0.01)% 1.10% —
Based on net asset value ......................................
6.03% 6.14% (0.01)% 1.10% 1.08%
Ratios to Average Net Assets
Total expenses .............................................
1.28%
(d)
1.89% 2.03% 1.45% 1.27%
Total expenses after fees waived and/or reimbursed ....................
0.92%
(d)
1.61% 1.57% 1.30% 1.08%
Total expenses after fees waived and/or reimbursed and excluding interest expenses ...............................................
0.84%
(d)
1.03% 1.13% 1.17% 1.01%
Net investment income .......................................
1.19%
(d)
1.86% 1.86% 1.30% 1.09%
Supplemental Data
Net assets, end of year (000) ....................................
$ 6,923 $ 2,698 $ 3,305 $ 1,785 $ 2,758
Portfolio turnover rate
(e)
.......................................
672% 699% 737% 1,052% 1,140%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 415% 445% 435% 681% 705%
See notes to financial statements.

Notes to Financial Statements
23
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock U.S.
Government Bond V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-
dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the
Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
24
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The paym ents on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
26
in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund  realizes g ains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2020, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were
$6,324,330 and 0.55%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Collateral with a value of $4,573,596 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-cash
Collateral Pledged
Including Accrued
Interest
(a)
Cash Collateral
Pledged Net Amount
Bank of America Securities, Inc. $ (4,570,87 0 ) $ 4,570,87 0 $ – $ –

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund purchases and writes swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or
“floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
28
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $797 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement, effective May 19, 2020, with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays
BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the class specific distribution fees borne directly by Class III were $21,987.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager voluntarily agreed to waive 0.26% of i ts investment advisory fees paid by the Fund . This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
For the year ended December 31, 2020, the amount waived was $ 168 , 134 .
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1,
2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December
31, 2020, the amount waived was $2,495.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.50%
$1 Billion - $3 Billion ..................................................................................................... 0.47
$3 Billion - $5 Billion ..................................................................................................... 0.45
$5 Billion - $10 Billion .................................................................................................... 0.44
Greater than $10 Billion .................................................................................................. 0.43
Class I .......................................................................................................... $ 112,312
Class III ......................................................................................................... 13,565
$ 125,877
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
30
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order ( the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
RULE-ABOVE
For the year ended December 31, 2020, purchases and sales related to mortgage dollar rolls were $178,468,516 and $178,458,337, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 112,312
Class III ......................................................................................................... 8,287
$ 120,599
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
U.S. Government Bond V.I .............................................. $ 38,109,466 $ 42,695,109 $ 428,927,269 $ 438,171,649
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 1,145,343 $ 1,353,765

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, amortization methods for premiums and discounts on fixed income securities and the accounting for swap agreements.
During the year ended December 31, 2020, the Fund utilized $1,701,134 of its capital loss carryforward.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Undistributed ordinary income ............................................................................................. $ 366,226
Non-expiring capital loss carryforwards
(a)
...................................................................................... (2,937,146)
Net unrealized gains (losses)
(b)
............................................................................................ 2,040,462
$ (530,458)
Tax cost ........................................................................................................... $ 82,332,525
Gross unrealized appreciation ............................................................................................ $ 2,783,129
Gross unrealized depreciation ............................................................................................ (655,414)
Net unrealized appreciation (depreciation) .................................................................................... $ 2,127,715

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
32
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
677,367 $ 7,262,948 306,520 $ 3,139,125
Shares issued in reinvestment of distributions ........................
97,090 1,041,697 127,398 1,295,840
Shares redeemed .........................................
(875,669) (9,410,157) (736,860) (7,515,644)
Net decrease ..............................................
(101,212) $ (1,105,512) (302,942) $ (3,080,679)
Class III
Shares sold .............................................
2,446,165 $ 25,979,537 674,859 $ 6,868,096
Shares issued in reinvestment of distributions ........................
12,220 131,707 7,647 77,885
Shares redeemed .........................................
(2,077,768) (22,442,903) (754,061) (7,692,662)
Net increase (decrease) .......................................
380,617 $ 3,668,341 (71,555) $ (746,681)
Total Net Increase (Decrease)
279,405 $ 2,562,829 (374,497) $ (3,827,360)

Report of Independent Registered Public Accounting Firm
33
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock U.S. Government Bond V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock U.S. Government Bond V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report To Shareholders
34
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REPO_CORRA Canadian Overnight Repo Rate
TBA To-be-announced

Statement Regarding Liquidity Risk Management Program
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Variable Series Funds, Inc. (“Variable Series
Funds”) and BlackRock Variable Series Funds II, Inc. (“Variable Series Funds II” and together with Variable Series Funds, the "Companies" and each, a "Company") has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap
Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital
Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund,
BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund,
BlackRock Small Cap Index V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund (the "Funds"), each a series of the Variable Series
Funds or Variable Series Funds II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Variable Series Funds, on behalf of BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund,
BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I.
Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock
Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, met on
November 10-11, 2020 and the Board of Variable Series Funds II, on behalf of BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S.
Government Bond V.I. Fund, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Boards previously appointed BlackRock Advisors, LLC or BlackRock
Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings, the Committee, on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s
Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Boards stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2020
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
33 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Director
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
33 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019.
33 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006.
33 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
33 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Senior Lecturer, Harvard Business School, since 2008; Director,
Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/
Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
33 RICs consisting of 159 Portfolios None
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
33 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Montpelier Re
Holdings, Ltd. (publicly
held property and casualty
reinsurance) from 2013
until 2015; WABCO
(commercial vehicle safety
systems); Sealed Air Corp.
(packaging)
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 33 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing)

Director and Officer Information
(continued)
Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Director
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee
and Chair of the Investment Committee, Cornell University
since 2004; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2018; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
33 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Director
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
33 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman
of the Professional Ethics Committee of the Pennsylvania
Institute of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
33 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
33 RICs consisting of 159 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Director and Officer Information
2020
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Director
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
84 RICs consisting of 108 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Director
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
84 RICs consisting of 108 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Director
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
84 RICs consisting of 108 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
84 RICs consisting of 108 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year.
85 RICs consisting of 109 Portfolios None
R. Glenn Hubbard
1958
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
84 RICs consisting of 108 Portfolios ADP (data and information services); Metropolitan
Life Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
85 RICs consisting of 109 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
85 RICs consisting of 109 Portfolios None
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information
Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com/prospectus/insurance ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Additional Information
(continued)
2020
BlackRock Annual Report to Shareholders
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total
Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock
High Yield V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund, BlackRock
Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market
V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government
Money Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund,
BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-12/20-AR

Item 2 –           Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –           Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$39,984	$39,984	$0	$0	$13,600	$14,000	$0	$0
BlackRock Total Return V.I. Fund	$50,898	$50,898	$0	$750	$14,900	$15,400	$0	$0
BlackRock U.S. Government Bond V.I. Fund	$38,352	$38,352	$0	$0	$14,900	$15,400	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$13,600	$14,000
BlackRock Total Return V.I. Fund	$14,900	$16,150
BlackRock U.S. Government Bond V.I. Fund	$14,900	$15,400

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 26, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 26, 2021